                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                          SunAmerica Specialty Series
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
--------------------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                                 Harborside 5,
                         185 Hudson Street, Suite 3300
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        April 30, 2019
                               ------------------------

Item 1. Reports to Stockholders

        2019 SEMI-ANNUAL REPORT

                          SUNAMERICA SPECIALTY SERIES


Commodity Strategy Fund
ESG Dividend Fund
Focused Alpha Large-Cap Fund
Focused Growth Fund
Income Explorer Fund
Small-Cap Fund




                                    [GRAPHIC]



     Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

     If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

     You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

[LOGO]

                        TABLE OF CONTENTS


        A MESSAGE FROM THE PRESIDENT................................   2
        EXPENSE EXAMPLE.............................................   5
        STATEMENT OF ASSETS AND LIABILITIES.........................   7
        STATEMENT OF OPERATIONS.....................................   9
        STATEMENT OF CHANGES IN NET ASSETS..........................  11
        FINANCIAL HIGHLIGHTS........................................  13
        PORTFOLIO OF INVESTMENTS....................................  19
        NOTES TO FINANCIAL STATEMENTS...............................  66
        SUPPLEMENT TO THE PROSPECTUS................................  90

        A MESSAGE FROM THE PRESIDENT -- (UNAUDITED)

Dear Shareholders:

We are pleased to present this semi-annual update for SunAmerica Specialty Series (the "Specialty Series"), including AIG Commodity Strategy Fund, AIG ESG Dividend Fund, AIG Focused Alpha Large-Cap Fund, AIG Focused Growth Fund, AIG Income Explorer Fund and AIG Small-Cap Fund (the "Funds"), covering the six-month period ended April 30, 2019.

Overall, global equities and global bonds advanced, while commodities generated negative returns. Virtually all asset classes saw volatility surge during the period.

Following a challenging October 2018, global equities enjoyed a brief reprieve as the semi-annual period began in November 2018 on dovish+ comments from U.S. Federal Reserve ("Fed") Chair Powell and seemingly encouraging progress toward China-U.S. trade talks. However, the relief rally proved short-lived, with global equities plunging in December on renewed concerns about slowing global economic growth. China's economy grew at the weakest pace in a decade, and economic growth in Europe moderated. U.S. equities suffered their largest quarterly loss during the fourth quarter of 2018 since 2011. European equities ended the quarter lower, with concerns about budget negotiations between Italy and the European Union, protests in France, Brexit++ risks and trade developments of particular focus. Pacific Basin equity markets ended the calendar year on a disappointing note, with Japanese equities underperforming the region by a substantial margin, as increased global economic growth risks weighed on Japan's export-dependent economy. On the monetary policy front, the U.S. Fed raised its interest rates by 25 basis points+++ in December to the highest level in a decade. The European Central Bank (ECB) concluded its asset-purchase program but announced it would continue its reinvestment policy for an extended period of time beyond its first interest rate increase, slated for the second half of 2019.

In a sharp reversal, global equities rebounded in the first quarter of 2019 to their best quarterly return since September 2009. Though Brexit remained a key concern, markets were buoyed by productive trade negotiations between the U.S. and China and by dovish rhetoric and policy actions from the major central banks. U.S. equities rallied, supported by relatively strong fourth quarter 2018 corporate earnings and by a shift in Fed policy, wherein the Fed left its interest rates unchanged and indicated rates would likely remain stable in 2019. European equities overall also gained, as the ECB surprised markets by pushing back interest rate raises, slashing its economic growth forecast and announcing an extended liquidity policy. Pacific Basin equities rose alongside other global equity markets, though Japanese equities continued to underperform the region, as inflation there sank. In April 2019, global equities rose for the fourth consecutive month. Markets reacted positively to strong economic data, accommodative central bank policies, improving economic growth prospects in China, and rising expectations for a U.S.-China trade deal. In Europe, weakness in the manufacturing sector and Brexit uncertainty remained key concerns, though the U.K. avoided an abrupt no-deal departure from the European Union in April after European Union leaders granted the U.K. a flexible extension until the end of October 2019.

The broad global fixed income market posted a positive return during the semi-annual period overall. Sovereign yields declined across most markets for most of the semi-annual period, amid a spike in equity market volatility, increased concerns about global economic growth and more dovish central bank policies. Corporate bonds underperformed the broad fixed income market during the last months of 2018, owing to a flight to quality among investors, unresolved political issues in Europe and a sharp sell-off in energy prices, but then rebounded strongly during the first four months of 2019, benefiting from a rally in risk assets generally as investor sentiment improved.

Commodities declined in the last months of 2018 amid a sharp correction in energy prices, as concerns about increasing crude oil supplies weighed on prices. Commodities then realized one of their best quarterly performances in a decade in the first months of 2019 on improved supply and demand fundamentals and more optimistic global trade sentiment, with energy the top performer. Crude oil prices continued to benefit in April from a challenging supply scenario, including plans for U.S. sanctions on Iran, production outages in Venezuela and production cuts by Saudi Arabia-led OPEC. Still, for the semi-annual period overall, energy was among the weakest commodities sectors, surpassed only by agriculture and livestock. Precious metals was the strongest commodities sector during the semi-annual period as volatility in global equity markets increased demand for what are widely considered safe-haven assets. Industrial metals also gained, benefiting from Chinese economic stimulus and improved trade sentiment.

Amid these conditions, developed market equities, as measured by the 8.83% return of the MSCI World Index,/*/ underperformed emerging market equities, as measured by the 13.76% return of the MSCI Emerging Markets Index/*/ for the semi-annual period overall. Among the developed markets, U.S. equities, as measured by the 9.76% return of the S&P 500 Index,/*/ outperformed non-U.S. equities, as measured by the 7.45% return of the MSCI EAFE Index./*/ Within the U.S. equity market, mid-cap stocks performed best, followed by large-cap stocks, and then at some distance, by small-cap stocks. Growth stocks outpaced value stocks across the capitalization spectrum. For the semi-annual period overall, U.S. bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index,/*/ and global bonds, as represented by the Bloomberg Barclays Global Aggregate Bond Index,/*/ posted returns of 5.49% and 4.28%, respectively. The ICE BofAML U.S. Treasury Index/*/ returned 5.05%, while international government bonds, as represented by the FTSE WGBI (USD, hedged),/*/ returned 5.00%. Commodities, as represented by the Bloomberg Commodity Index,/*/ returned -1.97% for the semi-annual period as a whole.

On the following pages, you will find the financial statements and portfolio information for each of the Specialty Series Funds for the six-month period ended April 30, 2019.

Thank you for being a part of the Specialty Series Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website at www.aig.com/funds.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
PRESIDENT & CEO
SunAmerica Asset Management, LLC
--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DIVERSIFICATION AND ASSET ALLOCATION DO NOT GUARANTEE A PROFIT NOR PROTECT AGAINST A LOSS.

+  Dovish tends to suggest lower interest rates; opposite of hawkish.

++ Brexit indicates the U.K.'s path out of the European Union.

+++A basis point is 1/100th of a percentage point.

* The MSCI WORLD INDEX is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of 23 developed markets. The MSCI EMERGING MARKETS INDEX is a free float-adjusted market capitalization index that is designed to measure equity market performance of 26 emerging markets. The S&P 500 INDEX is an unmanaged, weighted index of 500 large company stocks that is widely-recognized as representative of the performance of the U.S. stock market. The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the US & Canada. The BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The BLOOMBERG BARCLAYS GLOBAL AGGREGATE BOND INDEX provides a broad-based measure of the global investment-grade fixed income markets. The ICE BOFAML U.S. TREASURY INDEX tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. The FTSE WGBI (WORLD GOVERNMENT BOND INDEX) (USD, HEDGED) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries, including all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$50 billion. The BLOOMBERG COMMODITY INDEX is a broadly diversified index made up of 22 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly into an index.

The AIG Commodity Strategy Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities. Investors should consider buying shares of the AIG Commodity Strategy Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the AIG Commodity Strategy Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the AIG Commodity Strategy Fund's investments in commodity-linked derivative instruments.
The risks associated with the use of futures contracts by the AIG Commodity Strategy Fund include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Investments that provide exposure to foreign markets involve special risks, such as currency fluctuations, differing financial reporting and regulatory standards, and economic and political instability. These risks are highlighted when the issuer is in an emerging market. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from futures instruments that are tied to foreign instruments or currencies. The Fund also has exposure to the commodities markets, which may subject it to greater volatility than investments in traditional securities. The AIG Commodity Strategy Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by the U.S. government and its agencies, and may also invest in other high-quality, short-term securities ("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments. The Fund's investments in repurchase agreements involve certain risks involving the default or insolvency of the seller and counterparty risk (i.e., the risk that the counterparty will not perform its obligations). The Fund's returns are expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund. Active trading of the Fund's portfolio may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders. Investors should note that the ability of the subadviser to successfully implement the Fund's strategies, including the proprietary investment processes used by the subadviser, will influence the performance of the Fund significantly.
Focused funds are less diversified than typical mutual funds; therefore, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies, and may have fewer resources and a greater risk of business failure than do large companies.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2019 -- (UNAUDITED)

DISCLOSURE OF FUND EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each a "Fund" and collectively, the "Funds") in the SunAmerica Specialty Series (the "Trust"), you may incur two types of costs:
(1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and account maintenance fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2018 and held until April 30, 2019.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2019" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended April 30, 2019" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2019" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended April 30, 2019" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2019" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)


                                        ACTUAL                                             HYPOTHETICAL
                   ------------------------------------------------ ---------------------------------------------------------
                                                                                   ENDING ACCOUNT
                                   ENDING ACCOUNT   EXPENSES PAID                   VALUE USING A   EXPENSES PAID
                     BEGINNING      VALUE USING       DURING THE      BEGINNING    HYPOTHETICAL 5%    DURING THE
                   ACCOUNT VALUE  ACTUAL RETURN AT SIX MONTHS ENDED ACCOUNT VALUE   ANNUAL RETURN  SIX MONTHS ENDED ANNUALIZED
                   AT NOVEMBER 1,    APRIL 30,        APRIL 30,     AT NOVEMBER 1,  AT APRIL 30,      APRIL 30,      EXPENSE
                        2018            2019            2019*            2018           2019            2019*         RATIO*
                   -------------- ---------------- ---------------- -------------- --------------- ---------------- ----------
AIG COMMODITY
 STRATEGY FUND@
 Class A#.........   $1,000.00       $  967.11          $ 8.39        $1,000.00       $1,016.27         $ 8.60         1.72%
 Class C#.........   $1,000.00       $  964.83          $11.55        $1,000.00       $1,013.04         $11.83         2.37%
 Class W#.........   $1,000.00       $  969.20          $ 7.42        $1,000.00       $1,017.26         $ 7.60         1.52%
AIG ESG DIVIDEND
 FUND
 Class A#.........   $1,000.00       $1,052.30          $ 5.80        $1,000.00       $1,019.14         $ 5.71         1.14%
 Class C#.........   $1,000.00       $1,048.62          $ 9.09        $1,000.00       $1,015.92         $ 8.95         1.79%
 Class W#.........   $1,000.00       $1,053.37          $ 4.79        $1,000.00       $1,020.13         $ 4.71         0.94%
AIG FOCUSED ALPHA
 LARGE-CAP FUND
 Class A..........   $1,000.00       $1,113.88          $ 8.65        $1,000.00       $1,016.61         $ 8.25         1.65%
 Class C#.........   $1,000.00       $1,110.07          $12.40        $1,000.00       $1,013.04         $11.83         2.37%
 Class W#.........   $1,000.00       $1,114.35          $ 7.97        $1,000.00       $1,017.26         $ 7.60         1.52%
AIG FOCUSED
 GROWTH FUND
 Class A#.........   $1,000.00       $1,104.35          $ 6.21        $1,000.00       $1,018.89         $ 5.96         1.19%
 Class C#.........   $1,000.00       $1,101.08          $ 9.59        $1,000.00       $1,015.67         $ 9.20         1.84%
 Class W#.........   $1,000.00       $1,105.44          $ 5.22        $1,000.00       $1,019.84         $ 5.01         1.00%
AIG INCOME
 EXPLORER FUND
 Class A#.........   $1,000.00       $1,072.85          $ 8.84        $1,000.00       $1,016.27         $ 8.60         1.72%
 Class C#.........   $1,000.00       $1,069.53          $12.16        $1,000.00       $1,013.04         $11.83         2.37%
 Class W#.........   $1,000.00       $1,073.96          $ 7.82        $1,000.00       $1,017.26         $ 7.60         1.52%
AIG SMALL-CAP FUND
 Class A#.........   $1,000.00       $1,009.01          $ 6.48        $1,000.00       $1,018.35         $ 6.51         1.30%
 Class C#.........   $1,000.00       $1,005.76          $ 9.65        $1,000.00       $1,015.17         $ 9.69         1.94%
 Class W#.........   $1,000.00       $1,010.05          $ 5.68        $1,000.00       $1,019.14         $ 5.71         1.14%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period).
   These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2019" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2019" and the "Annualized Expense Ratio" would have been lower.
@  Consolidated (see Note 2 to Notes to Financial Statements)

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2019 -- (UNAUDITED)

                                                                                                AIG
                                                                        AIG        AIG        FOCUSED        AIG         AIG
                                                                     COMMODITY     ESG         ALPHA       FOCUSED      INCOME
                                                                     STRATEGY    DIVIDEND    LARGE-CAP     GROWTH      EXPLORER
                                                                       FUND#       FUND        FUND        FUND**        FUND
                                                                    ----------- ----------- ------------ ------------ -----------
ASSETS:
Investments at value (unaffiliated)*............................... $14,789,978 $30,599,194 $643,128,289 $605,158,787 $45,859,014
Repurchase agreements (cost approximates value)....................  15,195,000     357,000           --           --          --
Cash...............................................................   3,233,864         932   35,358,537   51,594,521     531,156
Foreign cash*......................................................          --          --           --           --      51,180
Receivable for:
  Shares of beneficial interest sold...............................       2,251      83,121      669,779      480,344       7,661
  Dividends and interest...........................................       6,483      49,509      521,354       36,000     225,625
  Investments sold.................................................          --          --           --           --      47,242
Prepaid expenses and other assets..................................       4,133         129        7,504       11,237       4,213
Cash collateral for futures contracts..............................          --          --           --           --          --
Due from broker....................................................     767,000          --           --           --          --
Due from investment adviser for expense reimbursements/fee waivers.      72,883      30,340        8,060      537,042      18,465
Variation margin on futures contracts..............................     103,900          --           --           --          --
Unrealized appreciation on forward foreign currency contracts......          --          --           --           --       3,655
Unrealized appreciation on swap contracts..........................       5,927          --           --           --          --
                                                                    ----------- ----------- ------------ ------------ -----------
  Total assets.....................................................  34,181,419  31,120,225  679,693,523  657,817,931  46,748,211
                                                                    ----------- ----------- ------------ ------------ -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed...........................      15,286       5,463      444,136      451,295      13,672
  Investments purchased............................................          --          --   17,430,460   23,423,561          --
  Investments purchased on an extended settlement basis............          --          --           --           --      75,000
  Payments on swap contracts.......................................     115,915          --           --           --          --
  Investment advisory and management fees..........................      22,469      19,024      529,796      511,022      38,671
  Distribution and account maintenance fees........................      10,349       8,156      201,860      202,679      14,653
  Transfer agent fees and expenses.................................       6,737       6,001      126,703      123,906       8,471
  Trustees' fees and expenses......................................          41          30          704          706          60
  Other accrued expenses...........................................     164,196      54,333      280,728      270,202      90,214
  Due to investment adviser from expense recoupment................          --          --        3,593           --          --
Variation margin on futures contracts..............................     103,730          --           --           --          --
Unrealized depreciation on forward foreign currency contracts......          --          --           --           --         248
Due to broker......................................................     102,876          --           --           --          --
                                                                    ----------- ----------- ------------ ------------ -----------
  Total liabilities................................................     541,599      93,007   19,017,980   24,983,371     240,989
                                                                    ----------- ----------- ------------ ------------ -----------
NET ASSETS......................................................... $33,639,820 $31,027,218 $660,675,543 $632,834,560 $46,507,222
                                                                    =========== =========== ============ ============ ===========


                                                                        AIG
                                                                     SMALL-CAP
                                                                       FUND
                                                                    -----------
ASSETS:
Investments at value (unaffiliated)*............................... $56,216,681
Repurchase agreements (cost approximates value)....................     161,000
Cash...............................................................     475,874
Foreign cash*......................................................          --
Receivable for:
  Shares of beneficial interest sold...............................     189,382
  Dividends and interest...........................................      10,884
  Investments sold.................................................     147,459
Prepaid expenses and other assets..................................       4,431
Cash collateral for futures contracts..............................          33
Due from broker....................................................          --
Due from investment adviser for expense reimbursements/fee waivers.      88,696
Variation margin on futures contracts..............................          --
Unrealized appreciation on forward foreign currency contracts......          --
Unrealized appreciation on swap contracts..........................          --
                                                                    -----------
  Total assets.....................................................  57,294,440
                                                                    -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed...........................      57,278
  Investments purchased............................................       1,206
  Investments purchased on an extended settlement basis............          --
  Payments on swap contracts.......................................          --
  Investment advisory and management fees..........................      46,622
  Distribution and account maintenance fees........................      17,489
  Transfer agent fees and expenses.................................      11,412
  Trustees' fees and expenses......................................          75
  Other accrued expenses...........................................     107,616
  Due to investment adviser from expense recoupment................          --
Variation margin on futures contracts..............................       2,400
Unrealized depreciation on forward foreign currency contracts......          --
Due to broker......................................................          --
                                                                    -----------
  Total liabilities................................................     244,098
                                                                    -----------
NET ASSETS......................................................... $57,050,342
                                                                    ===========

--------
#  Consolidated (see Note 2)
** See Note 1

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                                                                       AIG
                                                                              AIG         AIG        FOCUSED        AIG
                                                                           COMMODITY      ESG         ALPHA       FOCUSED
                                                                           STRATEGY     DIVIDEND    LARGE-CAP     GROWTH
                                                                             FUND#        FUND        FUND        FUND**
                                                                         ------------  ----------- ------------ ------------
NET ASSETS REPRESENTED BY:
Paid-in capital......................................................... $132,169,821  $29,945,792 $480,820,343 $445,731,640
Total accumulated earnings (loss).......................................  (98,530,001)   1,081,426  179,855,200  187,102,920
                                                                         ------------  ----------- ------------ ------------
Net assets.............................................................. $ 33,639,820  $31,027,218 $660,675,543 $632,834,560
                                                                         ============  =========== ============ ============
*Cost
  Investments (unaffiliated)............................................ $ 14,875,055  $28,877,179 $480,471,882 $432,429,384
                                                                         ============  =========== ============ ============
  Foreign cash.......................................................... $         --  $        -- $         -- $         --
                                                                         ============  =========== ============ ============

CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.............................................................. $ 30,680,225  $22,254,070 $602,985,788 $506,478,939
Shares of beneficial interest issued and outstanding....................    4,631,008    1,460,198   20,842,067   18,707,278
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)........................... $       6.62  $     15.24 $      28.93 $      27.07
Maximum sales charge (5.75% of offering price)..........................         0.40         0.93         1.76         1.65
                                                                         ------------  ----------- ------------ ------------
Maximum offering price to public........................................ $       7.02  $     16.17 $      30.69 $      28.72
                                                                         ============  =========== ============ ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.............................................................. $  1,494,647  $   987,731 $ 37,551,416 $ 64,766,791
Shares of beneficial interest issued and outstanding....................      236,713       64,924    1,387,830    2,571,520
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charge)........................... $       6.31  $     15.21 $      27.06 $      25.19
                                                                         ============  =========== ============ ============
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets.............................................................. $  1,464,948  $ 7,785,417 $ 20,138,339 $ 61,588,830
Shares of beneficial interest issued and outstanding....................      218,201      510,497      684,424    2,228,986
Net asset value, offering and redemption price per share................ $       6.71  $     15.25 $      29.42 $      27.63
                                                                         ============  =========== ============ ============

                                                                             AIG
                                                                            INCOME        AIG
                                                                           EXPLORER    SMALL-CAP
                                                                             FUND        FUND
                                                                         -----------  -----------
NET ASSETS REPRESENTED BY:
Paid-in capital......................................................... $47,731,743  $51,258,234
Total accumulated earnings (loss).......................................  (1,224,521)   5,792,108
                                                                         -----------  -----------
Net assets.............................................................. $46,507,222  $57,050,342
                                                                         ===========  ===========
*Cost
  Investments (unaffiliated)............................................ $46,623,847  $50,027,164
                                                                         ===========  ===========
  Foreign cash.......................................................... $    51,498  $        --
                                                                         ===========  ===========

CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.............................................................. $36,654,726  $48,910,604
Shares of beneficial interest issued and outstanding....................   2,413,175    2,832,176
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)........................... $     15.19  $     17.27
Maximum sales charge (5.75% of offering price)..........................        0.93         1.05
                                                                         -----------  -----------
Maximum offering price to public........................................ $     16.12  $     18.32
                                                                         ===========  ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.............................................................. $ 3,888,197  $ 3,598,207
Shares of beneficial interest issued and outstanding....................     256,433      217,620
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charge)........................... $     15.16  $     16.53
                                                                         ===========  ===========
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets.............................................................. $ 5,964,299  $ 4,541,531
Shares of beneficial interest issued and outstanding....................     392,702      259,704
Net asset value, offering and redemption price per share................ $     15.19  $     17.49
                                                                         ===========  ===========

--------
#  Consolidated (see Note 2)
** See Note 1

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2019 -- (UNAUDITED)

                                                                                                      AIG
                                                                               AIG        AIG       FOCUSED       AIG
                                                                            COMMODITY     ESG        ALPHA      FOCUSED
                                                                            STRATEGY    DIVIDEND   LARGE-CAP    GROWTH
                                                                              FUND#       FUND       FUND       FUND**
                                                                            ---------  ---------  ----------  -----------
INVESTMENT INCOME:
Dividends (unaffiliated)................................................... $      --  $ 450,784  $5,407,415  $ 2,156,377
Interest (unaffiliated)....................................................   384,893      1,588          --           --
                                                                            ---------  ---------  ----------  -----------
   Total investment income*................................................   384,893    452,372   5,407,415    2,156,377
                                                                            ---------  ---------  ----------  -----------
EXPENSES:
  Investment advisory and management fees..................................   200,250    103,022   3,040,763    2,987,677
  Distribution and account maintenance fees:
   Class A.................................................................    52,482     36,979     939,669      806,725
   Class C.................................................................     8,261      2,316     167,912      309,546
  Service fees:
   Class W.................................................................     1,063      3,240      13,711       49,906
  Transfer agent fees and expenses:
   Class A.................................................................    35,611     25,338     655,021      571,787
   Class C.................................................................     2,565      1,271      42,110       72,363
   Class W.................................................................     2,092      5,199      21,657       73,894
  Registration fees:
   Class A.................................................................    23,458     25,199      35,666       43,036
   Class C.................................................................    14,667     14,006      16,993       19,988
   Class W.................................................................    14,228     14,345      14,374       22,646
  Custodian and accounting fees............................................    71,452      8,364      47,773       54,476
  Reports to shareholders..................................................    13,976     10,290      80,334       66,050
  Audit and tax fees.......................................................    40,702     31,405      27,668       27,685
  Legal fees...............................................................    11,239      5,269      13,882       14,231
  Trustees' fees and expenses..............................................       911        688      16,556       16,839
  Interest expense.........................................................        --        720         931       10,686
  Other expenses...........................................................    30,555     13,137      15,408       15,354
                                                                            ---------  ---------  ----------  -----------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments and fees paid indirectly...................................   523,512    300,788   5,150,428    5,162,889
   Fees waived and expenses reimbursed by investment advisor (see Note 4)..  (233,002)  (145,862)     (8,297)  (1,477,110)
   Fees paid indirectly (see Note 9).......................................        --         --      (4,212)     (11,778)
                                                                            ---------  ---------  ----------  -----------
   Net expenses............................................................   290,510    154,926   5,137,919    3,674,001
                                                                            ---------  ---------  ----------  -----------
Net investment income (loss)...............................................    94,383    297,446     269,496   (1,517,624)
                                                                            ---------  ---------  ----------  -----------

                                                                               AIG
                                                                              INCOME       AIG
                                                                             EXPLORER   SMALL-CAP
                                                                               FUND       FUND
                                                                            ----------  ---------
INVESTMENT INCOME:
Dividends (unaffiliated)................................................... $1,316,928  $ 298,069
Interest (unaffiliated)....................................................    291,485      7,838
                                                                            ----------  ---------
   Total investment income*................................................  1,608,413    305,907
                                                                            ----------  ---------
EXPENSES:
  Investment advisory and management fees..................................    246,642    297,753
  Distribution and account maintenance fees:
   Class A.................................................................     68,949     81,985
   Class C.................................................................     19,730     16,883
  Service fees:
   Class W.................................................................      4,202      6,542
  Transfer agent fees and expenses:
   Class A.................................................................     44,904     54,930
   Class C.................................................................      5,096      4,724
   Class W.................................................................      6,731     10,446
  Registration fees:
   Class A.................................................................     23,967     24,996
   Class C.................................................................     15,042     14,343
   Class W.................................................................     17,382     25,505
  Custodian and accounting fees............................................     22,155     35,689
  Reports to shareholders..................................................     10,226     17,149
  Audit and tax fees.......................................................     43,333     36,244
  Legal fees...............................................................      5,786      5,822
  Trustees' fees and expenses..............................................      1,483      1,803
  Interest expense.........................................................        841        631
  Other expenses...........................................................      5,999     29,441
                                                                            ----------  ---------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments and fees paid indirectly...................................    542,468    664,886
   Fees waived and expenses reimbursed by investment advisor (see Note 4)..   (111,021)  (273,556)
   Fees paid indirectly (see Note 9).......................................         --         --
                                                                            ----------  ---------
   Net expenses............................................................    431,447    391,330
                                                                            ----------  ---------
Net investment income (loss)...............................................  1,176,966    (85,423)
                                                                            ----------  ---------

--------
#  Consolidated (see Note 2)
** See Note 1

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                                                                            AIG
                                                                                   AIG         AIG        FOCUSED        AIG
                                                                                COMMODITY      ESG         ALPHA       FOCUSED
                                                                                STRATEGY     DIVIDEND    LARGE-CAP     GROWTH
                                                                                  FUND#        FUND        FUND        FUND**
                                                                               -----------  ----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments (unaffiliated)................................................. $   (54,236) $ (777,491) $18,646,612  $22,282,344
   Futures contracts..........................................................  (1,427,590)         --           --           --
   Forward contracts..........................................................          --          --           --           --
   Swap contracts.............................................................    (508,439)         --           --           --
   Written options contracts..................................................         902          --           --           --
Net realized foreign exchange gain (loss) on other assets and liabilities.....          --          --       (5,111)          --
                                                                               -----------  ----------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies................  (1,989,363)   (777,491)  18,641,501   22,282,344
                                                                               -----------  ----------  -----------  -----------
Change in unrealized appreciation (depreciation) on:
   Investments (unaffiliated).................................................     (29,493)  2,054,873   48,738,401   38,350,428
   Futures contracts..........................................................     734,557          --           --           --
   Forward contracts..........................................................          --          --           --           --
   Swap contracts.............................................................      41,954          --           --           --
   Written options contracts..................................................        (892)         --           --           --
Change in net unrealized foreign exchange gain (loss) on other assets and
 liabilities..................................................................          --     150,670           --           --
                                                                               -----------  ----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies..............     746,126   2,205,543   48,738,401   38,350,428
                                                                               -----------  ----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.  (1,243,237)  1,428,052   67,379,902   60,632,772
                                                                               -----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................... $(1,148,854) $1,725,498  $67,649,398  $59,115,148
                                                                               ===========  ==========  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of................ $        --  $       --  $   180,334  $        --
                                                                               ===========  ==========  ===========  ===========

                                                                                  AIG
                                                                                 INCOME       AIG
                                                                                EXPLORER   SMALL-CAP
                                                                                  FUND       FUND
                                                                               ----------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments (unaffiliated)................................................. $ (563,190) $ 175,896
   Futures contracts..........................................................         --   (895,803)
   Forward contracts..........................................................         --         --
   Swap contracts.............................................................         --         --
   Written options contracts..................................................         --         --
Net realized foreign exchange gain (loss) on other assets and liabilities.....     (1,265)        (4)
                                                                               ----------  ---------
Net realized gain (loss) on investments and foreign currencies................   (564,455)  (719,911)
                                                                               ----------  ---------
Change in unrealized appreciation (depreciation) on:
   Investments (unaffiliated).................................................  2,710,334   (279,383)
   Futures contracts..........................................................         --    687,743
   Forward contracts..........................................................      3,407         --
   Swap contracts.............................................................         --         --
   Written options contracts..................................................         --         --
Change in net unrealized foreign exchange gain (loss) on other assets and
 liabilities..................................................................      2,743         --
                                                                               ----------  ---------
Net unrealized gain (loss) on investments and foreign currencies..............  2,716,484    408,360
                                                                               ----------  ---------
Net realized and unrealized gain (loss) on investments and foreign currencies.  2,152,029   (311,551)
                                                                               ----------  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................... $3,328,995  $(396,974)
                                                                               ==========  =========
*Net of foreign withholding taxes on interest and dividends of................ $   16,314  $      62
                                                                               ==========  =========

--------
#  Consolidated (see Note 2)
** See Note 1

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS

                                                  AIG COMMODITY                                      AIG FOCUSED ALPHA
                                                 STRATEGY FUND#         AIG ESG DIVIDEND FUND          LARGE-CAP FUND
                                            ------------------------  ------------------------  ---------------------------
                                              FOR THE                   FOR THE                    FOR THE
                                            SIX MONTHS                SIX MONTHS                 SIX MONTHS
                                               ENDED       FOR THE       ENDED       FOR THE        ENDED         FOR THE
                                             APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED     APRIL 30,     YEAR ENDED
                                               2019      OCTOBER 31,     2019      OCTOBER 31,      2019        OCTOBER 31,
                                            (UNAUDITED)     2018      (UNAUDITED)     2018       (UNAUDITED)       2018
                                            -----------  -----------  -----------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss).............. $    94,383  $   (66,034) $   297,446  $   491,653  $     269,496  $ (1,710,075)
 Net realized gain (loss) on investments
   and foreign currencies..................  (1,989,363)     (62,842)    (777,491)   1,966,682     18,641,501   104,666,956
 Net unrealized gain (loss) on investments
   and foreign currencies..................     746,126   (1,444,025)   2,205,543   (1,337,943)    48,738,401   (56,096,952)
                                            -----------  -----------  -----------  -----------  -------------  ------------
Net increase (decrease) in net assets
 resulting from operations.................  (1,148,854)  (1,572,901)   1,725,498    1,120,392     67,649,398    46,859,929
                                            -----------  -----------  -----------  -----------  -------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Distributable earnings (Class A)..........     (22,154)     (61,011)  (1,955,188)    (926,828)   (95,234,176)  (42,929,817)
 Distributable earnings (Class C)..........          --           --      (34,665)     (10,033)    (6,231,964)  (10,460,288)
 Distributable earnings (Class W)..........      (3,578)      (6,043)    (271,822)     (44,270)    (3,202,795)   (1,279,042)
                                            -----------  -----------  -----------  -----------  -------------  ------------
Total distributions to shareholders........     (25,732)     (67,054)  (2,261,675)    (981,131)  (104,668,935)  (54,669,147)
                                            -----------  -----------  -----------  -----------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 (SEE NOTE 7)..............................  (1,568,181)  (1,398,356)   5,708,456       85,994     69,802,785    (3,586,898)
                                            -----------  -----------  -----------  -----------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....  (2,742,767)  (3,038,311)   5,172,279      225,255     32,783,248   (11,396,116)

NET ASSETS:
Beginning of period........................  36,382,587   39,420,898   25,854,939   25,629,684    627,892,295   639,288,411
                                            -----------  -----------  -----------  -----------  -------------  ------------
End of period.............................. $33,639,820  $36,382,587  $31,027,218  $25,854,939  $ 660,675,543  $627,892,295
                                            ===========  ===========  ===========  ===========  =============  ============

#  Consolidated (see Note 2)

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

                                              AIG FOCUSED GROWTH FUND*    AIG INCOME EXPLORER FUND      AIG SMALL-CAP FUND
                                            ---------------------------  -------------------------  -------------------------
                                                                            FOR THE                    FOR THE
                                               FOR THE                    SIX MONTHS                 SIX MONTHS
                                              SIX MONTHS      FOR THE        ENDED       FOR THE        ENDED       FOR THE
                                                ENDED       YEAR ENDED     APRIL 30,   YEAR ENDED     APRIL 30,   YEAR ENDED
                                            APRIL 30, 2019  OCTOBER 31,      2019      OCTOBER 31,      2019      OCTOBER 31,
                                             (UNAUDITED)       2018       (UNAUDITED)     2018       (UNAUDITED)     2018
                                            -------------- ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss).............. $  (1,517,624) $ (7,052,513) $  1,176,966  $ 1,864,499  $    (85,423) $  (653,531)
 Net realized gain (loss) on investments
   and foreign currencies..................    22,282,344   124,402,736      (564,455)     557,806      (719,911)   7,622,304
 Net unrealized gain (loss) on investments
   and foreign currencies..................    38,350,428   (88,684,131)    2,716,484   (4,505,960)      408,360   (4,655,934)
                                            -------------  ------------  ------------  -----------  ------------  -----------
Net increase (decrease) in net assets
 resulting from operations.................    59,115,148    28,666,092     3,328,995   (2,083,655)     (396,974)   2,312,839
                                            -------------  ------------  ------------  -----------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Distributable earnings (Class A)..........   (94,208,878)  (37,619,171)   (1,252,992)  (1,683,253)   (4,719,487)  (4,732,978)
 Distributable earnings (Class C)..........   (13,637,145)   (7,778,934)     (114,287)    (193,863)     (299,248)    (210,588)
 Distributable earnings (Class W)..........   (14,308,470)   (3,879,281)     (187,123)    (303,598)   (1,238,362)    (849,123)
                                            -------------  ------------  ------------  -----------  ------------  -----------
Total distributions to shareholders........  (122,154,493)  (49,277,386)   (1,554,402)  (2,180,714)   (6,257,097)  (5,792,689)
                                            -------------  ------------  ------------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 (SEE NOTE 7)..............................    57,692,686    65,890,995   (10,260,306)  14,751,199    (6,671,864)  15,298,243
                                            -------------  ------------  ------------  -----------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS....    (5,346,659)   45,279,701    (8,485,713)  10,486,830   (13,325,935)  11,818,393

NET ASSETS:
Beginning of period........................   638,181,219   592,901,518    54,992,935   44,506,105    70,376,277   58,557,884
                                            -------------  ------------  ------------  -----------  ------------  -----------
End of period.............................. $ 632,834,560  $638,181,219  $ 46,507,222  $54,992,935  $ 57,050,342  $70,376,277
                                            =============  ============  ============  ===========  ============  ===========

*  See Note 1

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                                              NET                  NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET               ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE               END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL      PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2)    (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------    -------
                                                               AIG COMMODITY STRATEGY FUND#
                                                               ----------------------------
                                                                          CLASS A
                                                                          -------
 10/31/14      $7.89     $(0.07)    $(0.08)     $(0.15)    $   --        $--      $   --  $7.74    (1.90)%(4) $45,829
 10/31/15       7.74      (0.09)     (0.25)      (0.34)        --         --          --   7.40    (4.39)      35,472
 10/31/16       7.40      (0.10)     (0.22)      (0.32)        --         --          --   7.08    (4.32)      35,228
 10/31/17       7.08      (0.07)      0.12        0.05         --         --          --   7.13     0.71       35,015
 10/31/18       7.13      (0.01)     (0.26)      (0.27)     (0.01)        --       (0.01)  6.85    (3.75)      32,602
 04/30/19##     6.85       0.02      (0.25)      (0.23)     (0.00)        --       (0.00)  6.62    (3.29)      30,680
                                                                          CLASS C
                                                                          -------
 10/31/14      $7.77     $(0.13)    $(0.06)     $(0.19)    $   --        $--      $   --  $7.58    (2.45)%(4) $ 9,153
 10/31/15       7.58      (0.13)     (0.25)      (0.38)        --         --          --   7.20    (5.01)       5,272
 10/31/16       7.20      (0.14)     (0.22)      (0.36)        --         --          --   6.84    (5.00)       3,478
 10/31/17       6.84      (0.11)      0.12        0.01         --         --          --   6.85     0.15        2,755
 10/31/18       6.85      (0.06)     (0.25)      (0.31)        --         --          --   6.54    (4.53)       1,908
 04/30/19##     6.54      (0.00)     (0.23)      (0.23)        --         --          --   6.31    (3.52)       1,495
                                                                          CLASS W
                                                                          -------
 10/31/14      $7.94     $(0.06)    $(0.08)     $(0.14)    $   --        $--      $   --  $7.80    (1.76)%(4) $ 9,977
 10/31/15       7.80      (0.07)     (0.26)      (0.33)        --         --          --   7.47    (4.23)       2,979
 10/31/16       7.47      (0.09)     (0.21)      (0.30)        --         --          --   7.17    (4.02)       1,958
 10/31/17       7.17      (0.06)      0.12        0.06         --         --          --   7.23     0.84        1,651
 10/31/18       7.23       0.01      (0.27)      (0.26)     (0.03)        --       (0.03)  6.94    (3.64)       1,873
 04/30/19##     6.94       0.03      (0.24)      (0.21)     (0.02)        --       (0.02)  6.71    (3.08)       1,465

                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------




    1.72%         (0.91)%      16%
    1.72          (1.12)       54
    1.72          (1.40)       50
    1.73          (0.98)       49
    1.72          (0.14)        1
    1.72@          0.59@       19


    2.37%         (1.56)%      16%
    2.37          (1.77)       54
    2.37          (2.06)       50
    2.38          (1.65)       49
    2.37          (0.83)        1
    2.37@         (0.07)@      19


    1.52%         (0.73)%      16%
    1.52          (0.91)       54
    1.52          (1.21)       50
    1.53          (0.79)       49
    1.52           0.08         1
    1.52@          0.78@       19

--------
#  Consolidated (see Note 2)
@  Annualized
## Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/14 10/31/15 10/31/16 10/31/17 10/31/18 04/30/19@##
                                         -------- -------- -------- -------- -------- -----------
Commodity Strategy Fund Class A.........   0.49%    0.82%    0.85%    0.92%    0.83%     1.23%
Commodity Strategy Fund Class C.........   0.59     0.92     1.21     1.25     1.45      2.92
Commodity Strategy Fund Class W.........   0.65     0.84     1.48     1.52     1.49      3.14

(4)The Fund's performance figure was increased by 0.69% for Class A, Class C and Class W, from a reimbursement by an affiliate.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                                              NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF    EXPENSES
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------
                                                                 AIG ESG DIVIDEND FUND
                                                                 ---------------------
                                                                        CLASS A
                                                                        -------
 12/16/16@-
 10/31/17     $15.00     $0.25       $0.56      $0.81      $   --      $   --     $   --  $15.81   5.40%   $24,913     1.25%(4)
 10/31/18      15.81      0.30        0.37       0.67       (0.51)      (0.09)     (0.60)  15.88   4.26(5)  22,973     1.25
 04/30/19#     15.88      0.16        0.58       0.74       (0.14)      (1.24)     (1.38)  15.24   5.23     22,254     1.14(4)
                                                                        CLASS C
                                                                        -------
 12/16/16@-
 10/31/17     $15.00     $0.16       $0.56      $0.72      $   --      $   --     $   --  $15.72   4.80%   $   365     1.90%(4)
 10/31/18      15.72      0.19        0.38       0.57       (0.34)      (0.09)     (0.43)  15.86   3.59(5)     384     1.90
 04/30/19#     15.86      0.09        0.60       0.69       (0.10)      (1.24)     (1.34)  15.21   4.86        988     1.79(4)
                                                                        CLASS W
                                                                        -------
 12/16/16@-
 10/31/17     $15.00     $0.28       $0.56      $0.84      $   --      $   --     $   --  $15.84   5.60%   $   352     1.05%(4)
 10/31/18      15.84      0.31        0.40       0.71       (0.57)      (0.09)     (0.66)  15.89   4.48(5)   2,498     1.05
 04/30/19#     15.89      0.15        0.61       0.76       (0.16)      (1.24)     (1.40)  15.25   5.34      7,785     0.94(4)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------





    1.92%(4)     18%
    1.84         57
    2.15(4)      42



    1.22%(4)     18%
    1.18         57
    1.36(4)      42



    2.06%(4)     18%
    1.99         57
    2.39(4)      42

--------
@  Commencement of operations.
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                            10/31/17(4) 10/31/18 04/30/19#(4)
                                            ----------- -------- ------------
   ESG Dividend Fund Class A...............    1.25%      0.75%      0.92%
   ESG Dividend Fund Class C...............    4.56       2.88       4.08
   ESG Dividend Fund Class W...............    5.15       1.41       1.29

(4)Annualized.
(5)The Fund's performance figure was increased by 0.66% from a reimbursement of losses resulting from an investment restriction violation (see Note 4).

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                                              NET               NET
               ASSET      NET        (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS     RATIO OF
               VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET    FROM NET     TOTAL  VALUE            END OF     EXPENSES
             BEGINNING   INCOME       AND     INVESTMENT INVESTMENT   REALIZED    DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                             AIG FOCUSED ALPHA LARGE-CAP FUND
                                                             --------------------------------
                                                                         CLASS A
                                                                         -------
 10/31/14     $24.37     $(0.12)    $ 4.47      $ 4.35      $--        $(1.27)    $(1.27) $27.45   18.66%  $525,359     1.66%(4)
 10/31/15      27.45      (0.11)      0.86        0.75       --         (1.64)     (1.64)  26.56    2.98    495,598     1.66
 10/31/16      26.56      (0.11)     (0.14)      (0.25)      --         (2.61)     (2.61)  23.70   (0.91)   413,090     1.67
 10/31/17      23.70      (0.07)      8.28        8.21       --            --         --   31.91   34.64    505,796     1.65
 10/31/18      31.91      (0.06)      2.30        2.24       --         (2.73)     (2.73)  31.42    7.46    572,092     1.64
 04/30/19@     31.42       0.02       2.77        2.79       --         (5.28)     (5.28)  28.93   11.39    602,986     1.65#
                                                                         CLASS C
                                                                         -------
 10/31/14     $24.11     $(0.28)    $ 4.40      $ 4.12      $--        $(1.27)    $(1.27) $26.96   17.87%  $126,687     2.32%(4)
 10/31/15      26.96      (0.28)      0.85        0.57       --         (1.64)     (1.64)  25.89    2.33    123,641     2.31
 10/31/16      25.89      (0.26)     (0.14)      (0.40)      --         (2.61)     (2.61)  22.88   (1.58)   106,319     2.32
 10/31/17      22.88      (0.24)      7.97        7.73       --            --         --   30.61   33.78    118,151     2.30
 10/31/18      30.61      (0.26)      2.21        1.95       --         (2.73)     (2.73)  29.83    6.78     35,561     2.30
 04/30/19@     29.83      (0.07)      2.58        2.51       --         (5.28)     (5.28)  27.06   11.01     37,551     2.37#(4)
                                                                         CLASS W
                                                                         -------
 10/31/14     $24.48     $(0.08)    $ 4.48      $ 4.40      $--        $(1.27)    $(1.27) $27.61   18.78%  $  8,109     1.52%(4)
 10/31/15      27.61      (0.08)      0.88        0.80       --         (1.64)     (1.64)  26.77    3.15     16,475     1.52(4)
 10/31/16      26.77      (0.08)     (0.15)      (0.23)      --         (2.61)     (2.61)  23.93   (0.82)     8,368     1.52(4)
 10/31/17      23.93      (0.05)      8.39        8.34       --            --         --   32.27   34.85     15,342     1.52(4)
 10/31/18      32.27      (0.03)      2.34        2.31       --         (2.73)     (2.73)  31.85    7.60     20,240     1.52(4)
 04/30/19@     31.85       0.04       2.81        2.85       --         (5.28)     (5.28)  29.42   11.44     20,138     1.52#(4)

    RATIO
   OF NET
 INVESTMENT
   INCOME
  (LOSS) TO
   AVERAGE     PORTFOLIO
NET ASSETS(3)  TURNOVER
-------------  ---------





    (0.46)%(4)    57%
    (0.43)        82
    (0.47)        38
    (0.26)        68
    (0.20)        65
     0.12#        40


    (1.12)%(4)    57%
    (1.08)        82
    (1.12)        38
    (0.91)        68
    (0.81)        65
    (0.59)#(4)    40


    (0.31)%(4)    57%
    (0.29)(4)     82
    (0.31)(4)     38
    (0.18)(4)     68
    (0.09)(4)     65
     0.27#(4)     40

--------
#  Annualized
@  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                     10/31/14 10/31/15 10/31/16 10/31/17 10/31/18 04/30/19#@
                                     -------- -------- -------- -------- -------- ----------
Focused Alpha Large-Cap Fund Class A   0.00%    0.00%    0.00%    0.00%    0.00%     0.00%
Focused Alpha Large-Cap Fund
 Class C............................   0.00     0.00     0.00     0.00     0.00      0.00
Focused Alpha Large-Cap Fund
 Class W............................   0.00     0.00     0.00     0.00     0.00      0.00

(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                               10/31/14 10/31/15 10/31/16 10/31/17 10/31/18 04/30/19#@
                               -------- -------- -------- -------- -------- ----------
Focused Alpha Large-Cap Fund
 Class A......................  (0.01)%    -- %     -- %     -- %     -- %      -- %
Focused Alpha Large-Cap Fund
 Class C......................  (0.02)      --       --       --       --      0.00
Focused Alpha Large-Cap Fund
 Class W......................   0.13     0.02     0.08     0.01    (0.00)     0.09

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                                              NET               NET
               ASSET      NET        (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS     RATIO OF
               VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET    FROM NET     TOTAL  VALUE            END OF     EXPENSES
             BEGINNING   INCOME       AND     INVESTMENT INVESTMENT   REALIZED    DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                 AIG FOCUSED GROWTH FUND
                                                                 -----------------------
                                                                         CLASS A
-
 10/31/14     $24.78     $(0.28)     $3.77      $3.49       $--        $(1.05)    $(1.05) $27.22   14.70%  $462,483     1.65%
 10/31/15      27.22      (0.26)      0.73       0.47        --         (0.84)     (0.84)  26.85    1.87    441,345     1.67
 10/31/16      26.85      (0.25)      0.43       0.18        --         (3.27)     (3.27)  23.76    0.75    369,683     1.68
 10/31/17      23.76      (0.25)      8.52       8.27        --         (0.39)     (0.39)  31.64   35.38    456,940     1.66
 10/31/18      31.64      (0.33)      1.93       1.60        --         (2.61)     (2.61)  30.63    5.41    493,051     1.65
 04/30/19@     30.63      (0.06)      2.46       2.40        --         (5.96)     (5.96)  27.07   10.43    506,479     1.19#(4)
                                                                         CLASS C
-
 10/31/14     $24.50     $(0.45)     $3.71      $3.26       $--        $(1.05)    $(1.05) $26.71   13.90%  $103,900     2.37%(4)
 10/31/15      26.71      (0.43)      0.71       0.28        --         (0.84)     (0.84)  26.15    1.17     99,519     2.33(4)
 10/31/16      26.15      (0.39)      0.41       0.02        --         (3.27)     (3.27)  22.90    0.09     81,943     2.33
 10/31/17      22.90      (0.41)      8.17       7.76        --         (0.39)     (0.39)  30.27   34.47     90,491     2.32
 10/31/18      30.27      (0.52)      1.86       1.34        --         (2.61)     (2.61)  29.00    4.74     68,173     2.31
 04/30/19@     29.00      (0.13)      2.28       2.15        --         (5.96)     (5.96)  25.19   10.11     64,767     1.84#(4)
                                                                         CLASS W
-
 10/31/14     $24.88     $(0.24)     $3.78      $3.54       $--        $(1.05)    $(1.05) $27.37   14.85%  $ 54,920     1.50%(4)
 10/31/15      27.37      (0.21)      0.73       0.52        --         (0.84)     (0.84)  27.05    2.05     56,840     1.47
 10/31/16      27.05      (0.21)      0.43       0.22        --         (3.27)     (3.27)  24.00    0.91     30,065     1.51
 10/31/17      24.00      (0.20)      8.62       8.42        --         (0.39)     (0.39)  32.03   35.65     45,470     1.48
 10/31/18      32.03      (0.27)      1.96       1.69        --         (2.61)     (2.61)  31.11    5.64     76,957     1.45
 04/30/19@     31.11      (0.03)      2.51       2.48        --         (5.96)     (5.96)  27.63   10.54     61,589     1.00#(4)

    RATIO
   OF NET
 INVESTMENT
   INCOME
  (LOSS) TO
   AVERAGE     PORTFOLIO
NET ASSETS(3)  TURNOVER
-------------  ---------




    (1.10)%        65%
    (0.97)        103
    (1.07)         29
    (0.93)         66
    (1.03)         94
    (0.47)#(4)     42


    (1.82)%(4)     65%
    (1.64)(4)     103
    (1.72)         29
    (1.59)         66
    (1.70)         94
    (1.12)#(4)     42


    (0.98)%(4)     65%
    (0.78)        103
    (0.86)         29
    (0.75)         66
    (0.83)         94
    (0.27)#(4)     42

--------
#  Annualized
@  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                         10/31/14 10/31/15 10/31/16 10/31/17 10/31/18 04/30/19#@
                                         -------- -------- -------- -------- -------- ----------
Focused Growth Fund Class A.............   0.00%    0.00%    0.00%    0.00%    0.00%     0.00%
Focused Growth Fund Class C.............   0.00     0.00     0.00     0.00     0.00      0.00
Focused Growth Fund Class W.............   0.00     0.00     0.00     0.00     0.00      0.00

(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                              10/31/14 10/31/15 04/30/19#@
                                              -------- -------- ----------
     Focused Growth Fund Class A.............    -- %     -- %     0.49%
     Focused Growth Fund Class C.............  (0.03)   (0.00)     0.52
     Focused Growth Fund Class W.............  (0.05)      --      0.51

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                                              NET                NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET             ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE             END OF    EXPENSES
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL    PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2)  (000'S) NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------  ------- -------------
                                                                AIG INCOME EXPLORER FUND
                                                                ------------------------
                                                                         CLASS A
                                                                         -------
 10/31/14     $15.56     $0.72      $ 0.39      $ 1.11     $(0.71)     $   --     $(0.71) $15.96    7.28%   $23,620     1.72%
 10/31/15      15.96      0.70       (1.39)      (0.69)     (0.71)      (0.64)     (1.35)  13.92   (4.38)    20,062     1.72
 10/31/16      13.92      0.62        0.60        1.22      (0.64)         --      (0.64)  14.50    9.10     22,195     1.72
 10/31/17      14.50      0.65        1.23        1.88      (0.57)         --      (0.57)  15.81   13.21(4)  31,625     1.72
 10/31/18      15.81      0.57       (1.08)      (0.51)     (0.68)      (0.01)     (0.69)  14.61   (3.42)    44,413     1.72
 04/30/19#     14.61      0.35        0.68        1.03      (0.30)      (0.15)     (0.45)  15.19    7.29     36,655     1.72@
                                                                         CLASS C
                                                                         -------
 10/31/14     $15.56     $0.52      $ 0.49      $ 1.01     $(0.63)     $   --     $(0.63) $15.94    6.58%   $ 2,860     2.37%
 10/31/15      15.94      0.60       (1.38)      (0.78)     (0.62)      (0.64)     (1.26)  13.90   (5.00)     3,110     2.37
 10/31/16      13.90      0.52        0.61        1.13      (0.55)         --      (0.55)  14.48    8.42      3,307     2.37
 10/31/17      14.48      0.55        1.22        1.77      (0.47)         --      (0.47)  15.78   12.43(4)   4,954     2.37
 10/31/18      15.78      0.50       (1.11)      (0.61)     (0.58)      (0.01)     (0.59)  14.58   (4.07)     4,360     2.37
 04/30/19#     14.58      0.30        0.69        0.99      (0.26)      (0.15)     (0.41)  15.16    6.95      3,888     2.37@
                                                                         CLASS W
                                                                         -------
 10/31/14     $15.56     $0.65      $ 0.49      $ 1.14     $(0.74)     $   --     $(0.74) $15.96    7.51%   $   502     1.52%
 10/31/15      15.96      0.73       (1.40)      (0.67)     (0.74)      (0.64)     (1.38)  13.91   (4.26)       410     1.52
 10/31/16      13.91      0.63        0.63        1.26      (0.67)         --      (0.67)  14.50    9.38        505     1.52
 10/31/17      14.50      0.54        1.37        1.91      (0.60)         --      (0.60)  15.81   13.44(4)   7,927     1.52
 10/31/18      15.81      0.61       (1.09)      (0.48)     (0.71)      (0.01)     (0.72)  14.61   (3.24)     6,220     1.52
 04/30/19#     14.61      0.37        0.68        1.05      (0.32)      (0.15)     (0.47)  15.19    7.40      5,964     1.52@

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------




    4.55%        51%
    4.76         50
    4.42         54
    4.30         49
    3.77         51
    4.80@         9


    3.53%        51%
    4.11         50
    3.75         54
    3.65         49
    3.17         51
    4.16@         9


    4.37%        51%
    4.92         50
    4.65         54
    3.95         49
    3.94         51
    5.00@         9

--------
@  Annualized
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/14 10/31/15 10/31/16 10/31/17 10/31/18 04/30/19@#
                                         -------- -------- -------- -------- -------- ----------
Income Explorer Fund Class A............   0.40%    0.42%    0.52%    0.40%    0.26%     0.34%
Income Explorer Fund Class C............   0.82     0.75     0.97     0.56     0.52      1.01
Income Explorer Fund Class W............   3.71     2.94     4.00     0.71     0.46      0.85

(4)The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                                              NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF    EXPENSES
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------
                                                                   AIG SMALL-CAP FUND
                                                                   ------------------
                                                                         CLASS A
                                                                         -------
 02/06/14@-
 10/31/14     $15.00     $(0.08)     $0.57      $ 0.49      $--        $   --     $   --  $15.49    3.27%  $50,123     1.72%(3)
 10/31/15      15.49      (0.13)      1.06        0.93       --            --         --   16.42    6.00    51,789     1.72
 10/31/16      16.42      (0.10)      0.75        0.65       --         (1.32)     (1.32)  15.75    4.61    42,739     1.72
 10/31/17      15.75      (0.14)      5.22        5.08       --         (0.52)     (0.52)  20.31   32.76    48,384     1.72
 10/31/18      20.31      (0.19)      0.92        0.73       --         (2.00)     (2.00)  19.04    4.05    50,471     1.73
 04/30/19#     19.04      (0.02)      0.05        0.03       --         (1.80)     (1.80)  17.27    0.90    48,911     1.30(3)
                                                                         CLASS C
                                                                         -------
 02/06/14@-
 10/31/14     $15.00     $(0.15)     $0.56      $ 0.41      $--        $   --     $   --  $15.41    2.73%  $   256     2.37%(3)
 10/31/15      15.41      (0.23)      1.06        0.83       --            --         --   16.24    5.39       541     2.37
 10/31/16      16.24      (0.19)      0.72        0.53       --         (1.32)     (1.32)  15.45    3.87       811     2.37
 10/31/17      15.45      (0.26)      5.11        4.85       --         (0.52)     (0.52)  19.78   31.89     1,944     2.37
 10/31/18      19.78      (0.31)      0.89        0.58       --         (2.00)     (2.00)  18.36    3.34     3,099     2.38
 04/30/19#     18.36      (0.07)      0.04       (0.03)      --         (1.80)     (1.80)  16.53    0.58     3,598     1.94(3)
                                                                         CLASS W
                                                                         -------
 02/06/14@-
 10/31/14     $15.00     $(0.06)     $0.57      $ 0.51      $--        $   --     $   --  $15.51    3.40%  $   113     1.52%(3)
 10/31/15      15.51      (0.10)      1.07        0.97       --            --         --   16.48    6.25       110     1.52
 10/31/16      16.48      (0.07)      0.75        0.68       --         (1.32)     (1.32)  15.84    4.79       341     1.52
 10/31/17      15.84      (0.12)      5.26        5.14       --         (0.52)     (0.52)  20.46   32.96     8,230     1.52
 10/31/18      20.46      (0.16)      0.94        0.78       --         (2.00)     (2.00)  19.24    4.29    16,806     1.53
 04/30/19#     19.24      (0.01)      0.06        0.05       --         (1.80)     (1.80)  17.49    1.00     4,542     1.14(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE     PORTFOLIO
NET ASSETS(4)  TURNOVER
-------------  ---------





    (0.76)%(3)    61%
    (0.79)        88
    (0.66)        67
    (0.79)        65
    (0.97)        63
    (0.28)(3)     26



    (1.46)%(3)    61%
    (1.47)        88
    (1.33)        67
    (1.48)        65
    (1.64)        63
    (0.92)(3)     26



    (0.57)%(3)    61%
    (0.59)        88
    (0.47)        67
    (0.70)        65
    (0.81)        63
    (0.08)(3)     26

--------
@  Commencement of operations.
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized.
(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/14(3) 10/31/15 10/31/16 10/31/17 10/31/18 04/30/19#(3)
                                         ----------- -------- -------- -------- -------- ------------
Small Cap Fund Class A..................     0.26%     0.33%    0.26%    0.29%    0.22%      0.81%
Small Cap Fund Class C..................    12.36      4.32     2.27     0.96     0.75       1.54
Small Cap Fund Class W..................    18.46     13.86     5.01     0.50     0.36       1.24

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- AIG COMMODITY STRATEGY FUND CONSOLIDATED PORTFOLIO PROFILE -- APRIL 30, 2019@ -- (UNAUDITED)

INDUSTRY ALLOCATION*

                      Repurchase Agreements......... 45.2%
                      U.S. Government Agencies...... 27.5
                      United States Treasury Notes..  7.4
                      U.S. Government Treasuries....  7.3
                      Investment Companies..........  1.7
                                                     ----
                                                     89.1%
                                                     ====

--------
* Calculated as a percentage of net assets

CREDIT QUALITY+**

                     Aaa........................... 100.0%
                                                    =====

--------
@  Consolidated (See Note 2)
+  Source: Moody's
** Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- AIG COMMODITY STRATEGY FUND
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019@ -- (UNAUDITED)

                                                       SHARES/
                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT     (NOTE 3)
     ---------------------------------------------------------------------
     U.S. GOVERNMENT AGENCIES -- 3.5%
     FEDERAL FARM CREDIT BANK FRS -- 1.2%
       2.41% (1 USFREF + 0.00%)
        due 08/08/2019............................... $  200,000 $  199,962
       2.53% (1 ML + 0.05%)
        due 03/01/2021...............................    200,000    199,984
                                                                 ----------
                                                                    399,946
                                                                 ----------
     FEDERAL HOME LOAN MTG. CORP. -- 1.0%
       1.50% due 01/17/2020..........................    350,000    347,790
                                                                 ----------
     FEDERAL NATIONAL MTG. ASSOC. -- 1.3%
       1.63% due 01/21/2020..........................    199,000    197,852
       Federal National Mtg. Assoc. FRS
        2.58% (SOFR + 0.08%)
        due 10/30/2020...............................    250,000    249,832
                                                                 ----------
                                                                    447,684
                                                                 ----------
     TOTAL U.S. GOVERNMENT AGENCIES
        (cost $1,195,059)............................             1,195,420
                                                                 ----------
     U.S. GOVERNMENT TREASURIES -- 7.4%
     UNITED STATES TREASURY NOTES FRS -- 7.4%
       2.45% (3 UTBMM + 0.05%)
        due 10/31/2019...............................  1,500,000  1,500,060
       2.46% (3 UTBMM + 0.06%)
        due 07/31/2019...............................    200,000    200,019
       2.51% (3 UTBMM + 0.12%)
        due 01/31/2021...............................    800,000    799,982
                                                                 ----------
     TOTAL U.S. GOVERNMENT TREASURIES
        (cost $2,499,555)............................             2,500,061
                                                                 ----------
     COMMON STOCKS -- 1.7%
     INVESTMENT COMPANIES -- 1.7%
       Uranium Participation Corp.+(1)
        (cost $642,418)..............................    174,138    564,125
                                                                 ----------
     OPTIONS-PURCHASED -- 0.0%
       Exchange Traded Purchased Call Options(1)(2)
        (cost $13,961)...............................         34      4,675
                                                                 ----------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $4,350,993)............................             4,264,281
                                                                 ----------
     SHORT-TERM INVESTMENT SECURITIES -- 31.3%
     U.S. GOVERNMENT AGENCIES -- 24.0%
       Federal Farm Credit Bank
        2.45% due 07/23/2019.........................    189,000    187,950
        2.52% due 07/24/2019.........................    100,000     99,438
        2.65% due 07/19/2019.........................    192,000    190,985
        2.69% due 08/26/2019.........................    250,000    248,042
        2.70% due 09/09/2019.........................    250,000    247,817
        2.70% due 10/01/2019.........................    188,000    186,082
        2.72% due 10/28/2019.........................    250,000    247,000
        2.73% due 11/04/2019.........................     55,000     54,317
       Federal Home Loan Bank
        2.46% due 05/09/2019.........................    350,000    349,813
        2.46% due 07/24/2019.........................    550,000    546,907
        2.47% due 06/13/2019.........................    387,000    385,886
        2.51% due 08/02/2019.........................    300,000    298,132
        2.51% due 08/09/2019.........................    300,000    297,992

                                                   PRINCIPAL    VALUE
                SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
      ------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES (CONTINUED)
         2.52% due 08/01/2019.................... $  249,000  $   247,466
         2.53% due 07/05/2019....................  2,000,000    1,991,297
         2.54% due 07/10/2019....................    400,000      398,125
         2.57% due 06/21/2019....................    397,000      395,645
         2.58% due 06/05/2019....................  1,000,000      997,657
         2.64% due 01/24/2020....................    100,000       98,236
         Federal Home Loan Bank FRS
          2.53% (SOFR + 0.03%)
          due 10/09/2019.........................    615,000      614,914
                                                              -----------
                                                                8,083,701
                                                              -----------
      U.S. GOVERNMENT TREASURIES -- 7.3%
        United States Treasury Bills
         2.43% due 06/06/2019(1)(3)..............  1,500,000    1,496,429
         2.43% due 06/20/2019....................    550,000      548,182
         2.46% due 08/08/2019....................    400,000      397,385
                                                              -----------
                                                                2,441,996
                                                              -----------
      TOTAL SHORT-TERM INVESTMENT SECURITIES
         (cost $10,524,062)......................              10,525,697
                                                              -----------
      REPURCHASE AGREEMENTS -- 45.2%
        Bank of America Securities LLC Joint
         Repurchase Agreement(4).................  2,100,000    2,100,000
        Bank of America Securities LLC Joint
         Repurchase Agreement(1)(4)..............    690,000      690,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(4)............................  1,750,000    1,750,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(1)(4).........................    575,000      575,000
        BNP Paribas SA Joint Repurchase
         Agreement(4)............................  2,455,000    2,455,000
        BNP Paribas SA Joint Repurchase
         Agreement(1)(4).........................    805,000      805,000
        Deutsche Bank AG Joint Repurchase
         Agreement(4)............................  2,670,000    2,670,000
        Deutsche Bank AG Joint Repurchase
         Agreement(1)(4).........................    890,000      890,000
        RBS Securities, Inc. Joint Repurchase
         Agreement(4)............................  2,455,000    2,455,000
        RBS Securities, Inc. Joint Repurchase
         Agreement(1)(4).........................    805,000      805,000
                                                              -----------
      TOTAL REPURCHASE AGREEMENTS
         (cost $15,195,000)......................              15,195,000
                                                              -----------
      TOTAL INVESTMENTS
         (cost $30,070,055)(5)...................       89.1%  29,984,978
      Other assets less liabilities..............       10.9    3,654,842
                                                  ----------  -----------
      NET ASSETS                                       100.0% $33,639,820
                                                  ==========  ===========

--------
@  Consolidated (see Note 2)
+  Non-income producing security
(1)The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)Call Options -- Purchased

        SUNAMERICA SPECIALTY SERIES -- AIG COMMODITY STRATEGY FUND
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019@ -- (UNAUDITED) (CONTINUED)

EXCHANGE TRADED PURCHASED CALL OPTIONS(A)
---------------------------------------------------------------------------------------------------------
                                                                                 VALUE AT    UNREALIZED
                                  EXPIRATION STRIKE   NO. OF   NOTIONAL PREMIUMS APRIL 30,  APPRECIATION
   ISSUE         COUNTERPARTY       MONTH    PRICE   CONTRACTS AMOUNT*    PAID     2019    (DEPRECIATION)
------------ -------------------- ---------- ------- --------- -------- -------- --------- --------------
Corn Futures Morgan Stanley & Co.   Jul-19   $400.00    34     $616,250 $13,960   $4,675      $(9,285)
                                                        ==     ======== =======   ======      =======

--------
* Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)See Note 3 for details of Joint Repurchase Agreements.
(5)See Note 6 for cost of investments on a tax basis.

FRS -- Floating Rate Security
The rates shown on FRS are the current interest rates at April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML -- 1 Month USD LIBOR
SOFR -- Secured Overnight Financing Rate
1 USFREF -- 1 Month Average Effective Federal Funds Rate
3 UTBMM -- US Treasury 3 Month Bill Money Market Yield

FUTURES CONTRACTS(A)
------------------------------------------------------------------------------------------------
                                                                                    UNREALIZED
NUMBER OF                                                    NOTIONAL   NOTIONAL   APPRECIATION
CONTRACTS TYPE       DESCRIPTION           EXPIRATION MONTH   BASIS*     VALUE*   (DEPRECIATION)
--------- ----       ------                ----------------  --------   --------  --------------
   27     Short Aluminum Futures                 June 2019  $1,250,481 $1,205,550   $  44,931
   32     Long  Aluminum Futures                 June 2019   1,594,165  1,428,800    (165,365)
   26     Long  Aluminum Futures            September 2019   1,220,505  1,176,663     (43,842)
   4      Long  Brent Crude Futures          December 2019     246,760    278,560      31,800
   10     Long  Brent Crude Futures         September 2019     663,870     709100      45,230
   20     Long  Brent Crude Futures            August 2019   1,415,100  1,429,000      13,900
   16     Long  Coffee Futures                   July 2019     640,463    558,900     (81,563)
   13     Long  Copper Futures                   June 2019   2,043,536  2,085,038      41,502
   1      Long  Copper Futures              September 2019     162,839    160,600      (2,239)
   65     Long  Corn Futures                     July 2019   1,277,638  1,178,125     (99,513)
   3      Long  Cotton Futures                   July 2019     116,740    115,170      (1,570)
   18     Long  Gold Futures                   August 2019   2,297,610  2,325,060      27,450
   12     Long  Lean Hogs Futures                June 2019     450,890     423480     (27,410)
   4      Short Lean Hogs Futures                July 2019     124,810    147,800     (22,990)
   4      Long  Lean Hogs Futures              August 2019     152,310    148,920      (3,390)
   3      Short Lean Hogs Futures            December 2019     101,300     98,370       2,930
   2      Long  Live Cattle Futures            August 2019      90,090     89,420        (670)
   8      Long  Low Sulfur Gasoil Futures        July 2019     679,724    683,155       3,431
   11     Long  Low Sulfur Gasoil Futures        July 2019     699,225    702,350       3,125
   13     Long  Natural Gas Futures           October 2019     363,220    346,840     (16,380)
   28     Long  Natural Gas Futures              July 2019     773,870    732,760     (41,110)
   12     Long  Nickel Futures                   June 2019     947,697    877,140     (70,557)
   1      Long  Nickel Futures              September 2019      74,996     73,446      (1,550)
   7      Long  NY Harbor ULSD Futures           June 2019     596,329    610,903      14,574
   7      Long  Platinum Futures                 July 2019     294,805    312,095      17,290
   1      Long  Silver Futures                   July 2019      76,555     74,920      (1,635)
   22     Long  Soybean Futures                  July 2019   1,042,188    939,400    (102,788)
   5      Short Soybean Futures              November 2019     239,126    218,688      20,438
   10     Long  Soybean Meal Futures             July 2019     306,000    300,100      (5,900)
   37     Long  Soybean Oil Futures              July 2019     651,300    618,936     (32,364)
   46     Long  Sugar Futures                    July 2019     654,159    635,757     (18,402)
   8      Short Wheat Futures                    July 2019     186,100    171,500      14,600
   33     Long  Wheat Futures                    July 2019     783,637    650,100    (133,537)
   5      Long  WTI Crude Futures            December 2019     277,150    315,350      38,200
   6      Short WTI Crude Futures            December 2021     325,180    337,260     (12,080)
   31     Long  WTI Crude Futures                July 2019   1,998,330  1,983,380     (14,950)
   6      Short Zinc Futures                     June 2019     384,554    430,650     (46,096)
   6      Long  Zinc Futures                     June 2019     364,698    430,650      65,952

        SUNAMERICA SPECIALTY SERIES -- AIG COMMODITY STRATEGY FUND
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019@ -- (UNAUDITED) (CONTINUED)

FUTURES CONTRACTS(A)
----------------------------------------------------------------------------------
                                                                       UNREALIZED
NUMBER OF                                          NOTIONAL NOTIONAL  APPRECIATION
CONTRACTS TYPE       DESCRIPTION  EXPIRATION MONTH  BASIS*   VALUE*  (DEPRECIATION)
--------- ----       ------       ---------------- -------- -------- --------------
    2     Short  Zinc Futures      December 2019   $135,354 $138,350   $  (2,996)
    5     Long   Zinc Futures      December 2019    314,375  345,875      31,500
                                                                       ---------
                                                                       $(532,044)
                                                                       =========

--------
* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

ULSD-- Ultra Low Sulfur Diesel Futures

OVER
THE
COUNTER
TOTAL
RETURN
SWAP
CONTRACTS(A)
-----------------------------------------------------------------------------------------------------------------------------------
              NOTIONAL
    SWAP       AMOUNT   MATURITY     PAYMENTS RECEIVED (PAID)       TOTAL RETURN RECEIVED OR PAID   UPFRONT PREMIUMS
COUNTERPARTY  (000'S)     DATE       BY THE PORTFOLIO/FREQUENCY         BY PORTFOLIO/FREQUENCY      PAID/(RECEIVED)
------------- -------- ---------- --------------------------------- ------------------------------- ----------------
Barclays      $   220  08/30/2019         (0.350)%/Monthly              Bloomberg Soybean Meal            $ --
                                                                           Subindex/Monthly
                  207  05/31/2019  (Difference between the Fixed     Difference between the LBMA            --
Goldman                           Silver Spot Price of $14.534/oz.  Silver Price Average/Term and
Sachs                                and the LBMA Silver Price      the Fixed Silver Spot Price of
International                              Average/Term*)                    $14.534/oz.*
JPMorgan          113  05/31/2019         (0.120)%/Monthly             Bloomberg Corn Subindex/             --
                                                                               Monthly
JPMorgan       10,514  09/30/2019         (0.090)%/Monthly            Bloomberg Commodity Index/            --
                                                                               Monthly
JPMorgan          392  09/30/2019         (0.150)%/Monthly           S&P GSCI Grains Index Excess           --
                                                                            Return/Monthly
JPMorgan          365  09/30/2019         (0.090)%/Monthly            Bloomberg Commodity Index/            --
                                                                               Monthly
JPMorgan          163  10/31/2019         (0.070)%/Monthly            Bloomberg Silver SubIndex/            --
                                                                               Monthly
JPMorgan          292  06/28/2019         (0.090)%/Monthly            Bloomberg Commodity Index/            --
                                                                               Monthly
                  257  06/28/2019         (0.400)%/Monthly              Bloomberg Soybean Meal              --
Morgan                                                                     Subindex/Monthly
Stanley
                                                                                                          ----
                                                                                                          $ --
                                                                                                          ====

OVER
THE
COUNTER
TOTAL
RETURN
SWAP
CONTRACTS(A)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  UNREALIZED
    SWAP         PAYMENTS RECEIVED (PAID)       TOTAL RETURN RECEIVED OR PAID   APPRECIATION/
COUNTERPARTY     BY THE PORTFOLIO/FREQUENCY         BY PORTFOLIO/FREQUENCY      (DEPRECIATION)
------------- --------------------------------- ------------------------------- --------------
Barclays              (0.350)%/Monthly              Bloomberg Soybean Meal          $   --
                                                       Subindex/Monthly
               (Difference between the Fixed     Difference between the LBMA         5,927
Goldman       Silver Spot Price of $14.534/oz.  Silver Price Average/Term and
Sachs            and the LBMA Silver Price      the Fixed Silver Spot Price of
International          Average/Term*)                    $14.534/oz.*
JPMorgan              (0.120)%/Monthly             Bloomberg Corn Subindex/             --
                                                           Monthly
JPMorgan              (0.090)%/Monthly            Bloomberg Commodity Index/            --
                                                           Monthly
JPMorgan              (0.150)%/Monthly           S&P GSCI Grains Index Excess           --
                                                        Return/Monthly
JPMorgan              (0.090)%/Monthly            Bloomberg Commodity Index/            --
                                                           Monthly
JPMorgan              (0.070)%/Monthly            Bloomberg Silver SubIndex/            --
                                                           Monthly
JPMorgan              (0.090)%/Monthly            Bloomberg Commodity Index/            --
                                                           Monthly
                      (0.400)%/Monthly              Bloomberg Soybean Meal              --
Morgan                                                 Subindex/Monthly
Stanley
                                                                                    ------
                                                                                    $5,927
                                                                                    ======

--------
* The Fund will pay or receive the total return of the Fixed Silver Spot Price as compared to the LBMA Silver Price average depending on whether the return is positive or negative. If the commodity reference price equals the fixed price at the end of the term, then no payment shall be made.
(a)The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.

GSCI -- Goldman Sachs Commodity Index
LBMA -- London Bullion Market Association

        SUNAMERICA SPECIALTY SERIES -- AIG COMMODITY STRATEGY FUND
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019@ -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2019 (see Note 3):

                                              LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                  QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                              --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
U.S. Government Agencies.....................       $     --           $ 1,195,420             $ --          $ 1,195,420
U.S. Government Treasuries...................             --             2,500,061               --            2,500,061
Common Stocks................................        564,125                    --               --              564,125
Options-Purchased............................          4,675                    --               --                4,675
Short-Term Investment Securities.............             --            10,525,697               --           10,525,697
Repurchase Agreements........................             --            15,195,000               --           15,195,000
                                                    --------           -----------             ----          -----------
TOTAL INVESTMENTS AT VALUE...................       $568,800           $29,416,178             $ --          $29,984,978
                                                    ========           ===========             ====          ===========
Other Financial Instruments:+
Futures Contracts............................       $416,853           $        --             $ --          $   416,853
Over the Counter Total Return Swap Contracts.             --                 5,927               --                5,927
                                                    --------           -----------             ----          -----------
TOTAL OTHER FINANCIAL INSTRUMENTS............       $416,853           $     5,927             $ --          $   422,780
                                                    ========           ===========             ====          ===========

LIABILITIES:
Other Financial Instruments:+
Futures Contracts............................       $948,897           $        --             $ --          $   948,897
                                                    ========           ===========             ====          ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
@  Consolidated (see Note 2)

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- AIG ESG DIVIDEND FUND
        PORTFOLIO PROFILE -- APRIL 30, 2019 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Food-Misc./Diversified.................  9.2%
                 Semiconductor Equipment................  5.5
                 Electronic Components-Semiconductors...  5.1
                 Cosmetics & Toiletries.................  5.1
                 Retail-Apparel/Shoe....................  4.8
                 Computers..............................  4.4
                 Medical-Biomedical/Gene................  4.4
                 Retail-Consumer Electronics............  2.9
                 Human Resources........................  2.8
                 Apparel Manufacturers..................  2.7
                 Networking Products....................  2.7
                 Investment Management/Advisor Services.  2.7
                 Airlines...............................  2.7
                 Commercial Services-Finance............  2.6
                 Beverages-Non-alcoholic................  2.6
                 Engines-Internal Combustion............  2.6
                 Insurance-Property/Casualty............  2.6
                 Building Products-Air & Heating........  2.6
                 Engineering/R&D Services...............  2.5
                 Theaters...............................  2.5
                 Distribution/Wholesale.................  2.5
                 Machinery-Construction & Mining........  2.4
                 Retail-Mail Order......................  2.4
                 Finance-Credit Card....................  2.4
                 Appliances.............................  2.4
                 Advertising Agencies...................  2.4
                 Consumer Products-Misc.................  2.3
                 Oil-Field Services.....................  2.3
                 Commercial Services....................  2.3
                 Steel-Producers........................  2.1
                 Retail-Major Department Stores.........  2.1
                 Repurchase Agreements..................  1.2
                                                         ----
                                                         99.8%
                                                         ====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- AIG ESG DIVIDEND FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED)

                                                           VALUE
                    SECURITY DESCRIPTION          SHARES  (NOTE 3)
            -------------------------------------------------------
            COMMON STOCKS -- 98.6%
            ADVERTISING AGENCIES -- 2.4%
              Omnicom Group, Inc.................  9,256 $  740,758
                                                         ----------
            AIRLINES -- 2.7%
              Delta Air Lines, Inc............... 14,226    829,233
                                                         ----------
            APPAREL MANUFACTURERS -- 2.7%
              Hanesbrands, Inc................... 46,844    846,471
                                                         ----------
            APPLIANCES -- 2.4%
              Whirlpool Corp.....................  5,341    741,438
                                                         ----------
            BEVERAGES-NON-ALCOHOLIC -- 2.6%
              PepsiCo, Inc.......................  6,322    809,532
                                                         ----------
            BUILDING PRODUCTS-AIR & HEATING -- 2.6%
              Johnson Controls International PLC. 21,359    800,962
                                                         ----------
            COMMERCIAL SERVICES -- 2.3%
              Nielsen Holdings PLC............... 27,631    705,419
                                                         ----------
            COMMERCIAL SERVICES-FINANCE -- 2.6%
              H&R Block, Inc..................... 30,174    821,034
                                                         ----------
            COMPUTERS -- 4.4%
              Hewlett Packard Enterprise Co...... 45,569    720,446
              HP, Inc............................ 31,976    637,921
                                                         ----------
                                                          1,358,367
                                                         ----------
            CONSUMER PRODUCTS-MISC. -- 2.3%
              Clorox Co..........................  4,520    721,980
                                                         ----------
            COSMETICS & TOILETRIES -- 5.1%
              Colgate-Palmolive Co............... 10,924    795,158
              Procter & Gamble Co................  7,329    780,392
                                                         ----------
                                                          1,575,550
                                                         ----------
            DISTRIBUTION/WHOLESALE -- 2.5%
              KAR Auction Services, Inc.......... 13,647    770,783
                                                         ----------
            ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.1%
              Intel Corp......................... 14,734    752,024
              Texas Instruments, Inc.............  7,010    825,988
                                                         ----------
                                                          1,578,012
                                                         ----------
            ENGINEERING/R&D SERVICES -- 2.5%
              Fluor Corp......................... 19,872    789,515
                                                         ----------
            ENGINES-INTERNAL COMBUSTION -- 2.6%
              Cummins, Inc.......................  4,859    808,003
                                                         ----------
            FINANCE-CREDIT CARD -- 2.4%
              Western Union Co................... 38,631    750,987
                                                         ----------
            FOOD-MISC./DIVERSIFIED -- 9.2%
              Campbell Soup Co................... 20,359    787,690
              General Mills, Inc................. 16,182    832,888
              Kellogg Co......................... 12,075    728,122
              Kraft Heinz Co..................... 14,963    497,370
                                                         ----------
                                                          2,846,070
                                                         ----------
            HUMAN RESOURCES -- 2.8%
              ManpowerGroup, Inc.................  9,099    873,868
                                                         ----------
            INSURANCE-PROPERTY/CASUALTY -- 2.6%
              First American Financial Corp...... 14,144    807,057
                                                         ----------

                                                        SHARES/
                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 3)
   -------------------------------------------------------------------------
   INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 2.7%
     Franklin Resources, Inc..........................    24,007  $   830,402
                                                                  -----------
   MACHINERY-CONSTRUCTION & MINING -- 2.4%
     Caterpillar, Inc.................................     5,447      759,421
                                                                  -----------
   MEDICAL-BIOMEDICAL/GENE -- 4.4%
     Amgen, Inc.......................................     3,822      685,361
     Gilead Sciences, Inc.............................    10,235      665,684
                                                                  -----------
                                                                    1,351,045
                                                                  -----------
   NETWORKING PRODUCTS -- 2.7%
     Cisco Systems, Inc...............................    15,033      841,096
                                                                  -----------
   OIL-FIELD SERVICES -- 2.3%
     Baker Hughes a GE Co., LLC.......................    29,445      707,269
                                                                  -----------
   RETAIL-APPAREL/SHOE -- 4.8%
     Foot Locker, Inc.................................    12,972      742,128
     Gap, Inc.........................................    28,518      743,750
                                                                  -----------
                                                                    1,485,878
                                                                  -----------
   RETAIL-CONSUMER ELECTRONICS -- 2.9%
     Best Buy Co., Inc................................    12,164      905,123
                                                                  -----------
   RETAIL-MAIL ORDER -- 2.4%
     Williams-Sonoma, Inc.............................    13,243      757,102
                                                                  -----------
   RETAIL-MAJOR DEPARTMENT STORES -- 2.1%
     Nordstrom, Inc...................................    15,555      638,066
                                                                  -----------
   SEMICONDUCTOR EQUIPMENT -- 5.5%
     KLA-Tencor Corp..................................     6,721      856,793
     Lam Research Corp................................     4,155      861,872
                                                                  -----------
                                                                    1,718,665
                                                                  -----------
   STEEL-PRODUCERS -- 2.1%
     Nucor Corp.......................................    11,549      659,101
                                                                  -----------
   THEATERS -- 2.5%
     Cinemark Holdings, Inc...........................    18,335      770,987
                                                                  -----------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $28,877,179)..............................             30,599,194
                                                                  -----------
   REPURCHASE AGREEMENTS -- 1.2%
     Fixed Income Clearing Corp. bearing interest at
      0.50%, dated 04/30/2019, to be repurchased
      05/01/2019 in the amount of $357,005 and
      collateralized by $360,000 of United States
      Treasury Notes, bearing interest at 2.75%, due
      07/31/2023 and having an approximate value
      of $368,889 (cost $357,000)..................... $ 357,000      357,000
                                                                  -----------
   TOTAL INVESTMENTS
      (cost $29,234,179)(1)...........................      99.8%  30,956,194
   Other assets less liabilities......................       0.2       71,024
                                                       ---------  -----------
   NET ASSETS                                              100.0% $31,027,218
                                                       =========  ===========

--------
(1)See Note 6 for cost of investments on a tax basis.

        SUNAMERICA SPECIALTY SERIES -- AIG ESG DIVIDEND FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2019 (see Note 3):

                            LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                            --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks..............      $30,599,194          $     --               $ --          $30,599,194
Repurchase Agreements......               --           357,000                 --              357,000
                                 -----------          --------               ----          -----------
TOTAL INVESTMENTS AT VALUE.      $30,599,194          $357,000               $ --          $30,956,194
                                 ===========          ========               ====          ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- AIG FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO PROFILE -- APRIL 30, 2019 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  E-Commerce/Products.................. 10.8%
                  Diversified Banking Institutions.....  7.2
                  Cable/Satellite TV...................  5.8
                  Multimedia...........................  5.8
                  Commercial Services-Finance..........  5.7
                  Finance-Credit Card..................  5.7
                  Medical Labs & Testing Services......  5.5
                  Transport-Rail.......................  5.3
                  Banks-Super Regional.................  5.2
                  Internet Content-Entertainment.......  5.1
                  Web Portals/ISP......................  5.1
                  Applications Software................  5.0
                  Oil Companies-Integrated.............  4.9
                  Telephone-Integrated.................  4.8
                  Electric-Integrated..................  4.7
                  Medical-Drugs........................  4.3
                  Electronic Components-Semiconductors.  3.8
                  Retail-Discount......................  2.6
                                                        ----
                                                        97.3%
                                                        ====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- AIG FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED)

                                                          VALUE
                   SECURITY DESCRIPTION         SHARES   (NOTE 3)
            -------------------------------------------------------
            COMMON STOCKS -- 97.3%
            APPLICATIONS SOFTWARE -- 5.0%
              salesforce.com, Inc.+............ 201,637 $33,340,678
                                                        -----------
            BANKS-SUPER REGIONAL -- 5.2%
              US Bancorp....................... 640,318  34,141,756
                                                        -----------
            CABLE/SATELLITE TV -- 5.8%
              Comcast Corp., Class A........... 886,403  38,585,123
                                                        -----------
            COMMERCIAL SERVICES-FINANCE -- 5.7%
              PayPal Holdings, Inc.+........... 336,178  37,910,793
                                                        -----------
            DIVERSIFIED BANKING INSTITUTIONS -- 7.2%
              Citigroup, Inc................... 232,800  16,458,960
              JPMorgan Chase & Co.............. 269,090  31,227,894
                                                        -----------
                                                         47,686,854
                                                        -----------
            E-COMMERCE/PRODUCTS -- 10.8%
              Alibaba Group Holding, Ltd. ADR+. 185,932  34,503,401
              Amazon.com, Inc.+................  19,161  36,914,050
                                                        -----------
                                                         71,417,451
                                                        -----------
            ELECTRIC-INTEGRATED -- 4.7%
              FirstEnergy Corp................. 742,021  31,187,143
                                                        -----------
            ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.8%
              NVIDIA Corp...................... 138,885  25,138,185
                                                        -----------
            FINANCE-CREDIT CARD -- 5.7%
              Visa, Inc., Class A.............. 226,966  37,320,019
                                                        -----------
            INTERNET CONTENT-ENTERTAINMENT -- 5.1%
              Facebook, Inc., Class A+......... 175,199  33,883,487
                                                        -----------

                                                              VALUE
                  SECURITY DESCRIPTION             SHARES    (NOTE 3)
         --------------------------------------------------------------
         MEDICAL LABS & TESTING SERVICES -- 5.5%
           Laboratory Corp. of America Holdings+. 226,266  $ 36,184,459
                                                           ------------
         MEDICAL-DRUGS -- 4.3%
           Novartis AG ADR....................... 347,350    28,562,590
                                                           ------------
         MULTIMEDIA -- 5.8%
           Walt Disney Co........................ 278,031    38,081,906
                                                           ------------
         OIL COMPANIES-INTEGRATED -- 4.9%
           BP PLC ADR............................ 733,466    32,074,468
                                                           ------------
         RETAIL-DISCOUNT -- 2.6%
           Dollar Tree, Inc.+.................... 156,848    17,454,045
                                                           ------------
         TELEPHONE-INTEGRATED -- 4.8%
           Verizon Communications, Inc........... 552,703    31,609,085
                                                           ------------
         TRANSPORT-RAIL -- 5.3%
           Norfolk Southern Corp................. 169,958    34,674,831
                                                           ------------
         WEB PORTALS/ISP -- 5.1%
           Alphabet, Inc., Class A+..............  28,254    33,875,416
                                                           ------------
         TOTAL INVESTMENTS
            (cost $480,471,882)(1)...............    97.3%  643,128,289
         Other assets less liabilities...........     2.7    17,547,254
                                                  -------  ------------
         NET ASSETS                                 100.0% $660,675,543
                                                  =======  ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

ADR -- American Depositary Receipt

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2019 (see Note 3):

                        LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                            QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                        --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks..........     $643,128,289            $ --                 $ --          $643,128,289
                            ============            ====                 ====          ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- AIG FOCUSED GROWTH FUND+
        PORTFOLIO PROFILE -- APRIL 30, 2019 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  E-Commerce/Products.................. 15.4%
                  Multimedia........................... 10.7
                  Internet Content-Entertainment.......  7.7
                  Applications Software................  7.6
                  Finance-Credit Card..................  7.5
                  Web Portals/ISP......................  7.4
                  Commercial Services-Finance..........  6.4
                  Electronic Components-Semiconductors.  5.4
                  Resorts/Theme Parks..................  4.6
                  Hotels/Motels........................  4.0
                  Retail-Discount......................  3.7
                  Auto-Cars/Light Trucks...............  2.7
                  Commercial Services..................  2.5
                  Diagnostic Kits......................  2.1
                  Insurance-Property/Casualty..........  1.6
                  Finance-Investment Banker/Broker.....  1.5
                  Enterprise Software/Service..........  1.4
                  Professional Sports..................  1.2
                  Consulting Services..................  0.7
                  Dental Supplies & Equipment..........  0.7
                  Schools..............................  0.4
                  Real Estate Investment Trusts........  0.4
                                                        ----
                                                        95.6%
                                                        ====

--------
* Calculated as a percentage of net assets
+ See Note 1

        SUNAMERICA SPECIALTY SERIES -- AIG FOCUSED GROWTH FUND*
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED)

                                                          VALUE
                   SECURITY DESCRIPTION         SHARES   (NOTE 3)
            -------------------------------------------------------
            COMMON STOCKS -- 95.6%
            APPLICATIONS SOFTWARE -- 7.6%
              salesforce.com, Inc.+............ 289,010 $47,787,803
                                                        -----------
            AUTO-CARS/LIGHT TRUCKS -- 2.7%
              Tesla, Inc.+.....................  72,650  17,340,828
                                                        -----------
            COMMERCIAL SERVICES -- 2.5%
              CoStar Group, Inc.+..............  32,000  15,880,000
                                                        -----------
            COMMERCIAL SERVICES-FINANCE -- 6.4%
              PayPal Holdings, Inc.+........... 359,974  40,594,268
                                                        -----------
            CONSULTING SERVICES -- 0.7%
              Gartner, Inc.+...................  26,375   4,192,834
                                                        -----------
            DENTAL SUPPLIES & EQUIPMENT -- 0.7%
              Align Technology, Inc.+..........  12,600   4,090,968
                                                        -----------
            DIAGNOSTIC KITS -- 2.1%
              IDEXX Laboratories, Inc.+........  58,000  13,456,000
                                                        -----------
            E-COMMERCE/PRODUCTS -- 15.4%
              Alibaba Group Holding, Ltd. ADR+. 254,044  47,142,945
              Amazon.com, Inc.+................  26,183  50,442,073
                                                        -----------
                                                         97,585,018
                                                        -----------
            ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.4%
              NVIDIA Corp...................... 187,286  33,898,766
                                                        -----------
            ENTERPRISE SOFTWARE/SERVICE -- 1.4%
              Guidewire Software, Inc.+........  80,000   8,520,000
                                                        -----------
            FINANCE-CREDIT CARD -- 7.5%
              Visa, Inc., Class A.............. 289,268  47,564,337
                                                        -----------
            FINANCE-INVESTMENT BANKER/BROKER -- 1.5%
              Charles Schwab Corp.............. 210,000   9,613,800
                                                        -----------
            HOTELS/MOTELS -- 4.0%
              Hyatt Hotels Corp., Class A...... 333,168  25,563,981
                                                        -----------
            INSURANCE-PROPERTY/CASUALTY -- 1.6%
              Arch Capital Group, Ltd.+........ 305,000  10,302,900
                                                        -----------

                                                            VALUE
                  SECURITY DESCRIPTION           SHARES    (NOTE 3)
          -----------------------------------------------------------
          INTERNET CONTENT-ENTERTAINMENT -- 7.7%
            Facebook, Inc., Class A+........... 252,109  $ 48,757,881
                                                         ------------
          MULTIMEDIA -- 10.7%
            FactSet Research Systems, Inc......  58,550    16,152,188
            Walt Disney Co..................... 374,940    51,355,532
                                                         ------------
                                                           67,507,720
                                                         ------------
          PROFESSIONAL SPORTS -- 1.2%
            Manchester United PLC, Class A..... 400,000     7,884,000
                                                         ------------
          REAL ESTATE INVESTMENT TRUSTS -- 0.4%
            American Homes 4 Rent, Class A..... 100,000     2,398,000
                                                         ------------
          RESORTS/THEME PARKS -- 4.6%
            Marriott Vacations Worldwide Corp..  29,100     3,073,833
            Vail Resorts, Inc.................. 115,000    26,317,750
                                                         ------------
                                                           29,391,583
                                                         ------------
          RETAIL-DISCOUNT -- 3.7%
            Dollar Tree, Inc.+................. 210,777    23,455,265
                                                         ------------
          SCHOOLS -- 0.4%
            2U, Inc.+..........................  45,000     2,722,500
                                                         ------------
          WEB PORTALS/ISP -- 7.4%
            Alphabet, Inc., Class A+...........  38,909    46,650,335
                                                         ------------
          TOTAL INVESTMENTS
             (cost $432,429,384)(1)............    95.6%  605,158,787
          Other assets less liabilities........     4.4    27,675,773
                                                -------  ------------
          NET ASSETS                              100.0% $632,834,560
                                                =======  ============

--------
+  Non-income producing security
*  See Note 1
(1)See Note 6 for cost of investments on a tax basis.

ADR -- American Depositary Receipt

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2019 (see Note 3):

                        LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                            QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                        --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks..........     $605,158,787            $ --                 $ --          $605,158,787
                            ============            ====                 ====          ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- AIG INCOME EXPLORER FUND
        PORTFOLIO PROFILE -- APRIL 30, 2019 -- (UNAUDITED)

INDUSTRY ALLOCATION*

             Domestic Fixed Income Investment Companies...... 27.8%
             Diversified Banking Institutions................  7.6
             International Fixed Income Investment Companies.  6.0
             Domestic Equity Investment Companies............  5.6
             Banks-Commercial................................  4.6
             Insurance-Life/Health...........................  3.4
             Insurance-Multi-line............................  2.2
             Telephone-Integrated............................  2.2
             Electric-Integrated.............................  2.0
             Domestic Mixed Allocation Investment Companies..  1.9
             Oil Companies-Integrated........................  1.8
             Cellular Telecom................................  1.5
             Tobacco.........................................  1.5
             Pipelines.......................................  1.5
             Sovereign Agency................................  1.4
             Insurance-Property/Casualty.....................  1.4
             Metal-Diversified...............................  1.3
             Real Estate Investment Trusts...................  1.2
             Banks-Super Regional............................  1.2
             Medical-Drugs...................................  1.1
             Human Resources.................................  1.1
             Coal............................................  1.0
             Retail-Apparel/Shoe.............................  1.0
             Diversified Manufacturing Operations............  0.9
             Semiconductor Components-Integrated Circuits....  0.9
             Auto-Cars/Light Trucks..........................  0.9
             Metal-Iron......................................  0.9
             Transport-Services..............................  0.9
             Television......................................  0.8
             Telecom Services................................  0.7
             Closed-End Funds................................  0.7
             Real Estate Operations & Development............  0.6
             Commercial Services-Finance.....................  0.6
             Water...........................................  0.6
             Fisheries.......................................  0.6
             Gas-Distribution................................  0.6
             Airlines........................................  0.5
             Computer Services...............................  0.5
             Chemicals-Diversified...........................  0.5
             Public Thoroughfares............................  0.5
             Oil Refining & Marketing........................  0.5
             Retail-Major Department Stores..................  0.5
             Building-Residential/Commercial.................  0.5
             Diversified Minerals............................  0.5
             Building-Heavy Construction.....................  0.5
             Metal Processors & Fabrication..................  0.5
             Advertising Agencies............................  0.4
             Electric-Generation.............................  0.4
             Electronic Components-Misc......................  0.4
             Food-Retail.....................................  0.4
             Insurance-Reinsurance...........................  0.3
             Retail-Jewelry..................................  0.3
             Private Equity..................................  0.3
             Banks-Money Center..............................  0.2
             Agricultural Operations.........................  0.2
             Food-Dairy Products.............................  0.2
             Finance-Other Services..........................  0.2
             Insurance-Mutual................................  0.1

                 Energy-Alternate Sources...............  0.1%
                 Investment Management/Advisor Services.  0.1
                                                         ----
                                                         98.6%
                                                         ====

--------
*  Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- AIG INCOME EXPLORER FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED)

                                                               VALUE
                     SECURITY DESCRIPTION             SHARES  (NOTE 3)
          ------------------------------------------------------------
          COMMON STOCKS -- 26.5%
          ADVERTISING AGENCIES -- 0.4%
            WPP PLC..................................  16,252 $202,686
                                                              --------
          AIRLINES -- 0.5%
            Deutsche Lufthansa AG....................  10,657  257,226
                                                              --------
          AUTO-CARS/LIGHT TRUCKS -- 0.9%
            Renault SA...............................   2,872  195,916
            Subaru Corp..............................   8,902  216,582
                                                              --------
                                                               412,498
                                                              --------
          BUILDING-HEAVY CONSTRUCTION -- 0.5%
            Bouygues SA..............................   5,781  217,472
                                                              --------
          BUILDING-RESIDENTIAL/COMMERCIAL -- 0.5%
            Persimmon PLC............................   7,769  226,524
                                                              --------
          CELLULAR TELECOM -- 1.2%
            China Mobile, Ltd........................  29,700  283,000
            Telstra Corp., Ltd....................... 124,757  297,262
                                                              --------
                                                               580,262
                                                              --------
          CHEMICALS-DIVERSIFIED -- 0.5%
            PTT Global Chemical PCL.................. 117,400  252,819
                                                              --------
          CLOSED-END FUNDS -- 0.7%
            Bancroft Fund, Ltd.......................  15,697  340,154
                                                              --------
          COAL -- 1.0%
            China Shenhua Energy Co., Ltd............ 113,000  249,773
            Yanzhou Coal Mining Co., Ltd............. 206,000  219,529
                                                              --------
                                                               469,302
                                                              --------
          COMMERCIAL SERVICES-FINANCE -- 0.6%
            H&R Block, Inc...........................  10,900  296,589
                                                              --------
          COMPUTER SERVICES -- 0.5%
            International Business Machines Corp.....   1,832  256,975
                                                              --------
          ELECTRONIC COMPONENTS-MISC. -- 0.4%
            General Interface Solution Holding, Ltd..  49,000  189,492
                                                              --------
          FISHERIES -- 0.6%
            Mowi ASA.................................  12,625  273,501
                                                              --------
          FOOD-RETAIL -- 0.4%
            Wesfarmers, Ltd..........................   6,942  176,224
                                                              --------
          GAS-DISTRIBUTION -- 0.4%
            Centrica PLC............................. 118,770  164,556
                                                              --------
          HUMAN RESOURCES -- 1.1%
            Adecco Group AG..........................   4,295  246,669
            Randstad NV..............................   4,286  244,782
                                                              --------
                                                               491,451
                                                              --------
          MEDICAL-DRUGS -- 1.1%
            GlaxoSmithKline PLC......................  12,521  256,895
            Sanofi...................................   3,024  262,824
                                                              --------
                                                               519,719
                                                              --------
          METAL PROCESSORS & FABRICATION -- 0.5%
            Catcher Technology Co., Ltd..............  27,000  213,634
                                                              --------
          METAL-DIVERSIFIED -- 1.3%
            MMC Norilsk Nickel PJSC ADR..............  13,926  309,157
            Rio Tinto, Ltd...........................   4,347  292,254
                                                              --------
                                                               601,411
                                                              --------

                                                           VALUE
                   SECURITY DESCRIPTION          SHARES   (NOTE 3)
            --------------------------------------------------------
            METAL-IRON -- 0.9%
              Fortescue Metals Group, Ltd.......  79,705 $   401,745
                                                         -----------
            OIL COMPANIES-INTEGRATED -- 1.8%
              China Petroleum & Chemical Corp... 294,000     225,987
              Gazprom PJSC ADR..................  55,884     279,085
              Lukoil PJSC ADR...................   3,661     310,379
                                                         -----------
                                                             815,451
                                                         -----------
            OIL REFINING & MARKETING -- 0.5%
              SK Innovation Co., Ltd............   1,502     234,657
                                                         -----------
            PUBLIC THOROUGHFARES -- 0.5%
              Atlantia SpA......................   8,653     236,031
                                                         -----------
            REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.6%
              China Vanke Co., Ltd..............  77,800     300,993
                                                         -----------
            RETAIL-APPAREL/SHOE -- 1.0%
              Hennes & Mauritz AB, Class B......  15,920     277,561
              L Brands, Inc.....................   6,988     179,172
                                                         -----------
                                                             456,733
                                                         -----------
            RETAIL-JEWELRY -- 0.3%
              Pandora A/S.......................   3,770     158,133
                                                         -----------
            RETAIL-MAJOR DEPARTMENT STORES -- 0.5%
              Marks & Spencer Group PLC.........  62,035     231,275
                                                         -----------
            SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.9%
              Nanya Technology Corp............. 100,000     211,644
              Winbond Electronics Corp.......... 417,000     216,590
                                                         -----------
                                                             428,234
                                                         -----------
            TELECOM SERVICES -- 0.5%
              Telenor ASA.......................  11,836     237,613
                                                         -----------
            TELEPHONE-INTEGRATED -- 2.1%
              AT&T, Inc.........................   7,745     239,785
              BT Group PLC......................  83,449     249,246
              Orange SA.........................  14,669     229,763
              Telefonica SA.....................  28,322     236,085
                                                         -----------
                                                             954,879
                                                         -----------
            TELEVISION -- 0.8%
              ITV PLC........................... 110,306     196,556
              ProSiebenSat.1 Media SE...........  10,109     159,133
                                                         -----------
                                                             355,689
                                                         -----------
            TOBACCO -- 1.5%
              Imperial Brands PLC...............   6,626     210,478
              Japan Tobacco, Inc................   9,300     215,584
              Philip Morris International, Inc..   3,115     269,634
                                                         -----------
                                                             695,696
                                                         -----------
            TRANSPORT-SERVICES -- 0.9%
              Deutsche Post AG..................   7,829     271,333
              Royal Mail PLC....................  38,281     126,194
                                                         -----------
                                                             397,527
                                                         -----------
            WATER -- 0.6%
              Veolia Environnement SA...........  11,625     274,593
                                                         -----------
            TOTAL COMMON STOCKS
               (cost $13,193,301)...............          12,321,744
                                                         -----------

        SUNAMERICA SPECIALTY SERIES -- AIG INCOME EXPLORER FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                    SECURITY DESCRIPTION             SHARES (NOTE 3)
           --------------------------------------------------------
           PREFERRED SECURITIES -- 7.7%
           AGRICULTURAL OPERATIONS -- 0.2%
             CHS, Inc.
              Series 4
              7.50%................................. 3,756  $103,478
                                                            --------
           BANKS-COMMERCIAL -- 0.7%
             BB&T Corp.
              Series E
              5.63%................................. 2,470    62,985
             BB&T Corp.
              5.85%................................. 2,899    73,780
             Citizens Financial Group, Inc.
              Series D
              6.35%................................. 1,600    42,224
             First Republic Bank
              Series I
              5.50%................................. 1,550    39,246
             Regions Financial Corp.
              Series C
              5.70%................................. 4,000   101,600
                                                            --------
                                                             319,835
                                                            --------
           BANKS-SUPER REGIONAL -- 0.2%
             Wells Fargo & Co.
              Series V
              6.00%................................. 1,150    30,291
             Wells Fargo & Co.
              Series W
              5.70%................................. 1,709    44,024
                                                            --------
                                                              74,315
                                                            --------
           DIVERSIFIED BANKING INSTITUTIONS -- 0.6%
             Bank of America Corp.
              Series HH
              5.88%................................. 1,450    38,048
             GMAC Capital Trust I FRS
              Series 2
              (3 ML+5.79%)
              8.47%................................. 7,383   194,173
             Morgan Stanley
              Series F
              6.88%................................. 1,885    51,950
                                                            --------
                                                             284,171
                                                            --------
           ELECTRIC-INTEGRATED -- 0.8%
             CMS Energy Corp.
              5.63%.................................   879    23,100
             CMS Energy Corp.
              5.88%................................. 2,925    76,489
             Duke Energy Corp.
              Series A
              5.75%................................. 2,700    70,254
             Integrys Holding, Inc.
              6.00%................................. 4,090   107,362
             NextEra Energy Capital Holdings, Inc.
              Series N
              5.65%................................. 2,868    73,708
             SCE Trust
              5.00%.................................   395     8,591
                                                            --------
                                                             359,504
                                                            --------

                                                                    VALUE
                     SECURITY DESCRIPTION                   SHARES (NOTE 3)
     ---------------------------------------------------------------------
     ENERGY-ALTERNATE SOURCES -- 0.1%
       Algonquin Power & Utilities Corp.
        6.88%.............................................. 1,500  $ 40,170
                                                                   --------
     FINANCE-OTHER SERVICES -- 0.2%
       National Rural Utilities Cooperative Finance Corp.
        5.50%.............................................. 3,000    75,390
                                                                   --------
     FOOD-DAIRY PRODUCTS -- 0.1%
       Dairy Farmers of America, Inc.
        7.88%*.............................................   500    49,856
                                                                   --------
     GAS-DISTRIBUTION -- 0.1%
       NiSource, Inc.
        Series B
        6.50%..............................................   991    26,143
                                                                   --------
     INSURANCE-LIFE/HEALTH -- 0.3%
       Prudential Financial, Inc.
        5.63%.............................................. 1,600    41,632
       Unum Group
        6.25%.............................................. 4,060   106,007
                                                                   --------
                                                                    147,639
                                                                   --------
     INSURANCE-MULTI-LINE -- 0.2%
       American Financial Group, Inc.
        6.25%.............................................. 3,028    79,091
       MetLife, Inc.
        Series E
        5.63%.............................................. 1,240    32,389
                                                                   --------
                                                                    111,480
                                                                   --------
     INSURANCE-PROPERTY/CASUALTY -- 0.4%
       Arch Capital Group, Ltd.
        Series E
        5.25%.............................................. 1,150    26,933
       Enstar Group, Ltd.
        Series D
        7.00%.............................................. 3,466    89,596
       WR Berkley Corp.
        5.70%.............................................. 2,700    67,932
                                                                   --------
                                                                    184,461
                                                                   --------
     INSURANCE-REINSURANCE -- 0.3%
       PartnerRe, Ltd.
        Series I
        5.88%.............................................. 1,400    36,358
       Reinsurance Group of America, Inc.
        6.20%.............................................. 1,745    46,714
       RenaissanceRe Holdings, Ltd.
        Series F
        5.75%.............................................. 3,319    84,136
                                                                   --------
                                                                    167,208
                                                                   --------
     INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.1%
       Ares Management Corp.
        Series A
        7.00%.............................................. 1,500    39,330
                                                                   --------
     PIPELINES -- 0.5%
       Enbridge, Inc.
        Series B
        6.38%.............................................. 3,283    86,770

        SUNAMERICA SPECIALTY SERIES -- AIG INCOME EXPLORER FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                    SECURITY DESCRIPTION             SHARES (NOTE 3)
           --------------------------------------------------------
           PREFERRED SECURITIES (CONTINUED)
           PIPELINES (CONTINUED)
             Energy Transfer Operating LP
              Series E
              7.60%................................. 1,800  $ 44,766
             Energy Transfer Partners LP
              Series D
              7.63%................................. 3,550    88,111
                                                            --------
                                                             219,647
                                                            --------
           PRIVATE EQUITY -- 0.3%
             Apollo Global Management LLC
              Series B
              6.38%................................. 5,351   134,524
                                                            --------
           REAL ESTATE INVESTMENT TRUSTS -- 1.2%
             American Homes 4 Rent
              Series E
              6.35%................................. 2,710    71,544
             American Homes 4 Rent
              Series D
              6.50%................................. 1,289    34,094
             Global Net Lease, Inc.
              Series A
              7.25%................................. 1,943    49,741
             Kimco Realty Corp.
              Series K
              5.63%................................. 1,750    43,575
             Monmouth Real Estate Investment Corp.
              Series C
              6.13%................................. 2,000    48,440
             PS Business Parks, Inc.
              Series U
              5.75%................................. 1,700    43,248
             Public Storage
              Series H
              5.60%................................. 1,400    36,442
             SITE Centers Corp.
              Series A
              6.38%................................. 1,700    43,299
             Spirit Realty Capital, Inc.
              Series A
              6.00%................................. 2,417    58,805
             Summit Hotel Properties, Inc.
              Series E
              6.25%................................. 2,589    61,463
             VEREIT, Inc.
              Series F
              6.70%................................. 3,752    94,213
                                                            --------
                                                             584,864
                                                            --------
           SOVEREIGN AGENCY -- 1.1%
             AgriBank FCB
              6.88%................................. 1,250   133,594
             CoBank ACB
              Series H
              6.20%.................................   700    72,380
             CoBank ACB
              Series F
              6.25%.................................   900    93,375

                                                       SHARES/
                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT     (NOTE 3)
     ---------------------------------------------------------------------
     SOVEREIGN AGENCY (CONTINUED)
       Farm Credit Bank of Texas
        6.75%*......................................       1,200 $  126,600
       Farm Credit Bank of Texas
        Series 1
        10.00%......................................         100    112,500
                                                                 ----------
                                                                    538,449
                                                                 ----------
     TELECOM SERVICES -- 0.2%
       Centaur Funding Corp.
        Series B
        9.08%*......................................         100    102,722
                                                                 ----------
     TELEPHONE-INTEGRATED -- 0.1%
       AT&T, Inc.
        5.63%.......................................       1,800     46,602
                                                                 ----------
     TOTAL PREFERRED SECURITIES
        (cost $3,356,124)...........................              3,609,788
                                                                 ----------
     PREFERRED SECURITIES/CAPITAL SECURITIES -- 22.7%
     BANKS-COMMERCIAL -- 3.9%
       Australia & New Zealand Banking Group, Ltd.
        6.75% due 06/15/2026*(1)....................   $ 200,000    216,750
       Citizens Financial Group, Inc.
        6.38% due 04/06/2024(1).....................      90,000     92,700
       DNB Bank ASA
        6.50% due 03/26/2022(1).....................     200,000    207,250
       Erste Group Bank AG
        6.50% due 04/15/2024(1)..................... EUR 200,000    251,810
       ING Groep NV
        6.50% due 04/16/2025(1).....................     200,000    201,940
       ING Groep NV
        6.88% due 04/16/2022(1).....................     200,000    208,500
       Nordea Bank Abp
        Junior Sub. Notes
        6.63% due 03/26/2026*(1)....................     200,000    204,500
       Standard Chartered PLC
        7.75% due 04/02/2023*(1)....................     200,000    213,250
       Svenska Handelsbanken AB
        6.25% due 03/01/2024(1).....................     200,000    203,545
                                                                 ----------
                                                                  1,800,245
                                                                 ----------
     BANKS-MONEY CENTER -- 0.2%
       HSBC Capital Funding Dollar 1 LP
        10.18% due 06/30/2030*(1)...................      75,000    112,313
                                                                 ----------
     BANKS-SUPER REGIONAL -- 1.0%
       First Union Capital II
        Series A
        7.95% due 11/15/2029........................      10,000     12,741
       SunTrust Banks, Inc.
        5.13% due 12/15/2027(1).....................      40,000     38,688
       Wells Fargo & Co.
        Series U
        5.88% due 06/15/2025(1).....................      79,000     85,320
       Wells Fargo & Co. FRS
        6.38% (3 ML+3.77%)
        due 06/15/2019(1)...........................     215,000    216,075
       Wells Fargo Capital X
        5.95% due 12/01/2086........................     115,000    129,524
                                                                 ----------
                                                                    482,348
                                                                 ----------

        SUNAMERICA SPECIALTY SERIES -- AIG INCOME EXPLORER FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                   PRINCIPAL   VALUE
                   SECURITY DESCRIPTION             AMOUNT    (NOTE 3)
         --------------------------------------------------------------
         PREFERRED SECURITIES/CAPITAL SECURITIES (CONTINUED)
         CELLULAR TELECOM -- 0.3%
           Vodafone Group PLC
            7.00% due 04/04/2079.................. $110,000  $  115,515
                                                             ----------
         DIVERSIFIED BANKING INSTITUTIONS -- 7.0%
           Bank of America Corp.
            Series AA
            6.10% due 03/17/2025(1)...............  105,000     112,613
           Bank of America Corp.
            Series X
            6.25% due 09/05/2024(1)...............  174,000     187,485
           Bank of America Corp.
            Series Z
            6.50% due 10/23/2024(1)...............  180,000     197,676
           BNP Paribas SA
            7.38% due 08/19/2025*(1)..............  200,000     216,250
           BNP Paribas SA
            7.63% due 03/30/2021*(1)..............  200,000     210,750
           Citigroup, Inc.
            5.90% due 02/15/2023(1)...............   60,000      62,028
           Citigroup, Inc.
            5.95% due 01/30/2023(1)...............   60,000      62,175
           Citigroup, Inc.
            Series R
            6.13% due 11/15/2020(1)...............   70,000      72,485
           Citigroup, Inc.
            Series T
            6.25% due 08/15/2026(1)...............  156,000     167,115
           Credit Agricole SA
            8.13% due 12/23/2025*(1)..............  200,000     227,722
           Credit Suisse Group AG
            7.50% due 07/17/2023*(1)..............  200,000     210,744
           HSBC Holdings PLC
            6.50% due 03/23/2028(1)...............  200,000     203,500
           JPMorgan Chase & Co.
            Series Z
            5.30% due 05/01/2020(1)...............   30,000      30,574
           JPMorgan Chase & Co. FRS
            Series I
            6.05% (3 ML +3.47%) due 07/30/2019(1).   71,000      71,325
           JPMorgan Chase & Co.
            Series X
            6.10% due 10/01/2024(1)...............   70,000      74,347
           JPMorgan Chase & Co.
            Series S
            6.75% due 02/01/2024(1)...............  177,000     196,082
           Royal Bank of Scotland Group PLC
            7.65% due 09/30/2031(1)...............   70,000      88,610
           Royal Bank of Scotland Group PLC
            8.63% due 08/15/2021(1)...............  200,000     215,000
           Societe Generale SA
            7.38% due 09/13/2021*(1)..............  200,000     208,000
           UBS Group AG
            7.00% due 01/31/2024*(1)..............  200,000     208,494
           UBS Group AG
            7.13% due 08/10/2021(1)...............  200,000     210,000
                                                             ----------
                                                              3,232,975
                                                             ----------

                                                      PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                 AMOUNT    (NOTE 3)
      -------------------------------------------------------------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.7%
        General Electric Co.
         Series D
         5.00% due 01/21/2021(1)..................... $356,000  $  336,979
                                                                ----------
      DIVERSIFIED MINERALS -- 0.5%
        BHP Billiton Finance USA, Ltd.
         6.75% due 10/19/2075*.......................  200,000     225,000
                                                                ----------
      ELECTRIC-GENERATION -- 0.4%
        Electricite de France SA
         5.25% due 01/29/2023*(1)....................  200,000     202,000
                                                                ----------
      ELECTRIC-INTEGRATED -- 1.2%
        Emera, Inc.
         Series 16-A
         6.75% due 06/15/2076........................  193,000     207,643
        Enel SpA
         8.75% due 09/24/2073*.......................  200,000     224,000
        NextEra Energy Capital Holdings, Inc.
         5.65% due 05/01/2079........................   70,000      71,102
        Southern Co.
         Series B
         5.50% due 03/15/2057........................   50,000      51,001
                                                                ----------
                                                                   553,746
                                                                ----------
      GAS-DISTRIBUTION -- 0.1%
        NiSource, Inc.
         5.65% due 06/15/2023(1).....................   60,000      60,223
                                                                ----------
      INSURANCE-LIFE/HEALTH -- 3.0%
        Dai-ichi Life Insurance Co., Ltd.
         5.10% due 10/28/2024*(1)....................  200,000     208,000
        Dai-ichi Life Insurance Co., Ltd.
         7.25% due 07/25/2021*(1)....................  100,000     107,250
        Hanwha Life Insurance Co., Ltd.
         4.70% due 04/23/2023*(1)....................  200,000     194,483
        La Mondiale SAM
         4.80% due 01/18/2048........................  200,000     183,650
        Meiji Yasuda Life Insurance Co.
         5.10% due 04/26/2048*.......................  200,000     208,506
        Nippon Life Insurance Co.
         5.10% due 10/16/2044*.......................  200,000     209,000
        Prudential Financial, Inc.
         5.20% due 03/15/2044........................   40,000      40,687
        Prudential Financial, Inc.
         5.63% due 06/15/2043........................  197,000     206,357
        Prudential Financial, Inc.
         5.70% due 09/15/2048........................   25,000      25,897
        Prudential Financial, Inc.
         5.88% due 09/15/2042........................   30,000      31,860
                                                                ----------
                                                                 1,415,690
                                                                ----------
      INSURANCE-MULTI-LINE -- 2.0%
        Assurant, Inc.
         7.00% due 03/27/2048........................  100,000     102,000
        AXA SA
         8.60% due 12/15/2030........................   25,000      33,625
        Hartford Financial Services Group, Inc. FRS
         4.81% (3 ML+2.13%)
         due 02/12/2067*.............................   95,000      84,946
        MetLife Capital Trust IV
         7.88% due 12/15/2067*.......................  100,000     124,500

        SUNAMERICA SPECIALTY SERIES -- AIG INCOME EXPLORER FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                      SHARES/
                                                     PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                AMOUNT    (NOTE 3)
      --------------------------------------------------------------------
      PREFERRED SECURITIES/CAPITAL SECURITIES (CONTINUED)
      INSURANCE-MULTI-LINE (CONTINUED)
        MetLife, Inc.
         Series C
         5.25% due 06/15/2020(1).................... $ 52,000  $    52,635
        MetLife, Inc.
         5.88% due 03/15/2028(1)....................   38,000       39,653
        MetLife, Inc.
         9.25% due 04/08/2068*......................  100,000      137,000
        MetLife, Inc.
         10.75% due 08/01/2069......................   85,000      133,025
        Voya Financial, Inc.
         5.65% due 05/15/2053.......................  166,000      166,415
        Voya Financial Inc
         6.13% due 09/15/2023(1)....................   35,000       36,400
                                                               -----------
                                                                   910,199
                                                               -----------
      INSURANCE-MUTUAL -- 0.1%
        Liberty Mutual Group, Inc.
         7.80% due 03/07/2087*......................   35,000       41,825
                                                               -----------
      INSURANCE-PROPERTY/CASUALTY -- 1.0%
        Mitsui Sumitomo Insurance Co., Ltd.
         4.95% due 03/06/2029*(1)...................  200,000      204,500
        Mitsui Sumitomo Insurance Co., Ltd.
         7.00% due 03/15/2072*......................   50,000       54,063
        QBE Insurance Group, Ltd.
         6.75% due 12/02/2044.......................  200,000      215,250
                                                               -----------
                                                                   473,813
                                                               -----------
      PIPELINES -- 1.0%
        Enbridge, Inc.
         Series 16-A
         6.00% due 01/15/2077.......................   99,000       99,119
        Enbridge, Inc.
         Sub. Notes
         6.25% due 03/01/2078.......................  119,000      120,537
        TransCanada Trust
         5.63% due 05/20/2075.......................   55,000       54,873
        TransCanada Trust
         Series 16-A
         5.88% due 08/15/2076.......................  178,000      182,219
                                                               -----------
                                                                   456,748
                                                               -----------
      SOVEREIGN AGENCY -- 0.3%
        CoBank ACB
         Series I
         6.25% due 10/01/2026(1)....................  123,000      129,150
                                                               -----------
      TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
         (cost $10,396,390).........................            10,548,769
                                                               -----------
      REGISTERED INVESTMENT COMPANIES(2) -- 41.3%
      DOMESTIC EQUITY INVESTMENT COMPANIES -- 5.6%
        Eaton Vance Tax-Advantaged Dividend Income
         Fund.......................................   17,056      404,739
        Eaton Vance Tax-Managed Diversified Equity
         Income Fund................................   15,996      192,592
        First Trust Energy Income and Growth Fund...   13,328      294,549
        Gabelli Dividend & Income Trust.............   23,384      512,577
        Gabelli Equity Trust, Inc...................   44,939      279,970
        Reaves Utility Income Fund..................   22,360      774,103

                                                                   VALUE
                   SECURITY DESCRIPTION                   SHARES  (NOTE 3)
   ------------------------------------------------------------------------
   DOMESTIC EQUITY INVESTMENT COMPANIES (CONTINUED)
     Tortoise Midstream Energy Fund, Inc.................  9,804 $   139,119
                                                                 -----------
                                                                   2,597,649
                                                                 -----------
   DOMESTIC FIXED INCOME INVESTMENT COMPANIES -- 27.8%
     AllianzGI Convertible & Income Fund II.............. 10,354      54,048
     BlackRock Corporate High Yield Fund, Inc............ 75,129     794,865
     BlackRock Floating Rate Income Strategies Fund,
      Inc................................................  6,110      78,391
     BlackRock Limited Duration Income Trust............. 18,879     280,164
     BlackRock MuniHoldings Investment Quality
      Fund............................................... 21,704     279,982
     BlackRock MuniYield Quality Fund III, Inc........... 15,588     201,709
     BlackRock Taxable Municipal Bond Trust.............. 12,827     293,097
     Calamos Convertible and High Income Fund............ 61,997     686,307
     DoubleLine Income Solutions Fund.................... 28,161     567,726
     Eaton Vance Limited Duration Income Fund............ 44,611     568,344
     Eaton Vance Senior Floating-Rate Trust..............  7,841     104,520
     Eaton Vance Senior Income Trust..................... 28,742     182,224
     Flaherty & Crumrine Preferred Securities Income
      Fund, Inc.......................................... 38,160     736,488
     Flaherty & Crumrine Total Return Fund, Inc.......... 20,825     404,630
     Franklin Limited Duration Income Trust.............. 15,233     146,237
     Guggenheim Taxable Municipal Managed Duration
      Trust.............................................. 14,301     328,351
     Invesco Dynamic Credit Opportunities Fund........... 30,138     339,354
     John Hancock Preferred Income Fund.................. 34,381     789,732
     MFS Multimarket Income Trust........................ 28,969     164,834
     New America High Income Fund, Inc................... 94,470     821,889
     Nuveen AMT-Free Quality Municipal Income
      Fund............................................... 18,806     250,496
     Nuveen Credit Strategies Income Fund................ 70,168     560,642
     Nuveen Floating Rate Income Fund....................  8,667      86,583
     Nuveen Floating Rate Income Opportunity Fund........ 13,139     129,682
     Nuveen Municipal Credit Income Fund................. 19,344     297,898
     Nuveen Municipal Value Fund, Inc.................... 17,799     177,456
     Nuveen Preferred Income Opportunities Fund.......... 88,204     849,404
     Nuveen Short Duration Credit Opportunities Fund..... 10,266     163,229
     PIMCO Corporate & Income Opportunity Fund........... 16,280     292,063
     PIMCO Dynamic Credit and Mortgage Income
      Fund............................................... 35,335     832,139
     PIMCO Income Strategy Fund II....................... 57,760     607,635
     Pioneer Floating Rate Trust......................... 12,997     139,458
     Pioneer High Income Trust........................... 42,175     391,806
     Wells Fargo Income Opportunities Fund............... 22,011     178,069
     Western Asset High Yield Defined Opportunity Fund,
      Inc................................................ 10,089     150,326
                                                                 -----------
                                                                  12,929,778
                                                                 -----------
   DOMESTIC MIXED ALLOCATION INVESTMENT COMPANY -- 1.9%
     Flaherty & Crumrine Dynamic Preferred and Income
      Fund, Inc.......................................... 35,372     870,151
                                                                 -----------
   INTERNATIONAL FIXED INCOME INVESTMENT COMPANIES -- 6.0%
     AllianceBernstein Global High Income Fund, Inc...... 21,083     247,725
     BrandywineGLOBAL Global Income Opportunities
      Fund, Inc.......................................... 20,763     228,808
     Nuveen Preferred & Income Term Fund................. 21,487     500,217
     PIMCO Dynamic Income Fund........................... 18,467     578,017
     PIMCO Income Opportunity Fund....................... 24,605     652,033

        SUNAMERICA SPECIALTY SERIES -- AIG INCOME EXPLORER FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                      SHARES/
                                                     PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                AMOUNT    (NOTE 3)
      --------------------------------------------------------------------
      REGISTERED INVESTMENT COMPANIES(2) (CONTINUED)
      INTERNATIONAL FIXED INCOME INVESTMENT COMPANIES (CONTINUED)
        Wells Fargo Multi-Sector Income Fund........   21,301  $   263,919
        Western Asset Global Corporate Defined
         Opportunity Fund, Inc......................    7,087      119,629
        Western Asset Global High Income Fund, Inc..   22,138      214,960
                                                               -----------
                                                                 2,805,308
                                                               -----------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (cost $19,512,432).........................            19,202,886
                                                               -----------
      U.S. CORPORATE BONDS & NOTES -- 0.4%
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.2%
        General Electric Capital Corp.
         Senior Notes
         5.88% due 01/14/2038.......................  $60,000       64,743
        General Electric Capital Corp.
         Senior Notes
         6.88% due 01/10/2039.......................   31,000       36,676
                                                               -----------
                                                                   101,419
                                                               -----------
      FOOD-DAIRY PRODUCTS -- 0.1%
        Land O' Lakes, Inc.
         Junior Sub. Notes
         7.25% due 04/04/2027*(1)...................   30,000       29,325
                                                               -----------

                                               PRINCIPAL   VALUE
                  SECURITY DESCRIPTION          AMOUNT    (NOTE 3)
           ---------------------------------------------------------
           INSURANCE-LIFE/HEALTH -- 0.1%
             Brighthouse Financial, Inc.
              Senior Notes
              4.70% due 06/22/2047............  $55,000  $    45,083
                                                         -----------
           TOTAL U.S. CORPORATE BONDS & NOTES
              (cost $165,600).................               175,827
                                                         -----------
           TOTAL INVESTMENTS
              (cost $46,623,847)(3)...........     98.6%  45,859,014
           Other assets less liabilities......      1.4      648,208
                                                -------  -----------
           NET ASSETS                             100.0% $46,507,222
                                                =======  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $4,562,349 representing 9.8% of net assets.
(1)Perpetual maturity -- maturity date reflects the next call date.
(2)Represents common shares of closed-end investment companies.
(3)See Note 6 for cost of investments on a tax basis.

ADR -- American Depositary Receipt
EUR -- Euro Currency
FRS -- Floating Rate Security
The rates shown on FRS are the current interest rates at April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML -- 3 Month USD LIBOR

FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------------------------------------------
                                                                                 DELIVERY   UNREALIZED   UNREALIZED
               COUNTERPARTY                 CONTRACT TO DELIVER IN EXCHANGE FOR    DATE    APPRECIATION DEPRECIATION
------------------------------------------- ------------------- --------------- ---------- ------------ ------------
Brown Brothers Harriman and Co.             EUR     225,795     USD   256,679   05/03/2019    $3,427       $  --
                                            EUR     225,520     USD   253,397   06/04/2019        --        (248)
                                            USD     253,024     EUR   225,795   05/03/2019       228          --
                                                                                              ------       -----
Net Unrealized Appreciation (Depreciation)                                                    $3,655       $(248)
                                                                                              ======       =====

EUR -- Euro Currency
USD -- United States Dollar

        SUNAMERICA SPECIALTY SERIES -- AIG INCOME EXPLORER FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2019 (see Note 3):

                                         LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                             QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                         --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks...........................      $11,889,578         $   432,166**           $ --          $12,321,744
Preferred Securities:
  Electric-Integrated...................          252,142             107,362               --              359,504
  Food-Dairy Products...................               --              49,856               --               49,856
  Sovereign Agency......................           72,380             466,069               --              538,449
  Telecom Services......................               --             102,722               --              102,722
  Other Industries......................        2,559,257                  --               --            2,559,257
Preferred Securities/Capital Securities.               --          10,548,769               --           10,548,769
Registered Investment Companies.........       19,202,886                  --               --           19,202,886
U.S. Corporate Bonds & Notes............               --             175,827               --              175,827
                                              -----------         -----------             ----          -----------
TOTAL INVESTMENTS AT VALUE..............      $33,976,243         $11,882,771             $ --          $45,859,014
                                              ===========         ===========             ====          ===========
Other Financial Instruments:+
Forward Foreign Currency Contracts......      $        --         $     3,655             $ --          $     3,655
                                              ===========         ===========             ====          ===========

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts......      $        --         $       248             $ --          $       248
                                              ===========         ===========             ====          ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 3).
+ Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO PROFILE -- APRIL 30, 2019 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                Banks-Commercial.......................... 6.0%
                Medical-Biomedical/Gene................... 5.1
                Real Estate Investment Trusts............. 4.7
                Medical Products.......................... 2.7
                Human Resources........................... 2.4
                Enterprise Software/Service............... 2.3
                Medical-Drugs............................. 2.3
                Investment Management/Advisor Services.... 2.2
                Insurance-Property/Casualty............... 1.9
                Medical-Outpatient/Home Medical........... 1.7
                Retail-Restaurants........................ 1.7
                Computer Services......................... 1.6
                Consulting Services....................... 1.5
                Food-Wholesale/Distribution............... 1.5
                Internet Content-Information/News......... 1.5
                Water Treatment Systems................... 1.4
                Auto/Truck Parts & Equipment-Replacement.. 1.3
                Financial Guarantee Insurance............. 1.3
                Oil-Field Services........................ 1.2
                Electronic Components-Semiconductors...... 1.2
                Computer Software......................... 1.1
                Internet Security......................... 1.1
                Recreational Vehicles..................... 1.0
                Medical Information Systems............... 1.0
                Networking Products....................... 1.0
                Applications Software..................... 0.9
                Finance-Consumer Loans.................... 0.9
                Hazardous Waste Disposal.................. 0.9
                Optical Supplies.......................... 0.9
                Disposable Medical Products............... 0.9
                Machinery-General Industrial.............. 0.9
                Retail-Automobile......................... 0.8
                Building-Mobile Home/Manufactured Housing. 0.8
                Metal Processors & Fabrication............ 0.8
                Medical Labs & Testing Services........... 0.8
                Commercial Services-Finance............... 0.8
                Auto-Heavy Duty Trucks.................... 0.8
                Beverages-Non-alcoholic................... 0.8
                Electronic Components-Misc................ 0.7
                Physical Therapy/Rehabilitation Centers... 0.7
                Retail-Apparel/Shoe....................... 0.7
                Wireless Equipment........................ 0.7
                Electric-Integrated....................... 0.7
                E-Marketing/Info.......................... 0.7
                Cruise Lines.............................. 0.7
                Semiconductor Equipment................... 0.7
                MRI/Medical Diagnostic Imaging............ 0.7
                Footwear & Related Apparel................ 0.7
                Energy-Alternate Sources.................. 0.7
                Building & Construction-Misc.............. 0.7
                Drug Delivery Systems..................... 0.6
                Electronic Measurement Instruments........ 0.6
                Savings & Loans/Thrifts................... 0.6
                Paper & Related Products.................. 0.6
                Medical Imaging Systems................... 0.6
                Chemicals-Specialty....................... 0.6
                Computers-Voice Recognition............... 0.6
                Tobacco................................... 0.6
                Telecom Equipment-Fiber Optics............ 0.6
                U.S. Government Treasuries................ 0.5
                Oil Refining & Marketing.................. 0.5

               Oil Companies-Exploration & Production....... 0.5%
               Gas-Distribution............................. 0.5
               Water........................................ 0.5
               Finance-Commercial........................... 0.5
               Telecommunication Equipment.................. 0.5
               Instruments-Scientific....................... 0.5
               Patient Monitoring Equipment................. 0.5
               Night Clubs.................................. 0.4
               Therapeutics................................. 0.4
               Retail-Computer Equipment.................... 0.4
               Building & Construction Products-Misc........ 0.4
               Auto/Truck Parts & Equipment-Original........ 0.4
               Television................................... 0.4
               Insurance-Life/Health........................ 0.3
               Building-Residential/Commercial.............. 0.3
               Commercial Services.......................... 0.3
               Schools...................................... 0.3
               Repurchase Agreements........................ 0.3
               Exchange-Traded Funds........................ 0.3
               Distribution/Wholesale....................... 0.3
               Steel-Specialty.............................. 0.3
               Aerospace/Defense-Equipment.................. 0.3
               Retail-Misc./Diversified..................... 0.3
               E-Commerce/Services.......................... 0.3
               Diversified Manufacturing Operations......... 0.2
               Computers-Integrated Systems................. 0.2
               Computer Data Security....................... 0.2
               Airlines..................................... 0.2
               Rental Auto/Equipment........................ 0.2
               Retail-Discount.............................. 0.2
               Transport-Marine............................. 0.2
               Building-Heavy Construction.................. 0.2
               Insurance-Multi-line......................... 0.2
               E-Commerce/Products.......................... 0.2
               Instruments-Controls......................... 0.2
               Insurance-Reinsurance........................ 0.2
               Food-Misc./Diversified....................... 0.2
               Medical Instruments.......................... 0.2
               Electronic Parts Distribution................ 0.2
               Finance-Investment Banker/Broker............. 0.2
               Advertising Services......................... 0.2
               Chemicals-Diversified........................ 0.2
               Real Estate Management/Services.............. 0.2
               Office Furnishings-Original.................. 0.2
               Consumer Products-Misc....................... 0.2
               Aerospace/Defense............................ 0.2
               Computers-Other.............................. 0.2
               Engineering/R&D Services..................... 0.2
               Coal......................................... 0.2
               Racetracks................................... 0.2
               Rubber/Plastic Products...................... 0.1
               Transport-Services........................... 0.1
               Semiconductor Components-Integrated Circuits. 0.1
               Recreational Centers......................... 0.1
               Diagnostic Equipment......................... 0.1
               Transport-Truck.............................. 0.1
               Machinery-Pumps.............................. 0.1
               Miscellaneous Manufacturing.................. 0.1
               Apparel Manufacturers........................ 0.1
               Non-Hazardous Waste Disposal................. 0.1
               Retail-Building Products..................... 0.1

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO PROFILE -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

INDUSTRY ALLOCATION* (CONTINUED)

                  Data Processing/Management............. 0.1%
                  Steel-Producers........................ 0.1
                  Resorts/Theme Parks.................... 0.1
                  Telecom Services....................... 0.1
                  Finance-Mortgage Loan/Banker........... 0.1
                  Publishing-Newspapers.................. 0.1
                  Firearms & Ammunition.................. 0.1
                  Oil Field Machinery & Equipment........ 0.1
                  Power Converter/Supply Equipment....... 0.1
                  Retail-Pawn Shops...................... 0.1
                  Diagnostic Kits........................ 0.1
                  Satellite Telecom...................... 0.1
                  Retail-Home Furnishings................ 0.1
                  Casino Services........................ 0.1
                  Medical-Generic Drugs.................. 0.1
                  Building Products-Doors & Windows...... 0.1
                  Athletic Equipment..................... 0.1
                  Machine Tools & Related Products....... 0.1
                  Web Hosting/Design..................... 0.1
                  Health Care Cost Containment........... 0.1
                  Transport-Equipment & Leasing.......... 0.1
                  Transactional Software................. 0.1
                  Security Services...................... 0.1
                  Finance-Other Services................. 0.1
                  Cosmetics & Toiletries................. 0.1
                  Medical-Hospitals...................... 0.1
                  Wire & Cable Products.................. 0.1
                  Building Products-Air & Heating........ 0.1
                  Electric Products-Misc................. 0.1
                  Environmental Consulting & Engineering. 0.1
                  Veterinary Diagnostics................. 0.1
                  Pastoral & Agricultural................ 0.1
                  Medical-Nursing Homes.................. 0.1
                  Cable/Satellite TV..................... 0.1
                  Printing-Commercial.................... 0.1
                  Internet Connectivity Services......... 0.1
                  Building Products-Wood................. 0.1
                  Medical-HMO............................ 0.1
                  Real Estate Operations & Development... 0.1
                  Healthcare Safety Devices.............. 0.1
                  Internet Content-Entertainment......... 0.1
                  Cellular Telecom....................... 0.1
                  Poultry................................ 0.1
                  Building-Maintenance & Services........ 0.1
                  Batteries/Battery Systems.............. 0.1
                  Banks-Super Regional................... 0.1
                  Metal-Iron............................. 0.1
                  Appliances............................. 0.1
                  Golf................................... 0.1
                  Brewery................................ 0.1
                  Private Equity......................... 0.1
                  Auto Repair Centers.................... 0.1
                  Identification Systems................. 0.1
                  Gambling (Non-Hotel)................... 0.1
                  Telephone-Integrated................... 0.1
                  Casino Hotels.......................... 0.1
                  Banks-Mortgage......................... 0.1
                  Electric-Generation.................... 0.1
                  Transport-Air Freight.................. 0.1
                  Electronic Security Devices............ 0.1
                  Lasers-System/Components............... 0.1

                      Multimedia...................  0.1%
                      Chemicals-Plastics...........  0.1
                      Linen Supply & Related Items.  0.1
                      Publishing-Periodicals.......  0.1
                      Machinery-Electrical.........  0.1
                      Retail-Bedding...............  0.1
                      Home Furnishings.............  0.1
                                                    ----
                                                    98.8%
                                                    ====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED)

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
       -----------------------------------------------------------------
       COMMON STOCKS -- 97.7%
       ADVANCED MATERIALS -- 0.0%
         Haynes International, Inc......................   144  $  4,653
                                                                --------
       ADVERTISING AGENCIES -- 0.0%
         MDC Partners, Inc., Class A+...................   648     1,361
         Telaria, Inc.+.................................   503     3,626
                                                                --------
                                                                   4,987
                                                                --------
       ADVERTISING SALES -- 0.0%
         Boston Omaha Corp., Class A+...................    59     1,390
         Clear Channel Outdoor Holdings, Inc., Class A+.   442     2,161
                                                                --------
                                                                   3,551
                                                                --------
       ADVERTISING SERVICES -- 0.2%
         Fluent, Inc.+..................................   378     2,657
         National CineMedia, Inc........................   896     6,254
         Trade Desk, Inc., Class A+.....................   387    85,713
                                                                --------
                                                                  94,624
                                                                --------
       AEROSPACE/DEFENSE -- 0.2%
         AeroVironment, Inc.+...........................   246    16,866
         Kratos Defense & Security Solutions, Inc.+..... 1,023    16,245
         MSA Safety, Inc................................   396    43,524
         National Presto Industries, Inc................    58     6,177
         Wesco Aircraft Holdings, Inc.+.................   629     5,309
                                                                --------
                                                                  88,121
                                                                --------
       AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
         AAR Corp.......................................   382    12,900
         Aerojet Rocketdyne Holdings, Inc.+.............   841    28,476
         Astronics Corp.+...............................   248     8,268
         Barnes Group, Inc..............................   555    30,869
         Ducommun, Inc.+................................   123     4,992
         Kaman Corp.....................................   321    19,873
         Moog, Inc., Class A............................   373    34,928
         Triumph Group, Inc.............................   566    13,431
                                                                --------
                                                                 153,737
                                                                --------
       AGRICULTURAL BIOTECH -- 0.0%
         Calyxt, Inc.+..................................    69     1,101
                                                                --------
       AGRICULTURAL CHEMICALS -- 0.0%
         Intrepid Potash, Inc.+......................... 1,109     4,126
         Marrone Bio Innovations, Inc.+.................   633     1,019
                                                                --------
                                                                   5,145
                                                                --------
       AGRICULTURAL OPERATIONS -- 0.0%
         Alico, Inc.....................................    35       972
         Andersons, Inc.................................   316    10,333
         Cadiz, Inc.+...................................   262     2,683
         Limoneira Co...................................   173     3,952
         Tejon Ranch Co.+...............................   244     4,209
                                                                --------
                                                                  22,149
                                                                --------
       AIRLINES -- 0.2%
         Allegiant Travel Co............................   150    22,032
         Hawaiian Holdings, Inc.........................   570    16,080
         Mesa Air Group, Inc.+..........................   134     1,225
         SkyWest, Inc...................................   592    36,461
         Spirit Airlines, Inc.+.........................   797    43,341
                                                                --------
                                                                 119,139
                                                                --------

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
        ----------------------------------------------------------------
        APPAREL MANUFACTURERS -- 0.1%
          Deckers Outdoor Corp.+........................    339 $ 53,633
          Oxford Industries, Inc........................    194   16,114
          Superior Group of Cos., Inc...................    105    1,758
                                                                --------
                                                                  71,505
                                                                --------
        APPLIANCES -- 0.1%
          Hamilton Beach Brands Holding Co., Class A....     75    1,357
          iRobot Corp.+.................................    313   32,408
                                                                --------
                                                                  33,765
                                                                --------
        APPLICATIONS SOFTWARE -- 0.9%
          Appfolio, Inc., Class A+......................    181   17,577
          Brightcove, Inc.+.............................    419    4,202
          Ebix, Inc.....................................    279   14,084
          Five9, Inc.+..................................    666   35,345
          HubSpot, Inc.+................................    430   79,331
          Immersion Corp.+..............................    301    2,844
          Park City Group, Inc.+........................    155    1,198
          PDF Solutions, Inc.+..........................    321    4,167
          Telenav, Inc.+................................    366    2,280
          Upland Software, Inc.+........................  7,941  369,177
                                                                --------
                                                                 530,205
                                                                --------
        ATHLETIC EQUIPMENT -- 0.1%
          Clarus Corp...................................    243    3,261
          Fox Factory Holding Corp.+....................    419   32,514
          Nautilus, Inc.+...............................    340    1,819
          Vista Outdoor, Inc.+..........................    663    5,722
          YETI Holdings, Inc.+..........................    198    7,065
                                                                --------
                                                                  50,381
                                                                --------
        AUCTION HOUSES/ART DEALERS -- 0.0%
          Sotheby's+....................................    387   16,324
                                                                --------
        AUDIO/VIDEO PRODUCTS -- 0.0%
          Daktronics, Inc...............................    417    3,161
          Sonos, Inc.+..................................    186    2,031
          Universal Electronics, Inc.+..................    156    5,936
                                                                --------
                                                                  11,128
                                                                --------
        AUTO REPAIR CENTERS -- 0.1%
          Monro, Inc....................................    370   31,017
                                                                --------
        AUTO-HEAVY DUTY TRUCKS -- 0.8%
          Blue Bird Corp.+.............................. 23,354  404,258
          Navistar International Corp.+.................    571   19,494
          REV Group, Inc................................    340    4,314
                                                                --------
                                                                 428,066
                                                                --------
        AUTO-TRUCK TRAILERS -- 0.0%
          Wabash National Corp..........................    633    9,546
                                                                --------
        AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.4%
          Altra Industrial Motion Corp..................    697   26,131
          American Axle & Manufacturing Holdings, Inc.+.  1,294   19,086
          Cooper-Standard Holdings, Inc.+...............    206   10,438
          Dana, Inc.....................................  1,698   33,111
          Dorman Products, Inc.+........................    312   27,353
          Gentherm, Inc.+...............................    405   17,156
          Meritor, Inc.+................................    928   22,513
          Methode Electronics, Inc......................    418   12,335
          Miller Industries, Inc........................    128    4,234

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
           ----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
             Modine Manufacturing Co.+...............    575 $  8,504
             Spartan Motors, Inc.....................    396    3,683
             Superior Industries International, Inc..    285    1,411
             Tenneco, Inc., Class A..................    591   12,955
             Titan International, Inc................    583    4,040
             Tower International, Inc................    230    5,368
                                                             --------
                                                              208,318
                                                             --------
           AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 1.3%
             Commercial Vehicle Group, Inc.+......... 36,333  324,090
             Douglas Dynamics, Inc................... 10,141  382,924
             Motorcar Parts of America, Inc.+........    218    4,504
             Standard Motor Products, Inc............    247   12,343
                                                             --------
                                                              723,861
                                                             --------
           B2B/E-COMMERCE -- 0.0%
             ePlus, Inc.+............................    155   14,615
                                                             --------
           BANKS-COMMERCIAL -- 6.0%
             1st Constitution Bancorp................     88    1,653
             1st Source Corp.........................    182    8,523
             ACNB Corp...............................     79    2,992
             Allegiance Bancshares, Inc.+............    137    4,736
             Amalgamated Bank, Class A...............    137    2,322
             American National Bankshares, Inc.......    123    4,652
             Ameris Bancorp..........................    492   17,938
             Ames National Corp......................    100    2,825
             Arrow Financial Corp....................    142    4,778
             Atlantic Capital Bancshares, Inc.+......    288    5,023
             Auburn National Bancorporation, Inc.....     27      966
             BancFirst Corp..........................    209   11,788
             Bancorp, Inc.+..........................    585    5,973
             BancorpSouth Bank.......................  1,094   33,345
             Bank of Commerce Holdings...............    180    1,948
             Bank of Marin Bancorp...................    158    6,691
             Bank of N.T. Butterfield & Son, Ltd.....    649   25,973
             Bank of Princeton.......................     67    2,017
             Bank7 Corp.+............................     40      693
             Bankwell Financial Group, Inc...........     72    2,195
             Banner Corp.............................    372   19,723
             Bar Harbor Bankshares...................    177    4,652
             Baycom Corp.+...........................    119    2,743
             BCB Bancorp, Inc........................    159    2,102
             Bridge Bancorp, Inc.....................    193    5,981
             Bridgewater Bancshares, Inc.+...........    269    2,876
             Bryn Mawr Bank Corp.....................  9,341  355,799
             Business First Bancshares, Inc..........    124    3,156
             Byline Bancorp, Inc.+...................    189    3,784
             C&F Financial Corp......................     38    1,843
             Cadence BanCorp.........................  1,397   31,782
             Cambridge Bancorp.......................     43    3,606
             Camden National Corp....................    179    7,872
             Capital Bancorp, Inc.+..................     75      853
             Capital City Bank Group, Inc............    133    3,051
             Capstar Financial Holdings, Inc.........     95    1,472
             Carolina Financial Corp.................    244    8,806
             Cathay General Bancorp..................    898   33,037
             CB Financial Services, Inc..............     54    1,282
             CenterState Bank Corp...................  1,405   34,675

                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
         -------------------------------------------------------------
         BANKS-COMMERCIAL (CONTINUED)
           Central Pacific Financial Corp.............   329  $ 9,873
           Central Valley Community Bancorp...........   134    2,742
           Century Bancorp, Inc., Class A.............    33    3,025
           Chemical Financial Corp....................   828   36,374
           Chemung Financial Corp.....................    39    1,848
           Citizens & Northern Corp...................   138    3,912
           City Holding Co............................   184   14,606
           Civista Bancshares, Inc....................   163    3,586
           CNB Financial Corp.........................   169    4,813
           Coastal Financial Corp.+...................    83    1,324
           Codorus Valley Bancorp, Inc................   106    2,243
           Columbia Banking System, Inc...............   849   31,871
           Community Bank System, Inc.................   583   38,746
           Community Financial Corp...................    56    1,715
           Community Trust Bancorp, Inc...............   180    7,605
           ConnectOne Bancorp, Inc....................   351    7,662
           County Bancorp, Inc........................    59    1,058
           Customers Bancorp, Inc.+...................   335    7,588
           CVB Financial Corp......................... 1,299   28,188
           Eagle Bancorp, Inc.+.......................   370   20,446
           Enterprise Bancorp, Inc....................   112    3,554
           Enterprise Financial Services Corp.........   261   11,103
           Equity Bancshares, Inc., Class A+..........   155    4,070
           Esquire Financial Holdings, Inc.+..........    70    1,760
           Evans Bancorp, Inc.........................    54    1,984
           Farmers & Merchants Bancorp, Inc...........   104    3,301
           Farmers National Banc Corp.................   294    4,231
           FB Financial Corp..........................   190    6,981
           Fidelity D&D Bancorp, Inc..................    32    1,920
           Fidelity Southern Corp.....................   254    7,394
           Financial Institutions, Inc................   178    4,895
           First Bancorp, Inc./Maine..................   118    3,164
           First Bancorp, Inc./North Carolina.........   340   12,889
           First BanCorp./Puerto Rico................. 2,482   28,047
           First Bancshares, Inc......................   144    4,447
           First Bank.................................   189    2,156
           First Busey Corp...........................   508   13,127
           First Business Financial Services, Inc.....    96    2,211
           First Choice Bancorp.......................   104    2,211
           First Commonwealth Financial Corp.......... 1,138   15,488
           First Community Bankshares, Inc............   181    6,292
           First Community Corp.......................    83    1,560
           First Financial Bancorp.................... 1,109   27,836
           First Financial Bankshares, Inc............   755   46,448
           First Financial Corp.......................   138    5,681
           First Foundation, Inc......................   442    6,281
           First Guaranty Bancshares, Inc.............    56    1,201
           First Internet Bancorp.....................   113    2,474
           First Interstate BancSystem, Inc., Class A.   382   16,143
           First Merchants Corp.......................   574   21,049
           First Mid-Illinois Bancshares, Inc.........   147    5,070
           First Midwest Bancorp, Inc................. 1,228   26,365
           First Northwest Bancorp....................   107    1,742
           First of Long Island Corp..................   285    6,632
           First United Corp..........................    79    1,495
           Franklin Financial Network, Inc............   150    4,147
           Fulton Financial Corp...................... 1,938   33,430
           FVCBankcorp, Inc.+.........................    23      377
           German American Bancorp, Inc...............   265    7,910

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
            -------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            BANKS-COMMERCIAL (CONTINUED)
              Glacier Bancorp, Inc.................   986  $ 41,994
              Great Southern Bancorp, Inc..........   128     7,418
              Great Western Bancorp, Inc...........   665    23,388
              Guaranty Bancshares, Inc.............    88     2,470
              Hancock Whitney Corp.................   988    43,215
              Hanmi Financial Corp.................   353     8,373
              HarborOne Bancorp, Inc.+.............   169     3,164
              Heartland Financial USA, Inc.........   341    15,311
              Heritage Commerce Corp...............   464     5,809
              Heritage Financial Corp..............   424    12,834
              Hilltop Holdings, Inc................   827    17,392
              Home BancShares, Inc................. 1,822    34,964
              HomeStreet, Inc.+....................   289     8,132
              Hope Bancorp, Inc.................... 1,409    19,810
              Horizon Bancorp......................   430     6,996
              Howard Bancorp, Inc.+................   152     2,285
              IBERIABANK Corp......................   645    51,277
              Independent Bank Corp./Massachusetts.   383    30,728
              Independent Bank Corp./Michigan......   249     5,361
              International Bancshares Corp........   642    26,624
              Investar Holding Corp................   103     2,398
              Kearny Financial Corp................ 1,025    14,350
              Lakeland Bancorp, Inc................   523     8,661
              Lakeland Financial Corp..............   283    13,513
              LCNB Corp............................   104     1,768
              LegacyTexas Financial Group, Inc.....   552    22,124
              Level One Bancorp, Inc...............    60     1,486
              Live Oak Bancshares, Inc.............   295     5,154
              Luther Burbank Corp..................   237     2,496
              Macatawa Bank Corp...................   302     3,117
              MBT Financial Corp...................   209     2,098
              Mercantile Bank Corp.................   188     6,354
              Merchants Bancorp....................   187     4,522
              Metropolitan Bank Holding Corp.+.....    76     3,033
              Mid Penn Bancorp, Inc................    55     1,341
              Middlefield Banc Corp................    35     1,419
              Midland States Bancorp, Inc..........   245     6,571
              MidSouth Bancorp, Inc................   174     2,065
              MidWestOne Financial Group, Inc......   130     3,663
              MVB Financial Corp...................    99     1,642
              National Bankshares, Inc.............    78     3,299
              NBT Bancorp, Inc.....................   495    18,820
              Nicolet Bankshares, Inc.+............    91     5,556
              Northeast Bancorp....................    88     1,929
              Northrim BanCorp, Inc................    79     2,804
              Norwood Financial Corp...............    67     2,156
              Oak Valley Bancorp...................    80     1,534
              OFG Bancorp..........................   503    10,151
              Ohio Valley Banc Corp................    48     1,804
              Old Line Bancshares, Inc.............   182     4,550
              Old National Bancorp................. 1,755    29,975
              Old Second Bancorp, Inc..............   337     4,465
              OP Bancorp...........................   147     1,385
              Opus Bank............................   229     5,008
              Origin Bancorp, Inc..................   203     7,072
              Orrstown Financial Services, Inc.....    86     1,784
              Pacific City Financial Corp.......... 9,840   180,269
              Pacific Mercantile Bancorp+..........   180     1,409

                                                                VALUE
                    SECURITY DESCRIPTION               SHARES  (NOTE 3)
        ----------------------------------------------------------------
        BANKS-COMMERCIAL (CONTINUED)
          Park National Corp..........................    159 $   15,531
          PCSB Financial Corp.........................    189      3,600
          Peapack Gladstone Financial Corp............    217      6,278
          Penns Woods Bancorp, Inc....................     53      2,314
          People's Utah Bancorp.......................    179      5,093
          Peoples Bancorp of North Carolina, Inc......     54      1,510
          Peoples Bancorp, Inc........................    205      6,699
          Peoples Financial Services Corp.............     80      3,480
          Preferred Bank..............................  6,689    329,032
          Premier Financial Bancorp, Inc..............    138      2,288
          Provident Bancorp, Inc.+....................     50      1,225
          QCR Holdings, Inc...........................    152      5,200
          RBB Bancorp.................................    161      3,117
          Reliant Bancorp, Inc........................    117      2,679
          Renasant Corp...............................    560     20,306
          Republic Bancorp, Inc., Class A.............    112      5,293
          Republic First Bancorp, Inc.+...............    511      2,616
          S&T Bancorp, Inc............................    400     16,032
          Sandy Spring Bancorp, Inc...................    402     14,026
          SB One Bancorp..............................     83      1,971
          Seacoast Banking Corp. of Florida+..........    534     15,144
          Select Bancorp, Inc.+.......................    180      2,210
          ServisFirst Bancshares, Inc.................    540     18,328
          Shore Bancshares, Inc.......................    146      2,311
          Sierra Bancorp..............................    164      4,339
          Simmons First National Corp., Class A.......  1,051     26,685
          SmartFinancial, Inc.+.......................    132      2,744
          South State Corp............................    413     31,248
          Southern First Bancshares, Inc.+............     81      2,982
          Southern National Bancorp of Virginia, Inc..    227      3,387
          Southside Bancshares, Inc...................    371     13,033
          Spirit of Texas Bancshares, Inc.+...........    117      2,629
          Sterling Bancorp, Inc.......................    254      2,487
          Stock Yards Bancorp, Inc....................    250      8,587
          Summit Financial Group, Inc.................    130      3,386
          Tompkins Financial Corp.....................    171     13,795
          Towne Bank..................................    765     19,951
          TriCo Bancshares............................    296     11,813
          TriState Capital Holdings, Inc.+............    285      6,629
          Triumph Bancorp, Inc.+......................    286      8,869
          TrustCo Bank Corp...........................  1,087      8,696
          Trustmark Corp..............................    760     27,330
          UMB Financial Corp..........................    526     36,746
          Union Bankshares Corp.......................    894     32,631
          United Bankshares, Inc......................  1,144     44,891
          United Community Banks, Inc.................    911     25,581
          United Security Bancshares..................    152      1,596
          Unity Bancorp, Inc..........................     90      1,944
          Univest Corp. of Pennsylvania...............    335      8,449
          Valley National Bancorp.....................  3,748     39,279
          Veritex Holdings, Inc....................... 16,950    449,344
          Washington Trust Bancorp, Inc...............    175      9,067
          WesBanco, Inc...............................    607     24,474
          West Bancorporation, Inc....................    184      3,858
          Westamerica Bancorporation..................    299     19,202
          Western New England Bancorp, Inc............    296      2,859
                                                              ----------
                                                               3,406,501
                                                              ----------
        BANKS-FIDUCIARY -- 0.0%
          Parke Bancorp, Inc..........................     80      1,830

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            BANKS-FIDUCIARY (CONTINUED)
              Union Bankshares, Inc.................     45 $  1,778
                                                            --------
                                                               3,608
                                                            --------
            BANKS-MORTGAGE -- 0.1%
              Flagstar Bancorp, Inc.................    343   12,262
              Walker & Dunlop, Inc..................    321   17,639
                                                            --------
                                                              29,901
                                                            --------
            BANKS-SUPER REGIONAL -- 0.1%
              Independent Bank Group, Inc...........    379   21,603
              National Bank Holdings Corp., Class A.    334   12,772
                                                            --------
                                                              34,375
                                                            --------
            BATTERIES/BATTERY SYSTEMS -- 0.1%
              EnerSys...............................    502   34,733
                                                            --------
            BEVERAGES-NON-ALCOHOLIC -- 0.8%
              Celsius Holdings, Inc.+...............    265    1,097
              Coca-Cola Consolidated, Inc...........     55   17,876
              National Beverage Corp................    137    7,672
              Primo Water Corp.+.................... 25,253  397,735
                                                            --------
                                                             424,380
                                                            --------
            BEVERAGES-WINE/SPIRITS -- 0.0%
              MGP Ingredients, Inc..................    154   13,532
                                                            --------
            BREWERY -- 0.1%
              Boston Beer Co., Inc., Class A+.......     96   29,761
              Craft Brew Alliance, Inc.+............    148    2,088
                                                            --------
                                                              31,849
                                                            --------
            BROADCAST SERVICES/PROGRAM -- 0.0%
              Hemisphere Media Group, Inc.+.........    210    3,068
              MSG Networks, Inc., Class A+..........    687   15,822
                                                            --------
                                                              18,890
                                                            --------
            BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.4%
              American Woodmark Corp.+..............    162   14,569
              Armstrong Flooring, Inc.+.............    247    3,579
              Builders FirstSource, Inc.+...........  1,312   18,079
              Caesarstone, Ltd......................    266    4,025
              Forterra, Inc.+.......................    219    1,016
              Gibraltar Industries, Inc.+...........    371   14,718
              Louisiana-Pacific Corp................  1,649   41,308
              NCI Building Systems, Inc.+...........    495    2,831
              Patrick Industries, Inc.+.............    268   13,365
              PGT Innovations, Inc.+................    658    9,646
              Simpson Manufacturing Co., Inc........    481   30,630
              Summit Materials, Inc., Class A+......  1,302   22,811
              Trex Co., Inc.+.......................    686   47,519
                                                            --------
                                                             224,096
                                                            --------
            BUILDING & CONSTRUCTION-MISC. -- 0.7%
              Comfort Systems USA, Inc..............    425   22,992
              EMCOR Group, Inc......................    665   55,953
              IES Holdings, Inc.+...................     97    1,698
              MYR Group, Inc.+......................    187    6,760
              NV5 Global, Inc.+.....................  3,984  252,347
              TopBuild Corp.+.......................    412   29,347
              Willscot Corp.+.......................    448    6,035
                                                            --------
                                                             375,132
                                                            --------

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            BUILDING PRODUCTS-AIR & HEATING -- 0.1%
              AAON, Inc.............................   479  $ 24,051
              SPX Corp.+............................   500    18,250
                                                            --------
                                                              42,301
                                                            --------
            BUILDING PRODUCTS-CEMENT -- 0.0%
              Continental Building Products, Inc.+..   432    11,081
              US Concrete, Inc.+....................   187     8,813
                                                            --------
                                                              19,894
                                                            --------
            BUILDING PRODUCTS-DOORS & WINDOWS -- 0.1%
              Apogee Enterprises, Inc...............   310    12,493
              Griffon Corp..........................   411     8,064
              JELD-WEN Holding, Inc.+...............   789    15,582
              Masonite International Corp.+.........   306    15,756
                                                            --------
                                                              51,895
                                                            --------
            BUILDING PRODUCTS-WOOD -- 0.1%
              Boise Cascade Co......................   451    12,488
              Universal Forest Products, Inc........   696    25,717
                                                            --------
                                                              38,205
                                                            --------
            BUILDING-HEAVY CONSTRUCTION -- 0.2%
              Aegion Corp.+.........................   372     7,407
              Dycom Industries, Inc.+...............   351    17,406
              Granite Construction, Inc.............   510    22,894
              Great Lakes Dredge & Dock Corp.+......   663     6,782
              MasTec, Inc.+.........................   736    37,278
              Orion Group Holdings, Inc.+...........   327       847
              Primoris Services Corp................   485    10,631
              Sterling Construction Co., Inc.+......   310     4,204
              Tutor Perini Corp.+...................   435     8,687
                                                            --------
                                                             116,136
                                                            --------
            BUILDING-MAINTENANCE & SERVICES -- 0.1%
              ABM Industries, Inc...................   768    29,161
              Brightview Holdings, Inc.+............   348     5,582
                                                            --------
                                                              34,743
                                                            --------
            BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.8%
              Cavco Industries, Inc.+............... 3,438   428,959
              LCI Industries........................   284    24,950
              Skyline Champion Corp.................   388     8,191
              Winnebago Industries, Inc.............   363    12,839
                                                            --------
                                                             474,939
                                                            --------
            BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
              Beazer Homes USA, Inc.+...............   349     4,638
              Century Communities, Inc.+............   304     7,731
              Green Brick Partners, Inc.+...........   285     2,548
              Hovnanian Enterprises, Inc., Class A+.    56       852
              Installed Building Products, Inc.+....   252    12,104
              KB Home...............................   998    25,858
              LGI Homes, Inc.+......................   215    14,902
              M/I Homes, Inc.+......................   314     8,845
              MDC Holdings, Inc.....................   568    17,358
              Meritage Homes Corp.+.................   442    22,608
              New Home Co., Inc.+...................   146       673
              Taylor Morrison Home Corp., Class A+.. 1,340    25,943
              TRI Pointe Group, Inc.+............... 1,645    21,467
              William Lyon Homes, Class A+..........   371     6,255
                                                            --------
                                                             171,782
                                                            --------

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            CABLE/SATELLITE TV -- 0.1%
              Liberty Latin America, Ltd., Class A+.   504  $10,549
              Liberty Latin America, Ltd., Class C+. 1,320   27,509
              WideOpenWest, Inc.+...................   344    2,748
                                                            -------
                                                             40,806
                                                            -------
            CAPACITORS -- 0.0%
              KEMET Corp............................   655   11,705
                                                            -------
            CASINO HOTELS -- 0.1%
              Boyd Gaming Corp......................   956   27,514
              Century Casinos, Inc.+................   314    2,857
                                                            -------
                                                             30,371
                                                            -------
            CASINO SERVICES -- 0.1%
              Eldorado Resorts, Inc.+...............   765   37,768
              Scientific Games Corp.+...............   645   14,919
                                                            -------
                                                             52,687
                                                            -------
            CELLULAR TELECOM -- 0.1%
              8x8, Inc.+............................ 1,091   26,097
              ATN International, Inc................   121    7,387
              NII Holdings, Inc.+................... 1,031    2,021
                                                            -------
                                                             35,505
                                                            -------
            CHEMICALS-DIVERSIFIED -- 0.2%
              Aceto Corp............................     1        0
              AdvanSix, Inc.+.......................   348   10,520
              Codexis, Inc.+........................   600   11,820
              Innophos Holdings, Inc................   226    7,275
              Innospec, Inc.........................   281   23,834
              Koppers Holdings, Inc.+...............   232    6,204
              Quaker Chemical Corp..................   152   34,021
                                                            -------
                                                             93,674
                                                            -------
            CHEMICALS-FIBERS -- 0.0%
              Rayonier Advanced Materials, Inc......   588    8,726
                                                            -------
            CHEMICALS-OTHER -- 0.0%
              American Vanguard Corp................   338    5,320
                                                            -------
            CHEMICALS-PLASTICS -- 0.1%
              A. Schulman, Inc. CVR+(1).............   318       95
              Landec Corp.+.........................   284    2,985
              PolyOne Corp..........................   927   25,622
                                                            -------
                                                             28,702
                                                            -------
            CHEMICALS-SPECIALTY -- 0.6%
              AgroFresh Solutions, Inc.+............   366    1,168
              Amyris, Inc.+.........................   383    1,716
              Balchem Corp..........................   372   37,762
              Ferro Corp.+..........................   966   17,262
              GCP Applied Technologies, Inc.+.......   835   24,040
              H.B. Fuller Co........................   588   28,794
              Hawkins, Inc..........................   112    4,134
              Ingevity Corp.+.......................   492   56,585
              Kraton Corp.+.........................   360   11,815
              Minerals Technologies, Inc............   411   25,799
              Oil-Dri Corp. of America..............    59    1,877
              OMNOVA Solutions, Inc.+...............   508    3,759
              PQ Group Holdings, Inc.+..............   425    6,719
              Rogers Corp.+.........................   213   35,682

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
            -------------------------------------------------------
            CHEMICALS-SPECIALTY (CONTINUED)
              Sensient Technologies Corp...........    494 $ 34,639
              Stepan Co............................    235   21,747
              Tronox Holdings PLC, Class A.........  1,087   15,370
              Valhi, Inc...........................    293      735
                                                           --------
                                                            329,603
                                                           --------
            CIRCUIT BOARDS -- 0.0%
              Park Electrochemical Corp............    223    3,668
              TTM Technologies, Inc.+..............  1,089   14,419
                                                           --------
                                                             18,087
                                                           --------
            COAL -- 0.2%
              Advanced Emissions Solutions, Inc....    215    2,429
              Arch Coal, Inc., Class A.............    203   19,687
              CONSOL Energy, Inc.+.................    319   10,814
              Hallador Energy Co...................    193      996
              NACCO Industries, Inc., Class A......     44    1,799
              Peabody Energy Corp..................    910   26,181
              Ramaco Resources, Inc.+..............     69      464
              SunCoke Energy, Inc.+................    754    6,492
              Warrior Met Coal, Inc................    501   15,531
                                                           --------
                                                             84,393
                                                           --------
            COATINGS/PAINT -- 0.0%
              Kronos Worldwide, Inc................    263    3,577
                                                           --------
            COFFEE -- 0.0%
              Farmer Bros. Co.+....................    117    2,359
                                                           --------
            COMMERCIAL SERVICES -- 0.3%
              Acacia Research Corp.+...............    562    1,787
              Care.com, Inc.+......................    232    3,886
              Emerald Expositions Events, Inc......    288    4,046
              Forrester Research, Inc..............    121    6,154
              Healthcare Services Group, Inc.......    860   29,111
              HMS Holdings Corp.+..................    962   29,274
              LiveRamp Holdings, Inc.+.............    787   45,906
              Medifast, Inc........................    136   19,950
              National Research Corp...............    128    5,066
              PFSweb, Inc.+........................    176      813
              ServiceSource International, Inc.+...    915      970
              SP Plus Corp.+.......................    263    9,079
              Team, Inc.+..........................    344    5,813
              Weight Watchers International, Inc.+.    447    9,128
                                                           --------
                                                            170,983
                                                           --------
            COMMERCIAL SERVICES-FINANCE -- 0.8%
              Avalara, Inc.+.......................    321   18,897
              Cardtronics PLC, Class A+............    461   16,485
              Cass Information Systems, Inc........    167    8,238
              CBIZ, Inc.+..........................    599   11,567
              Everi Holdings, Inc.+................    771    7,934
              EVERTEC, Inc.........................    708   22,167
              Evo Payments, Inc., Class A+.........    287    8,527
              Green Dot Corp., Class A+............    561   35,775
              I3 Verticals, Inc., Class A+.........    106    2,559
              MoneyGram International, Inc.+.......    358    1,185
              PRGX Global, Inc.+................... 34,940  280,219
              Travelport Worldwide, Ltd............  1,457   22,846
                                                           --------
                                                            436,399
                                                           --------

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
          -----------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          COMMUNICATIONS SOFTWARE -- 0.0%
            Avaya Holdings Corp.+....................  1,216 $ 23,201
                                                             --------
          COMPUTER AIDED DESIGN -- 0.0%
            Altair Engineering, Inc., Class A+.......    290   11,438
                                                             --------
          COMPUTER DATA SECURITY -- 0.2%
            Carbon Black, Inc.+......................    446    6,128
            ForeScout Technologies, Inc.+............    357   15,008
            OneSpan, Inc.+...........................    366    6,786
            Qualys, Inc.+............................    396   35,743
            Rapid7, Inc.+............................    428   23,258
            Tenable Holdings, Inc.+..................    346   12,421
            Varonis Systems, Inc.+...................    328   23,337
                                                             --------
                                                              122,681
                                                             --------
          COMPUTER GRAPHICS -- 0.0%
            Monotype Imaging Holdings, Inc...........    474    8,172
                                                             --------
          COMPUTER SERVICES -- 1.6%
            CACI International, Inc., Class A+.......    285   55,558
            Carbonite, Inc.+......................... 15,284  374,917
            ExlService Holdings, Inc.+...............    388   23,047
            Insight Enterprises, Inc.+...............    408   23,085
            KeyW Holding Corp.+......................    565    6,407
            MAXIMUS, Inc.............................    742   54,648
            Perspecta, Inc...........................  1,651   38,105
            Presidio, Inc............................    473    7,104
            Rimini Street, Inc.+.....................    120      610
            Science Applications International Corp..    587   43,996
            Sykes Enterprises, Inc.+.................    459   12,737
            TTEC Holdings, Inc.......................    164    5,979
            Unisys Corp.+............................ 24,362  273,098
            Virtusa Corp.+...........................    330   18,332
                                                             --------
                                                              937,623
                                                             --------
          COMPUTER SOFTWARE -- 1.1%
            Avid Technology, Inc.+...................    319    2,424
            Box, Inc., Class A+......................  1,464   30,187
            Cision, Ltd.+............................    778    9,383
            Cloudera, Inc.+..........................  2,329   25,922
            Cornerstone OnDemand, Inc.+..............    631   34,484
            Envestnet, Inc.+.........................    519   36,844
            j2 Global, Inc...........................    544   47,665
            SecureWorks Corp., Class A+..............    100    1,942
            Simulations Plus, Inc.................... 18,083  407,410
            TiVo Corp................................  1,402   13,137
            Veritone, Inc.+..........................     99      613
            Yext, Inc.+..............................    989   21,669
                                                             --------
                                                              631,680
                                                             --------
          COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
            Agilysys, Inc.+..........................    180    3,443
            Cray, Inc.+..............................    469   12,316
            Cubic Corp...............................    363   20,611
            Diebold Nixdorf, Inc.+...................    886    8,940
            Maxwell Technologies, Inc.+..............    475    2,085
            Mercury Systems, Inc.+...................    546   39,869
            MTS Systems Corp.........................    207   11,381
            NetScout Systems, Inc.+..................    871   25,607
            PAR Technology Corp.+....................    132    3,130

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
            -------------------------------------------------------
            COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
              USA Technologies, Inc.+..............    662 $  3,754
                                                           --------
                                                            131,136
                                                           --------
            COMPUTERS-OTHER -- 0.2%
              3D Systems Corp.+....................  1,268   13,492
              Lumentum Holdings, Inc.+.............    883   54,719
              PlayAGS, Inc.+.......................    255    6,151
              Stratasys, Ltd.+.....................    588   13,671
                                                           --------
                                                             88,033
                                                           --------
            COMPUTERS-PERIPHERY EQUIPMENT -- 0.0%
              Electronics For Imaging, Inc.+.......    508   18,893
              Mitek Systems, Inc.+.................    389    4,629
                                                           --------
                                                             23,522
                                                           --------
            COMPUTERS-VOICE RECOGNITION -- 0.6%
              Vocera Communications, Inc.+......... 10,220  325,507
                                                           --------
            CONSULTING SERVICES -- 1.5%
              CRA International, Inc...............  8,981  467,730
              Franklin Covey Co.+..................    113    3,222
              FTI Consulting, Inc.+................    441   37,476
              GP Strategies Corp.+.................    144    1,833
              Hackett Group, Inc................... 20,104  308,596
              Huron Consulting Group, Inc.+........    257   12,421
              ICF International, Inc...............    210   16,353
              Information Services Group, Inc.+....    396    1,410
              Kelly Services, Inc., Class A........    363    8,080
              Navigant Consulting, Inc.............    491   11,210
              Vectrus, Inc.+.......................    129    5,231
                                                           --------
                                                            873,562
                                                           --------
            CONSUMER PRODUCTS-MISC. -- 0.2%
              Central Garden & Pet Co.+............    121    3,265
              Central Garden & Pet Co., Class A+...    478   11,701
              Helen of Troy, Ltd.+.................    299   43,056
              Quanex Building Products Corp........    387    6,471
              WD-40 Co.............................    158   26,583
                                                           --------
                                                             91,076
                                                           --------
            CONTAINERS-METAL/GLASS -- 0.0%
              Greif, Inc., Class A.................    297   11,738
              Greif, Inc., Class B.................     65    3,162
                                                           --------
                                                             14,900
                                                           --------
            CONTAINERS-PAPER/PLASTIC -- 0.0%
              Multi-Color Corp.....................    161    8,034
              UFP Technologies, Inc.+..............     77    2,803
                                                           --------
                                                             10,837
                                                           --------
            COSMETICS & TOILETRIES -- 0.1%
              e.l.f. Beauty, Inc.+.................    263    3,364
              Edgewell Personal Care Co.+..........    627   25,851
              Inter Parfums, Inc...................    202   14,643
              Revlon, Inc., Class A+...............     94    2,007
                                                           --------
                                                             45,865
                                                           --------
            CRUISE LINES -- 0.7%
              Lindblad Expeditions Holdings, Inc.+. 24,784  401,749
                                                           --------
            DATA PROCESSING/MANAGEMENT -- 0.1%
              Amber Road, Inc.+....................    277    2,504

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
          ------------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          DATA PROCESSING/MANAGEMENT (CONTINUED)
            Bottomline Technologies, Inc.+............    491 $ 24,830
            CommVault Systems, Inc.+..................    465   24,459
            CSG Systems International, Inc............    380   16,967
                                                              --------
                                                                68,760
                                                              --------
          DENTAL SUPPLIES & EQUIPMENT -- 0.0%
            Patterson Cos., Inc.......................    952   20,792
                                                              --------
          DIAGNOSTIC EQUIPMENT -- 0.1%
            Accelerate Diagnostics, Inc.+.............    303    5,909
            BioTelemetry, Inc.+.......................    383   20,835
            GenMark Diagnostics, Inc.+................    602    4,358
            OPKO Health, Inc.+........................  3,734    8,924
            Oxford Immunotec Global PLC+..............    300    4,869
            Quanterix Corp.+..........................     99    2,249
            Repligen Corp.+...........................    454   30,591
                                                              --------
                                                                77,735
                                                              --------
          DIAGNOSTIC KITS -- 0.1%
            Celcuity, Inc.+...........................     67    1,507
            Genomic Health, Inc.+.....................    243   15,632
            Meridian Bioscience, Inc..................    482    5,548
            OraSure Technologies, Inc.+...............    699    6,613
            Quidel Corp.+.............................    397   25,384
                                                              --------
                                                                54,684
                                                              --------
          DIALYSIS CENTERS -- 0.0%
            American Renal Associates Holdings, Inc.+.    152    1,046
                                                              --------
          DIRECT MARKETING -- 0.0%
            Quotient Technology, Inc.+................    926    8,603
                                                              --------
          DISPOSABLE MEDICAL PRODUCTS -- 0.9%
            BioLife Solutions, Inc.+.................. 25,440  425,866
            CONMED Corp...............................    293   23,449
            Merit Medical Systems, Inc.+..............    619   34,775
            Utah Medical Products, Inc................     40    3,376
                                                              --------
                                                               487,466
                                                              --------
          DISTRIBUTION/WHOLESALE -- 0.3%
            Anixter International, Inc.+..............    342   21,502
            BlueLinx Holdings, Inc.+..................    103    2,649
            Core-Mark Holding Co., Inc................    530   19,265
            EVI Industries, Inc.......................     44    1,606
            Fossil Group, Inc.+.......................    530    6,927
            G-III Apparel Group, Ltd.+................    505   21,791
            H&E Equipment Services, Inc...............    369   11,221
            Manitex International, Inc.+..............    169    1,291
            ScanSource, Inc.+.........................    292   10,994
            SiteOne Landscape Supply, Inc.+...........    471   31,698
            Systemax, Inc.............................    142    3,225
            Titan Machinery, Inc.+....................    219    3,767
            Triton International, Ltd.................    600   19,770
            Veritiv Corp.+............................    134    3,737
                                                              --------
                                                               159,443
                                                              --------
          DIVERSIFIED MANUFACTURING OPERATIONS -- 0.2%
            Actuant Corp., Class A....................    708   18,111
            Chase Corp................................     84    7,868
            EnPro Industries, Inc.....................    237   17,614
            Fabrinet+.................................    419   25,358

                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
          ------------------------------------------------------------
          DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
            Federal Signal Corp.......................    690 $ 19,851
            Harsco Corp.+.............................    934   21,146
            LSB Industries, Inc.+.....................    251    1,468
            Lydall, Inc.+.............................    196    4,824
            NL Industries, Inc.+......................     97      344
            Standex International Corp................    146    9,646
            Synalloy Corp.............................     97    1,712
            Tredegar Corp.............................    300    5,406
                                                              --------
                                                               133,348
                                                              --------
          DIVERSIFIED MINERALS -- 0.0%
            Covia Holdings Corp.+.....................    361    1,737
            Livent Corp.+.............................  1,735   18,703
            United States Lime & Minerals, Inc........     23    1,861
                                                              --------
                                                                22,301
                                                              --------
          DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.0%
            Viad Corp.................................    236   14,469
                                                              --------
          DRUG DELIVERY SYSTEMS -- 0.6%
            Antares Pharma, Inc.+.....................  1,676    4,508
            Assertio Therapeutics, Inc.+..............    683    2,848
            BioDelivery Sciences International, Inc.+. 69,053  333,526
            Heron Therapeutics, Inc.+.................    800   17,344
            Revance Therapeutics, Inc.+...............    444    5,879
            Senseonics Holdings, Inc.+................    989    2,304
                                                              --------
                                                               366,409
                                                              --------
          E-COMMERCE/PRODUCTS -- 0.2%
            1-800-flowers.com, Inc., Class A+.........    308    6,558
            Etsy, Inc.+...............................  1,387   93,678
            Lands' End, Inc.+.........................    122    2,136
            Overstock.com, Inc.+......................    268    3,532
                                                              --------
                                                               105,904
                                                              --------
          E-COMMERCE/SERVICES -- 0.3%
            Cargurus, Inc.+...........................    581   23,670
            Cars.com, Inc.+...........................    803   16,710
            ChannelAdvisor Corp.+.....................    301    3,537
            Groupon, Inc.+............................  5,176   18,219
            Leaf Group, Ltd.+.........................    194    1,628
            Liberty Expedia Holdings, Inc., Class A+..    633   29,384
            Shutterfly, Inc.+.........................    389   17,050
            Shutterstock, Inc.........................    218    8,818
            Stamps.com, Inc.+.........................    204   17,503
            Travelzoo, Inc.+..........................     54      949
            TrueCar, Inc.+............................  1,094    7,045
            Upwork, Inc.+.............................    146    2,919
                                                              --------
                                                               147,432
                                                              --------
          E-MARKETING/INFO -- 0.7%
            Cardlytics, Inc.+.........................     69    1,076
            Liquidity Services, Inc.+.................    314    2,132
            New Media Investment Group, Inc...........    692    7,398
            QuinStreet, Inc.+......................... 27,578  393,538
                                                              --------
                                                               404,144
                                                              --------
          E-SERVICES/CONSULTING -- 0.0%
            Perficient, Inc.+.........................    375   11,040
                                                              --------
          EDUCATIONAL SOFTWARE -- 0.0%
            Instructure, Inc.+........................    369   15,897
                                                              --------

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                           VALUE
                     SECURITY DESCRIPTION          SHARES (NOTE 3)
             -----------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRIC PRODUCTS-MISC. -- 0.1%
               Graham Corp........................    111 $  2,298
               nLight, Inc.+......................    264    6,898
               Novanta, Inc.+.....................    380   33,068
                                                          --------
                                                            42,264
                                                          --------
             ELECTRIC-DISTRIBUTION -- 0.0%
               Spark Energy, Inc., Class A........    134    1,267
               Unitil Corp........................    169    9,618
                                                          --------
                                                            10,885
                                                          --------
             ELECTRIC-GENERATION -- 0.1%
               Atlantic Power Corp.+..............  1,260    2,911
               Ormat Technologies, Inc............    462   26,962
                                                          --------
                                                            29,873
                                                          --------
             ELECTRIC-INTEGRATED -- 0.7%
               ALLETE, Inc........................    598   48,707
               Ameresco, Inc., Class A+...........    220    3,313
               Avista Corp........................    761   32,829
               Black Hills Corp...................    622   45,257
               El Paso Electric Co................    470   28,722
               IDACORP, Inc.......................    586   58,026
               MGE Energy, Inc....................    405   27,455
               NorthWestern Corp..................    587   41,002
               Otter Tail Corp....................    457   23,444
               PNM Resources, Inc.................    924   42,911
               Portland General Electric Co.......  1,039   54,350
                                                          --------
                                                           406,016
                                                          --------
             ELECTRONIC COMPONENTS-MISC. -- 0.7%
               Advanced Energy Industries, Inc.+..    445   25,703
               Applied Optoelectronics, Inc.+.....    220    2,754
               Atkore International Group, Inc.+..    453   11,216
               Bel Fuse, Inc., Class B............    115    2,726
               Benchmark Electronics, Inc.........    510   13,785
               Comtech Telecommunications Corp....    270    6,353
               IntriCon Corp.+....................     88    2,057
               Kimball Electronics, Inc.+.........    288    4,358
               Knowles Corp.+.....................  1,014   19,144
               NVE Corp...........................     55    5,270
               OSI Systems, Inc.+.................    195   17,575
               Plexus Corp.+......................    356   21,424
               Sanmina Corp.+.....................    787   26,695
               SMART Global Holdings, Inc.+.......    151    3,283
               Vishay Intertechnology, Inc........  1,539   30,488
               Vishay Precision Group, Inc.+......    120    4,544
               ZAGG, Inc.+........................ 27,418  225,924
                                                          --------
                                                           423,299
                                                          --------
             ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.2%
               Adesto Technologies Corp.+.........    287    1,828
               Alpha & Omega Semiconductor, Ltd.+.    230    2,852
               Amkor Technology, Inc.+............  1,188   10,763
               AVX Corp...........................    542    8,840
               AXT, Inc.+.........................    442    2,519
               CEVA, Inc.+........................    252    6,348
               Cree, Inc.+........................  1,201   79,374
               CTS Corp...........................    380   11,381
               Diodes, Inc.+......................    466   16,972

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
        ----------------------------------------------------------------
        ELECTRONIC COMPONENTS-SEMICONDUCTORS (CONTINUED)
          Impinj, Inc.+.................................    190 $  5,561
          Inphi Corp.+..................................    504   23,013
          Kopin Corp.+..................................    686      858
          Lattice Semiconductor Corp.+..................  1,359   17,599
          MACOM Technology Solutions Holdings, Inc.+....    532    7,389
          Photronics, Inc.+.............................    756    7,061
          Rambus, Inc.+.................................  1,238   14,188
          Rudolph Technologies, Inc.+................... 14,769  357,262
          Semtech Corp.+................................    756   40,726
          Silicon Laboratories, Inc.+...................    499   53,722
          Synaptics, Inc.+..............................    403   15,181
          Xperi Corp....................................    562   13,966
                                                                --------
                                                                 697,403
                                                                --------
        ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.6%
          Badger Meter, Inc.............................    332   18,419
          CyberOptics Corp.+............................ 14,996  266,029
          FARO Technologies, Inc.+......................    199   11,194
          Fitbit, Inc., Class A+........................  2,484   13,116
          Itron, Inc.+..................................    394   21,142
          Mesa Laboratories, Inc........................     39    9,231
          Stoneridge, Inc.+.............................    319   10,026
                                                                --------
                                                                 349,157
                                                                --------
        ELECTRONIC PARTS DISTRIBUTION -- 0.2%
          SYNNEX Corp...................................    483   52,106
          Tech Data Corp.+..............................    433   46,162
                                                                --------
                                                                  98,268
                                                                --------
        ELECTRONIC SECURITY DEVICES -- 0.1%
          Alarm.com Holdings, Inc.+.....................    363   25,729
          Napco Security Technologies, Inc.+............    136    3,370
                                                                --------
                                                                  29,099
                                                                --------
        ENERGY-ALTERNATE SOURCES -- 0.7%
          Clean Energy Fuels Corp.+.....................  1,593    5,002
          Enphase Energy, Inc.+.........................  1,004   10,080
          FuelCell Energy, Inc.+........................  1,148      301
          FutureFuel Corp...............................    300    4,407
          Green Plains, Inc.............................    457    7,938
          Pattern Energy Group, Inc., Class A...........    939   21,710
          Plug Power, Inc.+.............................  2,482    6,180
          Renewable Energy Group, Inc.+................. 12,154  293,155
          REX American Resources Corp.+.................     65    5,493
          Sunrun, Inc.+.................................  1,122   17,066
          TerraForm Power, Inc., Class A................    849   11,512
          TPI Composites, Inc.+.........................    171    5,292
          Vivint Solar, Inc.+...........................    460    2,489
                                                                --------
                                                                 390,625
                                                                --------
        ENGINEERING/R&D SERVICES -- 0.2%
          Argan, Inc....................................    170    8,130
          Exponent, Inc.................................    599   33,915
          Infrastructure and Energy Alternatives, Inc.+.    199      904
          Iteris, Inc.+.................................    295    1,280
          KBR, Inc......................................  1,638   36,396
          Mistras Group, Inc.+..........................    203    2,783
          VSE Corp......................................    101    3,088
                                                                --------
                                                                  86,496
                                                                --------

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                                     VALUE
                    SECURITY DESCRIPTION                    SHARES  (NOTE 3)
   -------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   ENGINES-INTERNAL COMBUSTION -- 0.0%
     Briggs & Stratton Corp................................    476 $    5,807
                                                                   ----------
   ENTERPRISE SOFTWARE/SERVICE -- 2.3%
     Alteryx, Inc., Class A+...............................    340     30,138
     American Software, Inc., Class A...................... 37,568    486,506
     Asure Software, Inc.+.................................    146      1,016
     Benefitfocus, Inc.+...................................    327     13,319
     Blackbaud, Inc........................................    560     44,402
     Blackline, Inc.+......................................    427     21,811
     Coupa Software, Inc.+.................................    648     66,958
     Daily Journal Corp.+..................................     13      2,899
     Domo, Inc., Class B+..................................    195      7,470
     Donnelley Financial Solutions, Inc.+..................    391      5,986
     eGain Corp.+.......................................... 29,497    294,675
     Everbridge, Inc.+.....................................    339     25,049
     Evolent Health, Inc., Class A+........................    791     10,718
     Exela Technologies, Inc.+.............................    550      1,810
     LivePerson, Inc.+.....................................    684     20,062
     Majesco+..............................................     76        593
     ManTech International Corp., Class A..................    307     19,031
     MicroStrategy, Inc., Class A+.........................    100     14,970
     MobileIron, Inc.+.....................................    864      5,124
     Model N, Inc.+........................................    300      5,562
     New Relic, Inc.+......................................    524     55,146
     Omnicell, Inc.+.......................................    450     36,162
     Progress Software Corp................................    519     23,672
     PROS Holdings, Inc.+..................................    368     18,856
     QAD, Inc., Class A....................................    121      5,671
     SailPoint Technologies Holding, Inc.+.................    811     22,919
     SPS Commerce, Inc.+...................................    199     20,644
     SVMK, Inc.+...........................................    205      3,669
     Verint Systems, Inc.+.................................    750     45,292
     Workiva, Inc.+........................................    337     17,908
                                                                   ----------
                                                                    1,328,038
                                                                   ----------
   ENTERTAINMENT SOFTWARE -- 0.0%
     Glu Mobile, Inc.+.....................................  1,309     14,320
                                                                   ----------
   ENVIRONMENTAL CONSULTING & ENGINEERING -- 0.1%
     Tetra Tech, Inc.......................................    644     41,680
                                                                   ----------
   FILTRATION/SEPARATION PRODUCTS -- 0.0%
     ESCO Technologies, Inc................................    296     22,200
                                                                   ----------
   FINANCE-COMMERCIAL -- 0.5%
     Hannon Armstrong Sustainable Infrastructure Capital,
      Inc..................................................    691     18,374
     Marlin Business Services Corp.........................    101      2,201
     NewStar Financial, Inc. CVR+(1).......................    360        194
     On Deck Capital, Inc.+................................ 43,939    239,907
                                                                   ----------
                                                                      260,676
                                                                   ----------
   FINANCE-CONSUMER LOANS -- 0.9%
     Curo Group Holdings Corp.+............................    136      1,812
     Elevate Credit, Inc.+.................................    239      1,071
     Encore Capital Group, Inc.+...........................    302      8,534
     Enova International, Inc.+............................ 16,381    449,331
     LendingClub Corp.+....................................  3,728     11,855
     Nelnet, Inc., Class A.................................    216     12,539
     Ocwen Financial Corp.+................................  1,364      2,305
     PRA Group, Inc.+......................................    518     14,566

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
         --------------------------------------------------------------
         FINANCE-CONSUMER LOANS (CONTINUED)
           Regional Management Corp.+..................    108 $  2,675
           World Acceptance Corp.+.....................     71    9,229
                                                               --------
                                                                513,917
                                                               --------
         FINANCE-CREDIT CARD -- 0.0%
           Meta Financial Group, Inc...................    324    8,346
                                                               --------
         FINANCE-INVESTMENT BANKER/BROKER -- 0.2%
           Cowen, Inc.+................................    322    5,393
           Diamond Hill Investment Group, Inc.+........     38    5,490
           GAIN Capital Holdings, Inc..................    314    1,655
           Greenhill & Co., Inc........................    205    4,245
           Houlihan Lokey, Inc.........................    393   19,383
           INTL. FCStone, Inc.+........................    180    7,301
           Ladenburg Thalmann Financial Services, Inc..  1,182    4,338
           Moelis & Co., Class A.......................    518   21,212
           Oppenheimer Holdings, Inc., Class A.........    112    2,940
           Piper Jaffray Cos...........................    166   13,380
           PJT Partners, Inc., Class A.................    231    9,961
           Siebert Financial Corp.+....................     86      900
                                                               --------
                                                                 96,198
                                                               --------
         FINANCE-LEASING COMPANIES -- 0.0%
           Aircastle, Ltd..............................    631   12,570
                                                               --------
         FINANCE-MORTGAGE LOAN/BANKER -- 0.1%
           CBTX, Inc...................................    208    6,594
           Federal Agricultural Mtg. Corp., Class C....    104    7,954
           Impac Mtg. Holdings, Inc.+..................    114      392
           LendingTree, Inc.+..........................     92   35,403
           Mr. Cooper Group, Inc.+.....................    864    7,430
           PennyMac Financial Services, Inc............    230    5,129
                                                               --------
                                                                 62,902
                                                               --------
         FINANCE-OTHER SERVICES -- 0.1%
           Deluxe Corp.................................    537   24,015
           WageWorks, Inc.+............................    461   22,492
                                                               --------
                                                                 46,507
                                                               --------
         FINANCIAL GUARANTEE INSURANCE -- 1.3%
           MBIA, Inc.+.................................  1,028    9,941
           MGIC Investment Corp.+......................  4,122   60,346
           NMI Holdings, Inc., Class A+................ 20,801  584,092
           Radian Group, Inc...........................  2,509   58,761
                                                               --------
                                                                713,140
                                                               --------
         FIREARMS & AMMUNITION -- 0.1%
           American Outdoor Brands Corp.+..............    624    6,146
           Axon Enterprise, Inc.+......................    667   42,355
           Sturm Ruger & Co., Inc......................    195   10,918
                                                               --------
                                                                 59,419
                                                               --------
         FOOD-BAKING -- 0.0%
           Hostess Brands, Inc.+.......................  1,146   15,356
                                                               --------
         FOOD-CANNED -- 0.0%
           Seneca Foods Corp., Class A+................     83    2,054
                                                               --------
         FOOD-CONFECTIONERY -- 0.0%
           Simply Good Foods Co.+......................    709   15,924
           Tootsie Roll Industries, Inc................    196    7,611
                                                               --------
                                                                 23,535
                                                               --------

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            FOOD-DAIRY PRODUCTS -- 0.0%
              Dean Foods Co.........................  1,059 $  1,800
                                                            --------
            FOOD-MEAT PRODUCTS -- 0.0%
              Nathan's Famous, Inc..................     33    2,279
                                                            --------
            FOOD-MISC./DIVERSIFIED -- 0.2%
              B&G Foods, Inc........................    763   19,838
              Cal-Maine Foods, Inc..................    362   14,882
              J&J Snack Foods Corp..................    175   27,507
              John B. Sanfilippo & Son, Inc.........    100    7,211
              Lancaster Colony Corp.................    219   32,567
                                                            --------
                                                             102,005
                                                            --------
            FOOD-RETAIL -- 0.0%
              Ingles Markets, Inc., Class A.........    164    4,502
              Smart & Final Stores, Inc.+...........    268    1,750
              Village Super Market, Inc., Class A...     95    2,791
              Weis Markets, Inc.....................    111    4,667
                                                            --------
                                                              13,710
                                                            --------
            FOOD-WHOLESALE/DISTRIBUTION -- 1.5%
              Calavo Growers, Inc...................  4,599  440,630
              Chefs' Warehouse, Inc.+............... 10,135  331,212
              Fresh Del Monte Produce, Inc..........    353   10,417
              Performance Food Group Co.+...........  1,183   48,444
              SpartanNash Co........................    414    6,695
              United Natural Foods, Inc.+...........    596    7,700
                                                            --------
                                                             845,098
                                                            --------
            FOOTWEAR & RELATED APPAREL -- 0.7%
              Crocs, Inc.+.......................... 11,305  314,844
              Rocky Brands, Inc.....................     79    2,015
              Steven Madden, Ltd....................  1,011   36,750
              Weyco Group, Inc......................     71    2,436
              Wolverine World Wide, Inc.............  1,072   39,461
                                                            --------
                                                             395,506
                                                            --------
            FUNERAL SERVICES & RELATED ITEMS -- 0.0%
              Carriage Services, Inc................    204    3,580
              Matthews International Corp., Class A.    362   14,502
                                                            --------
                                                              18,082
                                                            --------
            GAMBLING (NON-HOTEL) -- 0.1%
              Golden Entertainment, Inc.+...........    216    3,398
              Monarch Casino & Resort, Inc.+........    131    5,592
              Red Rock Resorts, Inc., Class A.......    807   21,773
                                                            --------
                                                              30,763
                                                            --------
            GAS-DISTRIBUTION -- 0.5%
              Chesapeake Utilities Corp.............    184   17,046
              New Jersey Resources Corp.............  1,013   50,731
              Northwest Natural Holding Co..........    332   22,207
              ONE Gas, Inc..........................    605   53,554
              RGC Resources, Inc....................     86    2,382
              South Jersey Industries, Inc..........  1,075   34,529
              Southwest Gas Holdings, Inc...........    614   51,079
              Spire, Inc............................    572   48,157
                                                            --------
                                                             279,685
                                                            --------
            GOLD MINING -- 0.0%
              Gold Resource Corp....................    611    2,236
                                                            --------

                                                              VALUE
                    SECURITY DESCRIPTION             SHARES  (NOTE 3)
         -------------------------------------------------------------
         GOLF -- 0.1%
           Acushnet Holdings Corp...................    402 $   10,135
           Callaway Golf Co.........................  1,091     19,158
           Drive Shack, Inc.+.......................    702      3,608
                                                            ----------
                                                                32,901
                                                            ----------
         HAZARDOUS WASTE DISPOSAL -- 0.9%
           Heritage-Crystal Clean, Inc.+............ 17,300    497,029
           US Ecology, Inc..........................    254     15,497
                                                            ----------
                                                               512,526
                                                            ----------
         HEALTH CARE COST CONTAINMENT -- 0.1%
           CorVel Corp.+............................    104      7,467
           HealthEquity, Inc.+......................    629     42,615
                                                            ----------
                                                                50,082
                                                            ----------
         HEALTHCARE SAFETY DEVICES -- 0.1%
           Tandem Diabetes Care, Inc.+..............    592     36,355
                                                            ----------
         HOME FURNISHINGS -- 0.1%
           Ethan Allen Interiors, Inc...............    278      6,144
           Flexsteel Industries, Inc................     85      1,841
           Hooker Furniture Corp....................    134      3,994
           Purple Innovation, Inc.+.................     51        294
           Sleep Number Corp.+......................    379     13,189
                                                            ----------
                                                                25,462
                                                            ----------
         HOTELS/MOTELS -- 0.0%
           BBX Capital Corp.........................    762      4,222
           Bluegreen Vacations Corp.................     87      1,322
           Marcus Corp..............................    232      8,728
           Red Lion Hotels Corp.+...................    187      1,481
           St. Joe Co.+.............................    405      6,901
                                                            ----------
                                                                22,654
                                                            ----------
         HOUSEWARES -- 0.0%
           Lifetime Brands, Inc.....................    137      1,296
           Tupperware Brands Corp...................    566     13,471
                                                            ----------
                                                                14,767
                                                            ----------
         HUMAN RESOURCES -- 2.4%
           AMN Healthcare Services, Inc.+...........    537     27,956
           ASGN, Inc.+..............................    589     37,131
           Barrett Business Services, Inc...........     82      5,974
           BG Staffing, Inc......................... 10,024    234,261
           Cross Country Healthcare, Inc.+..........    412      2,905
           Heidrick & Struggles International, Inc..    217      7,764
           Insperity, Inc...........................    445     53,204
           Kforce, Inc..............................  9,011    324,576
           Korn Ferry...............................    658     30,939
           Paylocity Holding Corp.+.................    336     32,441
           Resources Connection, Inc................    346      5,557
           TriNet Group, Inc.+......................    506     31,544
           TrueBlue, Inc.+..........................    468     11,307
           Willdan Group, Inc.+..................... 13,625    538,596
                                                            ----------
                                                             1,344,155
                                                            ----------
         IDENTIFICATION SYSTEMS -- 0.1%
           Brady Corp., Class A.....................    553     26,981
           Digimarc Corp.+..........................    130      3,873
                                                            ----------
                                                                30,854
                                                            ----------

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
        ---------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        IMPORT/EXPORT -- 0.0%
          Castle Brands, Inc.+.........................  1,070 $    684
                                                               --------
        INDEPENDENT POWER PRODUCERS -- 0.0%
          Clearway Energy, Inc., Class A...............    404    6,209
          Clearway Energy, Inc., Class C...............    854   13,553
                                                               --------
                                                                 19,762
                                                               --------
        INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.0%
          GoPro, Inc., Class A+........................  1,334    7,884
          Turtle Beach Corp.+..........................     95      973
                                                               --------
                                                                  8,857
                                                               --------
        INDUSTRIAL AUTOMATED/ROBOTIC -- 0.0%
          Hurco Cos., Inc..............................     73    2,871
          Ichor Holdings, Ltd.+........................    255    6,421
                                                               --------
                                                                  9,292
                                                               --------
        INSTRUMENTS-CONTROLS -- 0.2%
          Allied Motion Technologies, Inc..............     81    2,965
          Control4 Corp.+..............................    308    5,362
          Watts Water Technologies, Inc., Class A......    323   27,646
          Woodward, Inc................................    622   67,736
                                                               --------
                                                                103,709
                                                               --------
        INSTRUMENTS-SCIENTIFIC -- 0.5%
          Fluidigm Corp.+.............................. 18,870  259,274
                                                               --------
        INSURANCE BROKERS -- 0.0%
          Crawford & Co., Class B......................    128    1,129
          eHealth, Inc.+...............................    254   15,428
          Goosehead Insurance, Inc., Class A...........    113    3,443
                                                               --------
                                                                 20,000
                                                               --------
        INSURANCE-LIFE/HEALTH -- 0.3%
          American Equity Investment Life Holding Co...  1,040   30,586
          CNO Financial Group, Inc.....................  1,908   31,578
          FBL Financial Group, Inc., Class A...........    115    7,184
          FGL Holdings.................................  1,702   14,518
          Health Insurance Innovations, Inc., Class A+.    150    3,498
          Independence Holding Co......................     54    2,067
          National Western Life Group, Inc., Class A...     26    6,935
          Primerica, Inc...............................    501   65,275
          Tiptree, Inc.................................    308    1,756
          Trupanion, Inc.+.............................    298    9,774
                                                               --------
                                                                173,171
                                                               --------
        INSURANCE-MULTI-LINE -- 0.2%
          Citizens, Inc.+..............................    574    3,880
          Genworth Financial, Inc., Class A+...........  5,854   22,187
          Horace Mann Educators Corp...................    478   18,441
          Kemper Corp..................................    612   55,007
          United Fire Group, Inc.......................    244   10,641
                                                               --------
                                                                110,156
                                                               --------
        INSURANCE-PROPERTY/CASUALTY -- 1.9%
          Ambac Financial Group, Inc.+.................    526    9,836
          AMERISAFE, Inc...............................    222   13,147
          Donegal Group, Inc., Class A.................    109    1,472
          Employers Holdings, Inc......................    374   16,052
          Enstar Group, Ltd.+..........................    140   24,816
          FedNat Holding Co............................    133    2,164

                                                              VALUE
                    SECURITY DESCRIPTION             SHARES  (NOTE 3)
          ------------------------------------------------------------
          INSURANCE-PROPERTY/CASUALTY (CONTINUED)
            Hallmark Financial Services, Inc.+......    151 $    1,733
            HCI Group, Inc..........................     83      3,537
            Heritage Insurance Holdings, Inc........    233      3,178
            Investors Title Co......................     16      2,703
            James River Group Holdings, Ltd.........    301     12,708
            Kingstone Cos., Inc..................... 26,911    312,437
            Kinsale Capital Group, Inc..............  6,530    474,078
            National General Holdings Corp..........    750     18,488
            Navigators Group, Inc...................    240     16,786
            NI Holdings, Inc.+......................    113      1,811
            ProAssurance Corp.......................    616     23,119
            Protective Insurance Corp., Class B.....    110      1,788
            RLI Corp................................    455     37,005
            Safety Insurance Group, Inc.............    170     15,796
            Selective Insurance Group, Inc..........    674     48,063
            State Auto Financial Corp...............    194      6,524
            Stewart Information Services Corp.......    272     11,563
            United Insurance Holdings Corp..........    239      3,661
            Universal Insurance Holdings, Inc.......    367     10,933
                                                            ----------
                                                             1,073,398
                                                            ----------
          INSURANCE-REINSURANCE -- 0.2%
            Argo Group International Holdings, Ltd..    376     29,354
            EMC Insurance Group, Inc................    107      3,436
            Essent Group, Ltd.+.....................  1,115     52,907
            Global Indemnity, Ltd...................     98      3,018
            Greenlight Capital Re, Ltd., Class A+...    334      4,001
            Maiden Holdings, Ltd....................    791        517
            Third Point Reinsurance, Ltd.+..........    863     10,020
                                                            ----------
                                                               103,253
                                                            ----------
          INTERNET APPLICATION SOFTWARE -- 0.0%
            Anaplan, Inc.+..........................    209      8,228
            Tucows, Inc., Class A+..................    110      9,701
            VirnetX Holding Corp.+..................    681      4,345
                                                            ----------
                                                                22,274
                                                            ----------
          INTERNET CONNECTIVITY SERVICES -- 0.1%
            Boingo Wireless, Inc.+..................    476     10,824
            Cogent Communications Holdings, Inc.....    486     26,842
            Internap Corp.+.........................    281      1,107
                                                            ----------
                                                                38,773
                                                            ----------
          INTERNET CONTENT-ENTERTAINMENT -- 0.1%
            Limelight Networks, Inc.+...............  1,287      3,822
            Roku, Inc.+.............................    503     31,986
                                                            ----------
                                                                35,808
                                                            ----------
          INTERNET CONTENT-INFORMATION/NEWS -- 1.5%
            HealthStream, Inc.+..................... 17,393    455,349
            LiveXLive Media, Inc.+..................    342      1,700
            TechTarget, Inc.+....................... 20,514    342,379
            Yelp, Inc.+.............................    942     37,736
                                                            ----------
                                                               837,164
                                                            ----------
          INTERNET SECURITY -- 1.1%
            Zix Corp.+.............................. 71,033    578,919
            Zscaler, Inc.+..........................    706     48,227
                                                            ----------
                                                               627,146
                                                            ----------

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                                   VALUE
                    SECURITY DESCRIPTION                  SHARES  (NOTE 3)
     ----------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
     INVESTMENT COMPANIES -- 0.0%
       BrightSphere Investment Group PLC.................    934 $   13,692
       PDL Community Bancorp+............................    102      1,476
                                                                 ----------
                                                                     15,168
                                                                 ----------
     INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 2.2%
       Altisource Portfolio Solutions SA+................    114      2,698
       Artisan Partners Asset Management, Inc., Class A..    558     15,814
       Ashford, Inc.+....................................      8        443
       Associated Capital Group, Inc., Class A...........     27      1,115
       B. Riley Financial, Inc...........................    241      4,369
       Blucora, Inc.+.................................... 14,310    500,850
       Boston Private Financial Holdings, Inc............    967     11,072
       Cohen & Steers, Inc...............................    259     12,989
       Columbia Financial, Inc.+.........................    577      9,151
       Federated Investors, Inc., Class B................  1,125     34,571
       Focus Financial Partners, Inc. Class A+...........    306     11,475
       GAMCO Investors, Inc., Class A....................     55      1,192
       Hamilton Lane, Inc., Class A......................    194      9,479
       Pzena Investment Management, Inc., Class A........ 21,867    217,577
       Silvercrest Asset Management Group, Inc., Class A. 22,679    329,753
       Stifel Financial Corp.............................    806     48,094
       Virtus Investment Partners, Inc...................     78      9,564
       Waddell & Reed Financial, Inc., Class A...........    869     16,276
       Westwood Holdings Group, Inc......................     95      2,973
       WisdomTree Investments, Inc.......................  1,358      9,778
                                                                 ----------
                                                                  1,249,233
                                                                 ----------
     LASERS-SYSTEM/COMPONENTS -- 0.1%
       II-VI, Inc.+......................................    730     29,083
                                                                 ----------
     LEISURE PRODUCTS -- 0.0%
       Escalade, Inc.....................................    124      1,493
       Johnson Outdoors, Inc., Class A...................     57      4,370
       Marine Products Corp..............................     87      1,320
                                                                 ----------
                                                                      7,183
                                                                 ----------
     LINEN SUPPLY & RELATED ITEMS -- 0.1%
       UniFirst Corp.....................................    177     27,989
                                                                 ----------
     MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
       Kennametal, Inc...................................    946     38,502
       Milacron Holdings Corp.+..........................    805     11,761
                                                                 ----------
                                                                     50,263
                                                                 ----------
     MACHINERY-CONSTRUCTION & MINING -- 0.0%
       Astec Industries, Inc.............................    263      8,866
       Hyster-Yale Materials Handling, Inc...............    120      7,994
                                                                 ----------
                                                                     16,860
                                                                 ----------
     MACHINERY-ELECTRICAL -- 0.1%
       Babcock & Wilcox Enterprises, Inc.+...............    372        130
       Franklin Electric Co., Inc........................    539     26,335
                                                                 ----------
                                                                     26,465
                                                                 ----------
     MACHINERY-FARMING -- 0.0%
       Alamo Group, Inc..................................    112     11,608
       Lindsay Corp......................................    125     10,625
                                                                 ----------
                                                                     22,233
                                                                 ----------
     MACHINERY-GENERAL INDUSTRIAL -- 0.9%
       Albany International Corp., Class A...............    333     24,632

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
           ---------------------------------------------------------
           MACHINERY-GENERAL INDUSTRIAL (CONTINUED)
             Applied Industrial Technologies, Inc...    443 $ 26,553
             Chart Industries, Inc.+................    358   31,601
             DXP Enterprises, Inc.+.................    187    8,020
             Gencor Industries, Inc.+...............    102    1,231
             Kadant, Inc............................  3,756  368,426
             Manitowoc Co, Inc.+....................    410    7,323
             Tennant Co.............................    207   13,741
             Twin Disc, Inc.+.......................    111    2,102
                                                            --------
                                                             483,629
                                                            --------
           MACHINERY-MATERIAL HANDLING -- 0.0%
             Columbus McKinnon Corp.................    259   10,194
                                                            --------
           MACHINERY-PRINT TRADE -- 0.0%
             Eastman Kodak Co.+.....................    196      482
                                                            --------
           MACHINERY-PUMPS -- 0.1%
             Cactus, Inc., Class A+.................    441   16,008
             CSW Industrials, Inc.+.................    173   10,371
             Gorman-Rupp Co.........................    205    6,826
             Mueller Water Products, Inc., Class A..  1,796   19,271
             NN, Inc................................    489    4,421
             SPX FLOW, Inc.+........................    489   17,575
                                                            --------
                                                              74,472
                                                            --------
           MARINE SERVICES -- 0.0%
             SEACOR Marine Holdings, Inc.+..........    192    2,607
                                                            --------
           MEDICAL IMAGING SYSTEMS -- 0.6%
             Lantheus Holdings, Inc.+............... 13,730  331,717
                                                            --------
           MEDICAL INFORMATION SYSTEMS -- 1.0%
             Allscripts Healthcare Solutions, Inc.+.  2,023   19,967
             Castlight Health, Inc., Class B+.......    912    3,402
             Computer Programs & Systems, Inc.......    134    4,072
             Inovalon Holdings, Inc., Class A+......    800   10,824
             Medidata Solutions, Inc.+..............    670   60,528
             MTBC, Inc.+............................ 24,081  124,740
             NantHealth, Inc.+......................    237      163
             NextGen Healthcare, Inc.+..............    626   11,762
             Tabula Rasa HealthCare, Inc.+..........  6,637  353,487
                                                            --------
                                                             588,945
                                                            --------
           MEDICAL INSTRUMENTS -- 0.2%
             AngioDynamics, Inc.+...................    423    8,688
             Endologix, Inc.+.......................    119      764
             LivaNova PLC+..........................    565   38,923
             Natus Medical, Inc.+...................    380   10,169
             NuVasive, Inc.+........................    597   36,178
             TransEnterix, Inc.+....................  1,918    3,836
                                                            --------
                                                              98,558
                                                            --------
           MEDICAL LABS & TESTING SERVICES -- 0.8%
             Cellular Biomedicine Group, Inc.+......    135    2,333
             Invitae Corp.+.........................    823   19,439
             Medpace Holdings, Inc.+................    252   14,155
             Miragen Therapeutics, Inc.+............    302      885
             Natera, Inc.+..........................    388    7,415
             Neuronetics, Inc.+.....................    148    2,467
             R1 RCM, Inc.+.......................... 32,213  337,270
             SI-BONE, Inc.+.........................     98    1,666
             Syneos Health, Inc.+...................    720   33,789
             Teladoc Health, Inc.+..................    778   44,253

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                    SECURITY DESCRIPTION            SHARES  (NOTE 3)
          -----------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          MEDICAL LABS & TESTING SERVICES (CONTINUED)
            Vapotherm, Inc.+.......................     54 $      914
                                                           ----------
                                                              464,586
                                                           ----------
          MEDICAL LASER SYSTEMS -- 0.0%
            Cutera, Inc.+..........................    158      2,803
                                                           ----------
          MEDICAL PRODUCTS -- 2.7%
            Accuray, Inc.+......................... 52,588    217,714
            AtriCure, Inc.+........................    428     12,849
            Atrion Corp............................     17     14,960
            Avanos Medical, Inc.+..................    544     22,821
            AxoGen, Inc.+..........................    394      9,251
            Axonics Modulation Technologies, Inc.+.     80      1,616
            Cardiovascular Systems, Inc.+..........    393     13,967
            Cerus Corp.+...........................  1,562      9,575
            CryoLife, Inc.+........................    413     12,663
            CytoSorbents Corp.+....................    345      2,484
            FONAR Corp.+...........................     72      1,428
            Glaukos Corp.+.........................    396     28,563
            Globus Medical, Inc., Class A+.........    863     38,913
            Haemonetics Corp.+.....................    595     51,932
            Inogen, Inc.+..........................    208     18,158
            Inspire Medical Systems, Inc.+.........    172      8,891
            Integer Holdings Corp.+................    361     24,941
            Intersect ENT, Inc.+...................    348     11,306
            Invacare Corp..........................    382      2,827
            iRadimed Corp.+........................ 16,786    419,818
            iRhythm Technologies, Inc.+............    280     21,367
            LeMaitre Vascular, Inc.................    185      5,343
            Luminex Corp...........................    481     10,972
            NanoString Technologies, Inc.+.........    302      7,843
            Nevro Corp.+...........................    338     20,858
            Novocure, Ltd.+........................    854     37,636
            Nuvectra Corp.+........................    201      1,897
            Orthofix Medical, Inc.+................  7,895    432,567
            OrthoPediatrics Corp.+.................     91      3,707
            Pulse Biosciences, Inc.+...............    123      1,970
            Rockwell Medical, Inc.+................    552      2,655
            SeaSpine Holdings Corp.+...............    172      2,534
            Sientra, Inc.+.........................    273      2,299
            Surmodics, Inc.+.......................    153      6,646
            T2 Biosystems, Inc.+...................    361        928
            Tactile Systems Technology, Inc.+......    204     10,151
            Wright Medical Group NV+...............  1,444     42,699
                                                           ----------
                                                            1,536,749
                                                           ----------
          MEDICAL-BIOMEDICAL/GENE -- 5.1%
            Abeona Therapeutics, Inc.+.............    363      2,795
            ACADIA Pharmaceuticals, Inc.+..........  1,315     31,626
            Acceleron Pharma, Inc.+................    506     20,609
            Achillion Pharmaceuticals, Inc.+.......  1,578      4,671
            Acorda Therapeutics, Inc.+.............    511      5,340
            ADMA Biologics, Inc.+..................    225      1,042
            Aduro Biotech, Inc.+...................    745      3,047
            Adverum Biotechnologies, Inc.+.........    632      4,076
            Agenus, Inc.+..........................  1,071      2,752
            AgeX Therapeutics, Inc.+...............    104        474
            Albireo Pharma, Inc.+..................    106      3,649
            Alder Biopharmaceuticals, Inc.+........    676      9,187

                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
         -------------------------------------------------------------
         MEDICAL-BIOMEDICAL/GENE (CONTINUED)
           Aldeyra Therapeutics, Inc.+................    245 $  2,026
           Allakos, Inc.+.............................    165    6,470
           Allena Pharmaceuticals, Inc.+..............    135      833
           Allogene Therapeutics, Inc.+...............    256    7,667
           AMAG Pharmaceuticals, Inc.+................    398    4,442
           Amicus Therapeutics, Inc.+.................  2,197   29,308
           AnaptysBio, Inc.+..........................    245   17,816
           ANI Pharmaceuticals, Inc.+.................  7,482  531,072
           Aptinyx, Inc.+.............................    160      616
           Aratana Therapeutics, Inc.+................    538    2,529
           Arbutus Biopharma Corp.+...................    410    1,103
           Arcus Biosciences, Inc.+...................    364    3,538
           Ardelyx, Inc.+.............................    507    1,724
           Arena Pharmaceuticals, Inc.+...............    576   26,352
           ArQule, Inc.+..............................  1,259    7,516
           Arrowhead Pharmaceuticals, Inc.+...........  1,087   19,544
           Assembly Biosciences, Inc.+................    244    3,850
           Atara Biotherapeutics, Inc.+...............    487   16,363
           Athersys, Inc.+............................  1,353    2,097
           Audentes Therapeutics, Inc.+...............    432   16,325
           AVEO Pharmaceuticals, Inc.+................  1,244    1,148
           Avid Bioservices, Inc.+....................    588    2,817
           Avrobio, Inc.+.............................    148    2,784
           BioCryst Pharmaceuticals, Inc.+............  1,267    9,414
           Biohaven Pharmaceutical Holding Co., Ltd.+.    363   21,726
           BioTime, Inc.+.............................  1,310    1,624
           Blueprint Medicines Corp.+.................    524   39,620
           Calithera Biosciences, Inc.+...............    384    2,365
           Cambrex Corp.+.............................    389   16,735
           Cara Therapeutics, Inc.+...................    378    7,212
           CASI Pharmaceuticals, Inc.+................    579    1,888
           Champions Oncology, Inc.+.................. 35,402  321,450
           ChemoCentryx, Inc.+........................    261    3,463
           ChromaDex Corp.+...........................    447    1,989
           Clearside Biomedical, Inc.+................    325      403
           Cohbar, Inc.+..............................    275      674
           Constellation Pharmaceuticals, Inc.+.......    184    2,420
           Crinetics Pharmaceuticals, Inc.+...........    100    2,595
           CTI Biopharma Corp.+.......................    593      581
           Cue Biopharma, Inc.+.......................    211    1,791
           Cymabay Therapeutics, Inc.+................    692    8,865
           CytomX Therapeutics, Inc.+.................    517    4,917
           Deciphera Pharmaceuticals, Inc.+...........    102    2,346
           Denali Therapeutics, Inc.+.................    529   12,945
           Dicerna Pharmaceuticals, Inc.+.............    624    8,087
           Dynavax Technologies Corp.+................    724    4,815
           Editas Medicine, Inc.+.....................    537   13,291
           Eidos Therapeutics, Inc.+..................    189    4,954
           ElectroCore, Inc.+.........................    141      881
           Emergent BioSolutions, Inc.+...............    528   27,287
           Enzo Biochem, Inc.+........................    511    1,773
           Epizyme, Inc.+.............................    692    8,588
           Equillium, Inc.+...........................     61      381
           Esperion Therapeutics, Inc.+...............    266   11,465
           Evelo Biosciences, Inc.+...................    160    1,342
           Evolus, Inc.+..............................    108    2,633
           Fate Therapeutics, Inc.+...................    704   11,827
           FibroGen, Inc.+............................    883   41,263
           Five Prime Therapeutics, Inc.+.............    389    4,310

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
          -----------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          MEDICAL-BIOMEDICAL/GENE (CONTINUED)
            Forty Seven, Inc.+.......................    163 $  3,095
            Geron Corp.+.............................  1,990    3,622
            GlycoMimetics, Inc.+.....................    395    4,807
            Gossamer Bio, Inc.+......................    129    2,188
            GTx, Inc.+...............................     59       64
            Guardant Health, Inc.+...................    168   11,006
            Halozyme Therapeutics, Inc.+.............  1,448   23,356
            Harvard Bioscience, Inc.+................ 68,631  265,602
            Helius Medical Technologies, Inc.+.......    207      507
            Homology Medicines, Inc.+................    199    4,282
            Idera Pharmaceuticals, Inc.+.............    222      668
            Immunic, Inc.+...........................      8      111
            ImmunoGen, Inc.+.........................  1,666    3,982
            Immunomedics, Inc.+......................  1,741   27,891
            Innovate Biopharmaceuticals, Inc.+.......    239      385
            Innoviva, Inc.+..........................    800   11,224
            Inovio Pharmaceuticals, Inc.+............  1,009    3,794
            Insmed, Inc.+............................    889   27,061
            Intercept Pharmaceuticals, Inc.+.........    254   21,890
            Intrexon Corp.+..........................    855    3,702
            Iovance Biotherapeutics, Inc.+...........  1,229   14,011
            Karyopharm Therapeutics, Inc.+...........    570    2,662
            Kezar Life Sciences, Inc.+...............    146    2,755
            Kindred Biosciences, Inc.+...............    412    3,663
            Kiniksa Pharmaceuticals, Ltd., Class A+..    138    2,060
            Lexicon Pharmaceuticals, Inc.+...........    502    2,912
            Ligand Pharmaceuticals, Inc.+............    243   30,582
            Liquidia Technologies, Inc.+.............     83      789
            LogicBio Therapeutics, Inc.+.............     91    1,239
            MacroGenics, Inc.+.......................    455    7,630
            Magenta Therapeutics, Inc.+..............    167    2,406
            Medicines Co.+...........................    799   25,528
            MeiraGTx Holdings PLC+...................    140    2,734
            Menlo Therapeutics, Inc.+................    113      814
            Molecular Templates, Inc.+...............    141    1,036
            Mustang Bio, Inc.+.......................    187      776
            Myriad Genetics, Inc.+...................    798   25,121
            NantKwest, Inc.+.........................    327      366
            NeoGenomics, Inc.+.......................    953   19,851
            Neon Therapeutics, Inc.+.................    170    1,047
            NewLink Genetics Corp.+..................    338      578
            Novavax, Inc.+...........................  4,425    2,351
            Nymox Pharmaceutical Corp.+..............    376      688
            Omeros Corp.+............................    540   10,174
            Organovo Holdings, Inc.+.................  1,395    1,395
            Osmotica Pharmaceuticals PLC+............    113      454
            Ovid therapeutics, Inc.+.................    153      312
            Pacific Biosciences of California, Inc.+.  1,605   11,861
            Palatin Technologies, Inc.+..............  2,353    2,918
            PDL BioPharma, Inc.+.....................  1,664    5,441
            Pfenex, Inc.+............................    330    1,911
            Pieris Pharmaceuticals, Inc.+............    603    1,803
            PolarityTE, Inc.+........................    118    1,067
            Prothena Corp. PLC+......................    466    4,846
            PTC Therapeutics, Inc.+..................    597   22,340
            Puma Biotechnology, Inc.+................    338   10,857
            Radius Health, Inc.+.....................    470   10,349
            REGENXBIO, Inc.+.........................    372   18,749

                                                           VALUE
                    SECURITY DESCRIPTION          SHARES  (NOTE 3)
             ------------------------------------------------------
             MEDICAL-BIOMEDICAL/GENE (CONTINUED)
               Replimune Group, Inc.+............    136 $    2,281
               resTORbio, Inc.+..................     89        716
               Retrophin, Inc.+..................    479      9,139
               Rigel Pharmaceuticals, Inc.+......  1,949      4,346
               Rocket Pharmaceuticals, Inc.+.....    275      5,104
               Rubius Therapeutics, Inc.+........    396      6,926
               Sangamo Therapeutics, Inc.+.......  1,177     13,759
               Savara, Inc.+.....................    333      3,556
               Scholar Rock Holding Corp.+.......    173      3,681
               Selecta Biosciences, Inc.+........    397        854
               Sienna Biopharmaceuticals, Inc.+..    183        340
               Solid Biosciences, Inc.+..........    141      1,280
               Sorrento Therapeutics, Inc.+......  1,329      4,851
               Spark Therapeutics, Inc.+.........    365     38,942
               Spectrum Pharmaceuticals, Inc.+...  1,171     10,972
               Stemline Therapeutics, Inc.+......    444      6,660
               Surface Oncology, Inc.+...........    131        613
               Syndax Pharmaceuticals, Inc.+.....    173      1,237
               Synlogic, Inc.+...................    179      1,536
               Synthorx, Inc.+...................     85      1,300
               Theravance Biopharma, Inc.+.......    502     11,973
               Tobira Therapeutics, Inc. CVR+(1).    104          0
               Tocagen, Inc.+....................    239      2,361
               Translate Bio, Inc.+..............    343      3,327
               Twist Bioscience Corp.+...........     62      1,467
               Tyme Technologies, Inc.+..........  1,207      1,823
               Ultragenyx Pharmaceutical, Inc.+..    610     40,260
               UNITY Biotechnology, Inc.+........    289      2,378
               Veracyte, Inc.+................... 15,632    357,504
               Verastem, Inc.+...................    798      1,700
               Vericel Corp.+.................... 16,566    281,456
               Viking Therapeutics, Inc.+........    709      5,551
               WaVe Life Sciences, Ltd.+.........    235      6,235
               X4 Pharmaceuticals, Inc.+.........     10        204
               XOMA Corp.+.......................     74        878
               Y-mAbs Therapeutics, Inc.+........     81      1,865
               ZIOPHARM Oncology, Inc.+..........  1,527      6,749
               Zomedica Pharmaceuticals Corp.+...    512        215
                                                         ----------
                                                          2,924,480
                                                         ----------
             MEDICAL-DRUGS -- 2.3%
               Aclaris Therapeutics, Inc.+.......    411      2,589
               Adamas Pharmaceuticals, Inc.+.....    258      1,631
               Aeglea BioTherapeutics, Inc.+.....    222      1,521
               Aerie Pharmaceuticals, Inc.+......    413     15,756
               Aimmune Therapeutics, Inc.+.......    508     10,231
               Akcea Therapeutics, Inc.+.........    154      3,864
               Akorn, Inc.+......................  1,084      2,927
               Alector, Inc.+....................     64      1,271
               Amphastar Pharmaceuticals, Inc.+..    408      8,809
               Ampio Pharmaceuticals, Inc.+......  1,136        647
               Apellis Pharmaceuticals, Inc.+....    419      8,300
               Aquestive Therapeutics, Inc.+.....    131        748
               Array BioPharma, Inc.+............  2,452     55,440
               Athenex, Inc.+....................    510      5,039
               Bellicum Pharmaceuticals, Inc.+...    468      1,427
               BioSpecifics Technologies Corp.+..  5,048    338,216
               Catalyst Biosciences, Inc.+.......    138      1,203
               Catalyst Pharmaceuticals, Inc.+...  1,120      6,429
               Chimerix, Inc.+...................    543      1,466

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
           ---------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           MEDICAL-DRUGS (CONTINUED)
             Clovis Oncology, Inc.+.................   553  $10,103
             Coherus Biosciences, Inc.+.............   603    9,600
             Collegium Pharmaceutical, Inc.+........   341    4,750
             Concert Pharmaceuticals, Inc.+.........   247    2,539
             Corbus Pharmaceuticals Holdings, Inc.+.   635    4,534
             Corcept Therapeutics, Inc.+............ 1,134   14,039
             Corium International, Inc.+(1).........   315       57
             Corvus Pharmaceuticals, Inc.+..........   161      681
             Cyclerion Therapeutics, Inc.+..........   163    2,482
             Cytokinetics, Inc.+....................   534    4,710
             Dova Pharmaceuticals, Inc.+............   137    1,260
             Durect Corp.+.......................... 1,820    1,004
             Eagle Pharmaceuticals, Inc.+...........   123    6,323
             Eloxx Pharmaceuticals Inc.+............   260    3,104
             Enanta Pharmaceuticals, Inc.+..........   194   16,915
             Fortress Biotech, Inc.+................   424      674
             Global Blood Therapeutics, Inc.+.......   621   34,403
             Gritstone Oncology, Inc.+..............    80      841
             Harpoon Therapeutics,, Inc.+...........    30      352
             Horizon Pharma PLC+.................... 2,092   53,409
             Insys Therapeutics, Inc.+..............   312    1,342
             Intellia Therapeutics, Inc.+...........   386    5,937
             Intra-Cellular Therapies, Inc.+........   520    6,848
             Ironwood Pharmaceuticals, Inc.+........ 1,633   19,416
             Jounce Therapeutics, Inc.+.............   183    1,039
             Kadmon Holdings, Inc.+................. 1,157    2,719
             Kala Pharmaceuticals, Inc.+............   186    1,443
             Kura Oncology, Inc.+...................   328    4,966
             Lannett Co., Inc.+.....................   345    2,653
             Madrigal Pharmaceuticals, Inc.+........    81    8,592
             Mallinckrodt PLC+......................   956   14,780
             Marinus Pharmaceuticals, Inc.+.........   548    2,707
             MediciNova, Inc.+......................   463    5,186
             Melinta Therapeutics, Inc.+............    81      355
             Minerva Neurosciences, Inc.+...........   355    2,616
             MyoKardia, Inc.+.......................   395   18,952
             Neos Therapeutics, Inc.+...............   551    1,328
             Ocular Therapeutix, Inc.+..............   413    1,549
             Odonate Therapeutics, Inc.+............    79    1,553
             Optinose, Inc.+........................   223    2,221
             Pacira Pharmaceuticals, Inc.+..........   463   18,437
             Paratek Pharmaceuticals, Inc.+.........   374    2,061
             Phibro Animal Health Corp., Class A....   236    8,191
             Prestige Consumer Healthcare, Inc.+....   604   17,770
             Principia Biopharma, Inc.+.............    66    1,974
             Progenics Pharmaceuticals, Inc.+.......   979    5,032
             Ra Pharmaceuticals, Inc.+..............   218    4,840
             Reata Pharmaceuticals, Inc., Class A+..   219   17,183
             Rhythm Pharmaceuticals, Inc.+..........   177    4,475
             RTI Surgical, Inc.+....................   648    3,506
             scPharmaceuticals, Inc.+...............    79      257
             Seres Therapeutics, Inc.+..............   239    1,563
             SIGA Technologies, Inc.+...............   612    3,207
             Spero Therapeutics, Inc.+..............    93    1,040
             Spring Bank Pharmaceuticals, Inc.+.....   161    1,193
             Supernus Pharmaceuticals, Inc.+........   568   20,863
             Sutro Biopharma, Inc.+.................    74      738
             Syros Pharmaceuticals, Inc.+...........   294    2,126
             Tetraphase Pharmaceuticals, Inc.+......   622      659

                                                            VALUE
                    SECURITY DESCRIPTION           SHARES  (NOTE 3)
           ---------------------------------------------------------
           MEDICAL-DRUGS (CONTINUED)
             TG Therapeutics, Inc.+...............    729 $    5,795
             TherapeuticsMD, Inc.+................  2,143      9,215
             Tricida, Inc.+.......................    208      7,126
             Vanda Pharmaceuticals, Inc.+......... 24,176    393,827
             Verrica Pharmaceuticals, Inc.+.......    125      1,250
             Voyager Therapeutics, Inc.+..........    249      5,254
             Xeris Pharmaceuticals, Inc.+.........    238      2,428
             Zogenix, Inc.+.......................    487     18,988
                                                          ----------
                                                           1,304,494
                                                          ----------
           MEDICAL-GENERIC DRUGS -- 0.1%
             Amneal Pharmaceuticals, Inc.+........  1,009     12,986
             Arvinas, Inc.+.......................     90      1,878
             Endo International PLC+..............  2,601     19,508
             Kodiak Sciences, Inc.+...............    110        816
             Momenta Pharmaceuticals, Inc.+.......  1,130     15,809
             Teligent, Inc.+......................    477        467
             Unum Therapeutics, Inc.+.............    224        726
                                                          ----------
                                                              52,190
                                                          ----------
           MEDICAL-HMO -- 0.1%
             Magellan Health, Inc.+...............    281     19,670
             Tivity Health, Inc.+.................    551     11,913
             Triple-S Management Corp., Class B+..    252      5,725
                                                          ----------
                                                              37,308
                                                          ----------
           MEDICAL-HOSPITALS -- 0.1%
             Community Health Systems, Inc.+......    995      3,423
             Quorum Health Corp.+.................    347        711
             Select Medical Holdings Corp.+.......  1,259     18,092
             Surgery Partners, Inc.+..............    216      2,339
             Tenet Healthcare Corp.+..............    972     21,287
                                                          ----------
                                                              45,852
                                                          ----------
           MEDICAL-NURSING HOMES -- 0.1%
             Ensign Group, Inc....................    578     29,778
             Genesis Healthcare, Inc.+............    663        862
             National HealthCare Corp.............    141     10,636
                                                          ----------
                                                              41,276
                                                          ----------
           MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.7%
             Addus HomeCare Corp.+................  7,050    478,695
             Amedisys, Inc.+......................    310     39,624
             LHC Group, Inc.+.....................    342     38,000
             Providence Service Corp.+............  6,519    432,405
                                                          ----------
                                                             988,724
                                                          ----------
           MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.0%
             Diplomat Pharmacy, Inc.+.............    659      3,677
             Owens & Minor, Inc...................    709      2,418
                                                          ----------
                                                               6,095
                                                          ----------
           METAL PROCESSORS & FABRICATION -- 0.8%
             AZZ, Inc.............................    301     14,295
             CIRCOR International, Inc.+..........    189      6,373
             Global Brass & Copper Holdings, Inc..    253     10,978
             Lawson Products, Inc.+...............  9,887    324,689
             LB Foster Co., Class A+..............    116      2,493
             Mueller Industries, Inc..............    658     19,194
             RBC Bearings, Inc.+..................    277     38,101
             Rexnord Corp.+.......................  1,214     34,720

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 3)
      -------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      METAL PROCESSORS & FABRICATION (CONTINUED)
        Sun Hydraulics Corp..............................    336 $ 17,586
                                                                 --------
                                                                  468,429
                                                                 --------
      METAL PRODUCTS-DISTRIBUTION -- 0.0%
        Olympic Steel, Inc...............................    107    1,735
        Ryerson Holding Corp.+...........................    185    1,600
        Worthington Industries, Inc......................    474   19,022
                                                                 --------
                                                                   22,357
                                                                 --------
      METAL PRODUCTS-FASTENERS -- 0.0%
        Eastern Co.......................................     63    1,805
        TriMas Corp.+....................................    532   16,455
                                                                 --------
                                                                   18,260
                                                                 --------
      METAL-ALUMINUM -- 0.0%
        Century Aluminum Co.+............................    580    4,878
        Kaiser Aluminum Corp.............................    187   18,401
                                                                 --------
                                                                   23,279
                                                                 --------
      METAL-DIVERSIFIED -- 0.0%
        Ferroglobe Representation & Warranty Trust+(1)...    777        0
                                                                 --------
      METAL-IRON -- 0.1%
        Cleveland-Cliffs, Inc............................  3,398   33,946
                                                                 --------
      MISCELLANEOUS MANUFACTURING -- 0.1%
        FreightCar America, Inc.+........................    139      962
        Hillenbrand, Inc.................................    729   31,362
        John Bean Technologies Corp......................    364   39,963
                                                                 --------
                                                                   72,287
                                                                 --------
      MOTION PICTURES & SERVICES -- 0.0%
        Eros International PLC+..........................    399    3,463
        IMAX Corp.+......................................    623   15,189
                                                                 --------
                                                                   18,652
                                                                 --------
      MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.7%
        RadNet, Inc.+.................................... 32,895  398,358
                                                                 --------
      MULTIMEDIA -- 0.1%
        E.W. Scripps Co., Class A........................    522   11,896
        Entravision Communications Corp., Class A........    748    2,147
        Liberty Media Corp. -- Liberty Braves, Series A+.    115    3,262
        Liberty Media Corp. -- Liberty Braves, Series C+.    414   11,654
        Media General, Inc. CVR+(1)......................  1,299        0
                                                                 --------
                                                                   28,959
                                                                 --------
      NETWORKING PRODUCTS -- 1.0%
        A10 Networks, Inc.+..............................    605    3,908
        Calix, Inc.+.....................................    519    3,555
        Extreme Networks, Inc.+..........................  1,342   10,736
        Infinera Corp.+..................................  1,751    7,599
        Lantronix, Inc.+................................. 61,722  224,051
        NeoPhotonics Corp.+..............................    415    2,835
        NETGEAR, Inc.+...................................    363   11,264
        Silicom, Ltd.+................................... 10,581  324,625
                                                                 --------
                                                                  588,573
                                                                 --------
      NIGHT CLUBS -- 0.4%
        RCI Hospitality Holdings, Inc.................... 10,845  246,941
                                                                 --------

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            NON-FERROUS METALS -- 0.0%
              Energy Fuels, Inc.+...................   989  $ 2,967
              Materion Corp.........................   234   13,579
              Uranium Energy Corp.+................. 2,022    2,851
                                                            -------
                                                             19,397
                                                            -------
            NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
              Advanced Disposal Services, Inc.+.....   841   27,198
              Casella Waste Systems, Inc., Class A+.   505   18,847
              Charah Solutions, Inc.+...............    99      697
              Covanta Holding Corp.................. 1,365   24,665
                                                            -------
                                                             71,407
                                                            -------
            OFFICE AUTOMATION & EQUIPMENT -- 0.0%
              Pitney Bowes, Inc..................... 2,185   15,535
                                                            -------
            OFFICE FURNISHINGS-ORIGINAL -- 0.2%
              CompX International, Inc..............    19      296
              Herman Miller, Inc....................   682   26,475
              HNI Corp..............................   504   18,502
              Interface, Inc........................   686   11,003
              Kimball International, Inc., Class B..   416    6,515
              Knoll, Inc............................   562   12,274
              Steelcase, Inc., Class A..............   996   17,221
                                                            -------
                                                             92,286
                                                            -------
            OFFICE SUPPLIES & FORMS -- 0.0%
              ACCO Brands Corp...................... 1,182   10,803
                                                            -------
            OIL & GAS DRILLING -- 0.0%
              Diamond Offshore Drilling, Inc.+......   752    7,302
              Noble Corp. PLC+...................... 2,864    7,532
              Quintana Energy Services, Inc.+.......    72      343
                                                            -------
                                                             15,177
                                                            -------
            OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.5%
              Abraxas Petroleum Corp.+.............. 1,845    2,546
              Alta Mesa Resources, Inc., Class A+... 1,157      255
              Approach Resources, Inc.+.............   523      179
              Berry Petroleum Corp..................   643    7,304
              Bonanza Creek Energy, Inc.+...........   219    5,271
              California Resources Corp.+...........   525   11,067
              Callon Petroleum Co.+................. 2,651   19,909
              Carrizo Oil & Gas, Inc.+.............. 1,015   13,012
              Denbury Resources, Inc.+.............. 5,337   11,901
              Earthstone Energy, Inc., Class A+.....   224    1,501
              EP Energy Corp., Class A+.............   481      137
              Evolution Petroleum Corp..............   296    2,081
              Goodrich Petroleum Corp.+.............   103    1,410
              Gulfport Energy Corp.+................ 2,028   13,283
              Halcon Resources Corp.+............... 1,549    2,014
              HighPoint Resources Corp.+............ 1,263    3,461
              Isramco, Inc.+........................     9    1,044
              Jagged Peak Energy, Inc.+.............   745    7,875
              Laredo Petroleum, Inc.+............... 1,806    5,454
              Lilis Energy, Inc.+...................   516      660
              Mammoth Energy Services, Inc..........   145    2,261
              Matador Resources Co.+................ 1,224   24,101
              Midstates Petroleum Co., Inc.+........   174    2,222
              Montage Resources Corp.+..............    68      756
              Northern Oil and Gas, Inc.+........... 2,258    5,984
              Oasis Petroleum, Inc.+................ 3,129   19,087

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                               VALUE
                     SECURITY DESCRIPTION             SHARES  (NOTE 3)
          ------------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
            Panhandle Oil and Gas, Inc., Class A.....     183 $  2,745
            PDC Energy, Inc.+........................     770   33,487
            Penn Virginia Corp.+.....................     144    6,466
            Ring Energy, Inc.+.......................     665    3,445
            Rosehill Resources, Inc.+................      28      132
            SandRidge Energy, Inc.+..................     356    2,976
            SilverBow Resources, Inc.+...............      82    1,487
            Southwestern Energy Co.+.................   6,847   27,046
            SRC Energy, Inc.+........................   2,809   17,275
            Talos Energy, Inc.+......................     234    6,950
            Tellurian, Inc.+.........................     988    9,386
            Ultra Petroleum Corp.+...................   1,848      777
            Unit Corp.+..............................     608    8,244
            W&T Offshore, Inc.+......................   1,080    6,890
            Zion Oil & Gas, Inc.+....................     633      353
                                                              --------
                                                               292,434
                                                              --------
          OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
            Dril-Quip, Inc.+.........................     415   18,078
            Exterran Corp.+..........................     376    5,347
            Flotek Industries, Inc.+.................     639    2,281
            Forum Energy Technologies, Inc.+.........     941    5,627
            Natural Gas Services Group, Inc.+........     145    2,330
            Smart Sand, Inc.+........................     258    1,014
            Thermon Group Holdings, Inc.+............     376    9,697
            US Silica Holdings, Inc..................     909   14,380
                                                              --------
                                                                58,754
                                                              --------
          OIL REFINING & MARKETING -- 0.5%
            Adams Resources & Energy, Inc............      25      904
            CVR Energy, Inc..........................     212    9,669
            Delek US Holdings, Inc...................     946   35,059
            Murphy USA, Inc.+........................     349   29,829
            Par Pacific Holdings, Inc.+..............     370    7,230
            Trecora Resources+.......................     241    2,253
            Vertex Energy, Inc.+..................... 135,950  216,160
                                                              --------
                                                               301,104
                                                              --------
          OIL-FIELD SERVICES -- 1.2%
            Archrock, Inc............................   1,477   14,932
            Basic Energy Services, Inc.+.............     223      562
            Bristow Group, Inc.+.....................     382      193
            C&J Energy Services, Inc.+...............     737   10,355
            CARBO Ceramics, Inc.+....................     239      650
            DMC Global, Inc..........................     166   11,504
            Era Group, Inc.+.........................     234    2,256
            Frank's International NV+................     850    4,964
            FTS International, Inc.+.................     378    3,912
            Helix Energy Solutions Group, Inc.+......   1,634   12,778
            Independence Contract Drilling, Inc.+....     566    1,602
            ION Geophysical Corp.+...................     123    1,573
            Keane Group, Inc.+.......................     594    6,231
            Key Energy Services, Inc.+...............     119      497
            KLX Energy Services Holdings, Inc.+......     234    6,564
            Liberty Oilfield Services, Inc., Class A.     514    7,664
            Matrix Service Co.+......................     307    6,020
            McDermott International, Inc.+...........   2,083   16,851
            MRC Global, Inc.+........................     976   16,914
            NCS Multistage Holdings, Inc.+...........     114      453

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
       -----------------------------------------------------------------
       OIL-FIELD SERVICES (CONTINUED)
         Newpark Resources, Inc.+.......................  1,035 $  7,555
         Nine Energy Service, Inc.+.....................    172    3,462
         NOW, Inc.+.....................................  1,253   18,319
         Nuverra Environmental Solutions, Inc.+.........     20      175
         Oceaneering International, Inc.+...............  1,148   22,042
         Oil States International, Inc.+................    692   13,369
         Pioneer Energy Services Corp.+.................    886    1,542
         Profire Energy, Inc.+.......................... 93,668  147,995
         ProPetro Holding Corp.+........................    823   18,213
         Select Energy Services, Inc., Class A+.........    533    6,140
         Solaris Oilfield Infrastructure, Inc., Class A. 19,431  330,133
         Superior Energy Services, Inc.+................  1,781    6,394
         TETRA Technologies, Inc.+......................  1,413    3,363
                                                                --------
                                                                 705,177
                                                                --------
       OPTICAL SUPPLIES -- 0.9%
         STAAR Surgical Co.+............................ 15,347  498,471
                                                                --------
       PAPER & RELATED PRODUCTS -- 0.6%
         Clearwater Paper Corp.+........................    188    3,792
         Neenah, Inc....................................    194   13,163
         P.H. Glatfelter Co.............................    505    7,969
         Schweitzer-Mauduit International, Inc..........    357   12,698
         Verso Corp., Class A+.......................... 13,200  294,624
                                                                --------
                                                                 332,246
                                                                --------
       PASTORAL & AGRICULTURAL -- 0.1%
         Darling Ingredients, Inc.+.....................  1,903   41,504
                                                                --------
       PATIENT MONITORING EQUIPMENT -- 0.5%
         CareDx, Inc.+..................................  9,330  253,869
                                                                --------
       PHARMACY SERVICES -- 0.0%
         BioScrip, Inc.+................................  1,469    2,820
                                                                --------
       PHOTO EQUIPMENT & SUPPLIES -- 0.0%
         Ambarella, Inc.+...............................    360   18,043
                                                                --------
       PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.7%
         AAC Holdings, Inc.+............................    153      246
         U.S. Physical Therapy, Inc.....................  3,604  419,830
                                                                --------
                                                                 420,076
                                                                --------
       PHYSICIANS PRACTICE MANAGEMENT -- 0.0%
         Apollo Medical Holdings, Inc.+.................     39      755
                                                                --------
       PIPELINES -- 0.0%
         NextDecade Corp.+..............................     91      505
         SemGroup Corp., Class A........................    919   12,002
                                                                --------
                                                                  12,507
                                                                --------
       POLLUTION CONTROL -- 0.0%
         CECO Environmental Corp.+......................    352    2,732
                                                                --------
       POULTRY -- 0.1%
         Sanderson Farms, Inc...........................    230   34,875
                                                                --------
       POWER CONVERTER/SUPPLY EQUIPMENT -- 0.1%
         Energous Corp.+................................    277    1,404
         Generac Holdings, Inc.+........................    704   38,713
         Powell Industries, Inc.........................    103    3,013
         SunPower Corp.+................................    715    5,162
         Vicor Corp.+...................................    203    7,615
                                                                --------
                                                                  55,907
                                                                --------

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
         --------------------------------------------------------------
         COMMON STOCKS (CONTINUED)
         PRECIOUS METALS -- 0.0%
           Coeur Mining, Inc.+......................... 2,199  $ 7,938
           Hecla Mining Co............................. 5,321   11,174
                                                               -------
                                                                19,112
                                                               -------
         PRINTING-COMMERCIAL -- 0.1%
           Cimpress NV+................................   256   23,143
           Ennis, Inc..................................   298    6,014
           LSC Communications, Inc.....................   381    2,663
           Quad/Graphics, Inc..........................   363    4,432
           RR Donnelley & Sons Co......................   820    3,788
                                                               -------
                                                                40,040
                                                               -------
         PRIVATE EQUITY -- 0.1%
           Kennedy-Wilson Holdings, Inc................ 1,455   31,341
                                                               -------
         PROTECTION/SAFETY -- 0.0%
           ShotSpotter, Inc.+..........................    85    4,479
                                                               -------
         PUBLISHING-BOOKS -- 0.0%
           Houghton Mifflin Harcourt Co.+.............. 1,201    8,563
           Scholastic Corp.............................   331   13,200
           Tribune Publishing Co.+.....................   200    2,152
                                                               -------
                                                                23,915
                                                               -------
         PUBLISHING-NEWSPAPERS -- 0.1%
           Gannett Co., Inc............................ 1,315   12,269
           New York Times Co., Class A................. 1,525   50,554
                                                               -------
                                                                62,823
                                                               -------
         PUBLISHING-PERIODICALS -- 0.1%
           Meredith Corp...............................   458   27,022
           Value Line, Inc.............................    13      301
                                                               -------
                                                                27,323
                                                               -------
         QUARRYING -- 0.0%
           Compass Minerals International, Inc.........   396   22,726
                                                               -------
         RACETRACKS -- 0.2%
           Churchill Downs, Inc........................   410   41,348
           Empire Resorts, Inc.+.......................    43      599
           International Speedway Corp., Class A.......   273   12,045
           Penn National Gaming, Inc.+................. 1,276   27,651
           Speedway Motorsports, Inc...................   133    2,441
                                                               -------
                                                                84,084
                                                               -------
         RADIO -- 0.0%
           Beasley Broadcast Group, Inc., Class A......    92      338
           Entercom Communications Corp., Class A...... 1,487   10,231
           Saga Communications, Inc., Class A..........    44    1,411
                                                               -------
                                                                11,980
                                                               -------
         REAL ESTATE INVESTMENT TRUSTS -- 4.7%
           Acadia Realty Trust.........................   935   26,404
           AG Mtg. Investment Trust, Inc...............   333    5,698
           Agree Realty Corp...........................   389   25,468
           Alexander & Baldwin, Inc....................   793   18,731
           Alexander's, Inc............................    25    9,491
           American Assets Trust, Inc..................   447   20,647
           Americold Realty Trust...................... 1,476   47,247
           Anworth Mtg. Asset Corp..................... 1,131    4,739
           Apollo Commercial Real Estate Finance, Inc.. 1,432   26,836
           Arbor Realty Trust, Inc.....................   850   11,611

                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
          ------------------------------------------------------------
          REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
            Ares Commercial Real Estate Corp..........    311 $  4,727
            Arlington Asset Investment Corp., Class A.    346    2,716
            Armada Hoffler Properties, Inc............    573    9,254
            ARMOUR Residential REIT, Inc..............    594   11,334
            Ashford Hospitality Trust, Inc............  1,011    5,571
            Blackstone Mtg. Trust, Inc., Class A......  1,327   47,228
            Bluerock Residential Growth REIT, Inc.....    277    3,105
            Braemar Hotels & Resorts, Inc.............    340    4,726
            BRT Apartments Corp.......................    113    1,585
            Capstead Mtg. Corp........................    986    8,470
            CareTrust REIT, Inc.......................    967   23,450
            CatchMark Timber Trust, Inc., Class A.....    570    5,700
            CBL & Associates Properties, Inc..........  1,966    1,986
            Cedar Realty Trust, Inc...................  1,027    3,153
            Chatham Lodging Trust.....................    533   10,495
            Cherry Hill Mtg. Investment Corp..........    188    3,245
            Chesapeake Lodging Trust..................    689   19,636
            City Office REIT, Inc.....................    451    5,232
            Clipper Realty, Inc....................... 24,201  315,823
            Colony Credit Real Estate, Inc............    975   15,151
            Community Healthcare Trust, Inc...........    206    7,515
            CoreCivic, Inc............................  1,379   28,697
            CorEnergy Infrastructure Trust, Inc.......    138    5,215
            CorePoint Lodging, Inc....................    480    6,000
            Cousins Properties, Inc...................  4,883   46,730
            DiamondRock Hospitality Co................  2,407   26,140
            Dynex Capital, Inc........................    798    4,868
            Easterly Government Properties, Inc.......    703   12,654
            EastGroup Properties, Inc.................    408   46,647
            Essential Properties Realty Trust, Inc....    413    8,541
            Exantas Capital Corp......................    352    3,854
            Farmland Partners, Inc....................    350    2,296
            First Industrial Realty Trust, Inc........  1,446   51,000
            Four Corners Property Trust, Inc..........    787   22,382
            Franklin Street Properties Corp...........  1,211    9,518
            Front Yard Residential Corp...............    573    5,678
            GEO Group, Inc............................  1,396   27,948
            Getty Realty Corp.........................    380   12,323
            Gladstone Commercial Corp.................    333    7,243
            Gladstone Land Corp.......................    168    2,129
            Global Medical REIT, Inc..................    262    2,672
            Global Net Lease, Inc.....................    889   16,953
            Granite Point Mtg. Trust, Inc.............    587   11,288
            Great Ajax Corp...........................    187    2,678
            Healthcare Realty Trust, Inc..............  1,440   44,467
            Hersha Hospitality Trust..................    413    7,669
            Independence Realty Trust, Inc............  1,036   10,971
            Industrial Logistics Properties Trust.....    750   14,887
            InfraREIT, Inc.+..........................    513   10,799
            Innovative Industrial Properties, Inc.....    107    9,110
            Invesco Mtg. Capital, Inc.................  1,492   24,349
            Investors Real Estate Trust...............    139    8,379
            iStar, Inc................................    756    6,555
            Jernigan Capital, Inc.....................    220    4,635
            Kite Realty Group Trust...................    961   15,174
            KKR Real Estate Finance Trust, Inc........    249    5,022
            Ladder Capital Corp.......................  1,071   18,635
            Lexington Realty Trust....................  2,463   22,339
            LTC Properties, Inc.......................    457   20,592

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                                 VALUE
                    SECURITY DESCRIPTION                SHARES  (NOTE 3)
      -------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
        Mack-Cali Realty Corp..........................  1,051 $   24,467
        MedEquities Realty Trust, Inc..................    332      3,556
        Monmouth Real Estate Investment Corp...........  1,035     14,221
        National Health Investors, Inc.................    475     35,829
        National Storage Affiliates Trust..............    657     19,224
        New Senior Investment Group, Inc...............    867      4,847
        New York Mortgage Trust, Inc...................  1,976     12,449
        NexPoint Residential Trust, Inc................    218      8,173
        NorthStar Realty Europe Corp...................    519      9,254
        Office Properties Income Trust.................    554     15,036
        One Liberty Properties, Inc....................    176      4,981
        Orchid Island Capital, Inc.....................    568      3,732
        Pebblebrook Hotel Trust........................  1,508     49,100
        Pennsylvania Real Estate Investment Trust......    799      4,810
        PennyMac Mtg. Investment Trust.................    696     14,616
        Physicians Realty Trust........................  2,121     38,305
        Piedmont Office Realty Trust, Inc., Class A....  1,465     30,501
        PotlatchDeltic Corp............................    770     29,768
        Preferred Apartment Communities, Inc., Class A.    476      7,445
        PS Business Parks, Inc.........................    231     35,486
        QTS Realty Trust, Inc., Class A................    592     26,847
        Ready Capital Corp.............................    343      5,183
        Redwood Trust, Inc.............................  1,109     18,143
        Retail Opportunity Investments Corp............  1,305     22,903
        Rexford Industrial Realty, Inc.................  1,072     40,618
        RLJ Lodging Trust..............................  2,019     37,170
        RPT Realty.....................................    921     11,172
        Ryman Hospitality Properties, Inc..............    519     41,312
        Sabra Health Care REIT, Inc....................  2,066     40,411
        Safehold, Inc..................................     92      2,321
        Saul Centers, Inc..............................    137      7,309
        Seritage Growth Properties, Class A............    379     16,900
        Spirit MTA REIT................................    500      3,370
        STAG Industrial, Inc...........................  1,136     32,694
        Summit Hotel Properties, Inc...................  1,201     13,944
        Sunstone Hotel Investors, Inc..................  2,650     38,160
        Tanger Factory Outlet Centers, Inc.............  1,067     19,270
        Terreno Realty Corp............................    698     31,166
        Tier REIT, Inc.................................    623     17,656
        TPG RE Finance Trust, Inc......................    408      8,042
        UMH Properties, Inc............................ 34,269    481,479
        Universal Health Realty Income Trust...........    149     12,072
        Urban Edge Properties..........................  1,270     23,584
        Urstadt Biddle Properties, Inc., Class A.......    343      7,522
        Washington Prime Group, Inc....................  2,170      9,657
        Washington Real Estate Investment Trust........    929     26,235
        Western Asset Mtg. Capital Corp................    543      5,712
        Xenia Hotels & Resorts, Inc....................  1,308     28,318
                                                               ----------
                                                                2,688,981
                                                               ----------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
        Cushman & Wakefield PLC+.......................    739     14,514
        HFF, Inc., Class A.............................    436     20,749
        Marcus & Millichap, Inc.+......................    226      9,740
        Maui Land & Pineapple Co., Inc.+...............     79        946
        Newmark Group, Inc., Class A...................  1,734     14,774
        RE/MAX Holdings, Inc., Class A.................    207      8,969
        Redfin Corp.+..................................    919     19,005

                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
          ------------------------------------------------------------
          REAL ESTATE MANAGEMENT/SERVICES (CONTINUED)
            RMR Group, Inc., Class A..................     82 $  4,743
                                                              --------
                                                                93,440
                                                              --------
          REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.1%
            American Realty Investors, Inc.+..........     24      329
            Consolidated-Tomoka Land Co...............     44    2,728
            Forestar Group, Inc.+.....................    122    2,351
            FRP Holdings, Inc.+.......................     82    4,157
            Griffin Industrial Realty, Inc............     10      365
            Legacy Housing Corp.+.....................     54      655
            McGrath RentCorp..........................    280   17,360
            Stratus Properties, Inc.+.................     68    1,821
            Transcontinental Realty Investors, Inc.+..     19      617
            Trinity Place Holdings, Inc.+.............    204      800
            Whitestone REIT...........................    443    5,684
                                                              --------
                                                                36,867
                                                              --------
          RECREATIONAL CENTERS -- 0.1%
            Planet Fitness, Inc., Class A+............  1,027   77,744
            Town Sports International Holdings, Inc.+.    168      610
                                                              --------
                                                                78,354
                                                              --------
          RECREATIONAL VEHICLES -- 1.0%
            Camping World Holdings, Inc., Class A.....    376    5,610
            Malibu Boats, Inc., Class A+..............  6,666  277,439
            MasterCraft Boat Holdings, Inc.+.......... 12,623  312,293
                                                              --------
                                                               595,342
                                                              --------
          RENTAL AUTO/EQUIPMENT -- 0.2%
            Aaron's, Inc..............................    804   44,775
            Avis Budget Group, Inc.+..................    757   26,911
            CAI International, Inc.+..................    200    4,966
            Herc Holdings, Inc.+......................    279   13,436
            Hertz Global Holdings, Inc.+..............    637   11,581
            Rent-A-Center, Inc.+......................    515   12,839
            Textainer Group Holdings, Ltd.+...........    317    3,040
                                                              --------
                                                               117,548
                                                              --------
          RESORTS/THEME PARKS -- 0.1%
            Marriott Vacations Worldwide Corp.........    452   47,745
            SeaWorld Entertainment, Inc.+.............    638   16,983
                                                              --------
                                                                64,728
                                                              --------
          RETAIL-APPAREL/SHOE -- 0.7%
            Abercrombie & Fitch Co., Class A..........    766   22,896
            American Eagle Outfitters, Inc............  1,873   44,540
            Ascena Retail Group, Inc.+................  2,033    2,419
            Boot Barn Holdings, Inc.+.................    325    9,357
            Buckle, Inc...............................    334    6,172
            Caleres, Inc..............................    489   12,826
            Cato Corp., Class A.......................    258    3,911
            Chico's FAS, Inc..........................  1,444    5,054
            Children's Place, Inc.....................    183   20,646
            Designer Brands, Inc......................    798   17,756
            Duluth Holdings, Inc., Class B+...........     96    1,528
            Express, Inc.+............................    777    2,859
            Francesca's Holdings Corp.+...............    404      279
            Genesco, Inc.+............................    229   10,261
            Guess?, Inc...............................    669   13,628
            J. Jill, Inc..............................    191    1,072
            RTW RetailWinds, Inc.+.................... 94,099  218,310

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
           ---------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           RETAIL-APPAREL/SHOE (CONTINUED)
             Shoe Carnival, Inc.....................   118  $  4,208
             Tailored Brands, Inc...................   577     4,703
             Tilly's, Inc., Class A.................   238     2,799
             Vera Bradley, Inc.+....................   256     3,144
             Winmark Corp...........................    29     5,352
                                                            --------
                                                             413,720
                                                            --------
           RETAIL-APPLIANCES -- 0.0%
             Conn's, Inc.+..........................   228     5,898
                                                            --------
           RETAIL-AUTOMOBILE -- 0.8%
             America's Car-Mart, Inc.+..............    67     6,636
             Asbury Automotive Group, Inc.+.........   225    18,041
             Carvana Co.+...........................   376    26,907
             Group 1 Automotive, Inc................   214    16,758
             Lithia Motors, Inc., Class A...........   258    29,288
             Rush Enterprises, Inc., Class A........ 8,824   374,226
             Rush Enterprises, Inc., Class B........    51     2,142
             Sonic Automotive, Inc., Class A........   278     5,624
                                                            --------
                                                             479,622
                                                            --------
           RETAIL-BEDDING -- 0.1%
             Bed Bath & Beyond, Inc................. 1,530    25,566
                                                            --------
           RETAIL-BOOKSTORES -- 0.0%
             Barnes & Noble Education, Inc.+........   452     1,943
             Barnes & Noble, Inc....................   692     3,481
                                                            --------
                                                               5,424
                                                            --------
           RETAIL-BUILDING PRODUCTS -- 0.1%
             At Home Group, Inc.+...................   521    12,238
             Beacon Roofing Supply, Inc.+...........   792    29,827
             BMC Stock Holdings, Inc.+..............   783    16,114
             Foundation Building Materials, Inc.+...   171     2,324
             GMS, Inc.+.............................   378     6,660
             Tile Shop Holdings, Inc................   467     2,270
                                                            --------
                                                              69,433
                                                            --------
           RETAIL-COMPUTER EQUIPMENT -- 0.4%
             PC Connection, Inc.....................   133     4,942
             PCM, Inc.+............................. 8,317   229,466
                                                            --------
                                                             234,408
                                                            --------
           RETAIL-DISCOUNT -- 0.2%
             Big Lots, Inc..........................   466    17,317
             BJ's Wholesale Club Holdings, Inc.+.... 1,481    41,986
             Citi Trends, Inc.......................   139     2,573
             Ollie's Bargain Outlet Holdings, Inc.+.   577    55,184
                                                            --------
                                                             117,060
                                                            --------
           RETAIL-DRUG STORE -- 0.0%
             Rite Aid Corp.+........................   618     5,663
                                                            --------
           RETAIL-FLOOR COVERINGS -- 0.0%
             Lumber Liquidators Holdings, Inc.+.....   330     4,363
                                                            --------
           RETAIL-HAIR SALONS -- 0.0%
             Regis Corp.+...........................   359     6,720
                                                            --------
           RETAIL-HOME FURNISHINGS -- 0.1%
             Bassett Furniture Industries, Inc......   117     2,078
             Haverty Furniture Cos., Inc............   216     5,145
             Kirkland's, Inc.+......................   172     1,011

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
           ---------------------------------------------------------
           RETAIL-HOME FURNISHINGS (CONTINUED)
             La-Z-Boy, Inc..........................   542  $ 17,778
             Lovesac Co.+...........................    66     2,600
             Pier 1 Imports, Inc.+..................   949       861
             RH+....................................   221    23,583
                                                            --------
                                                              53,056
                                                            --------
           RETAIL-JEWELRY -- 0.0%
             Movado Group, Inc......................   183     6,524
             Signet Jewelers, Ltd...................   603    13,977
                                                            --------
                                                              20,501
                                                            --------
           RETAIL-LEISURE PRODUCTS -- 0.0%
             MarineMax, Inc.+.......................   256     4,426
             Party City Holdco, Inc.+...............   658     4,409
                                                            --------
                                                               8,835
                                                            --------
           RETAIL-MAJOR DEPARTMENT STORES -- 0.0%
             J.C. Penney Co., Inc.+................. 3,645     4,994
                                                            --------
           RETAIL-MISC./DIVERSIFIED -- 0.3%
             Container Store Group, Inc.+...........   185     1,598
             Five Below, Inc.+......................   634    92,811
             Gaia, Inc.+............................   131     1,386
             GameStop Corp., Class A................ 1,164    10,069
             Hudson, Ltd., Class A+.................   462     7,087
             PriceSmart, Inc........................   257    15,371
             Sally Beauty Holdings, Inc.+........... 1,400    24,780
                                                            --------
                                                             153,102
                                                            --------
           RETAIL-OFFICE SUPPLIES -- 0.0%
             Office Depot, Inc...................... 6,326    15,182
                                                            --------
           RETAIL-PAWN SHOPS -- 0.1%
             EZCORP, Inc., Class A+.................   592     6,435
             FirstCash, Inc.........................   496    48,449
                                                            --------
                                                              54,884
                                                            --------
           RETAIL-PET FOOD & SUPPLIES -- 0.0%
             Freshpet, Inc.+........................   305    13,621
             PetIQ, Inc.+...........................   183     5,027
             PetMed Express, Inc....................   232     5,069
                                                            --------
                                                              23,717
                                                            --------
           RETAIL-PETROLEUM PRODUCTS -- 0.0%
             World Fuel Services Corp...............   778    24,001
                                                            --------
           RETAIL-REGIONAL DEPARTMENT STORES -- 0.0%
             Dillard's, Inc., Class A...............   129     8,830
                                                            --------
           RETAIL-RESTAURANTS -- 1.7%
             Biglari Holdings, Inc., Class A+.......     1       737
             Biglari Holdings, Inc., Class B+.......    11     1,533
             BJ's Restaurants, Inc..................   243    12,128
             Bloomin' Brands, Inc...................   963    19,250
             Brinker International, Inc.............   436    18,648
             Cannae Holdings, Inc.+.................   801    20,562
             Carrols Restaurant Group, Inc.+........   403     3,953
             Cheesecake Factory, Inc................   491    24,363
             Chuy's Holdings, Inc.+.................   194     3,859
             Cracker Barrel Old Country Store, Inc..   224    37,798
             Dave & Buster's Entertainment, Inc.....   450    25,578
             Del Frisco's Restaurant Group, Inc.+...   384     2,573
             Del Taco Restaurants, Inc.+............   354     3,558

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            RETAIL-RESTAURANTS (CONTINUED)
              Denny's Corp.+........................ 15,727 $292,837
              Dine Brands Global, Inc...............    195   17,289
              El Pollo Loco Holdings, Inc.+.........    252    3,221
              Fiesta Restaurant Group, Inc.+........    276    3,494
              Habit Restaurants, Inc., Class A+.....    237    2,526
              J Alexander's Holdings, Inc.+.........    149    1,637
              Jack in the Box, Inc..................    299   23,053
              Noodles & Co.+........................    163    1,165
              Papa John's International, Inc........    258   13,199
              Potbelly Corp.+.......................    260    2,314
              Red Robin Gourmet Burgers, Inc.+......    151    4,837
              Ruth's Hospitality Group, Inc......... 12,927  335,843
              Shake Shack, Inc., Class A+...........    286   17,532
              Texas Roadhouse, Inc..................    787   42,506
              Wingstop, Inc.........................    337   25,366
                                                            --------
                                                             961,359
                                                            --------
            RETAIL-SPORTING GOODS -- 0.0%
              Big 5 Sporting Goods Corp.............    233      613
              Hibbett Sports, Inc.+.................    212    4,389
              Sportsman's Warehouse Holdings, Inc.+.    431    1,922
              Zumiez, Inc.+.........................    216    5,752
                                                            --------
                                                              12,676
                                                            --------
            RETAIL-VISION SERVICE CENTER -- 0.0%
              National Vision Holdings, Inc.+.......    730   19,710
                                                            --------
            RETAIL-VITAMINS & NUTRITION SUPPLEMENTS -- 0.0%
              GNC Holdings, Inc., Class A+..........    953    2,116
                                                            --------
            RETIREMENT/AGED CARE -- 0.0%
              Brookdale Senior Living, Inc.+........  2,171   13,417
              Capital Senior Living Corp.+..........    286    1,201
                                                            --------
                                                              14,618
                                                            --------
            RUBBER-TIRES -- 0.0%
              Cooper Tire & Rubber Co...............    589   17,588
                                                            --------
            RUBBER/PLASTIC PRODUCTS -- 0.1%
              Myers Industries, Inc.................    409    7,317
              Proto Labs, Inc.+.....................    315   34,584
              Raven Industries, Inc.................    416   16,187
              Trinseo SA............................    497   22,340
                                                            --------
                                                              80,428
                                                            --------
            SATELLITE TELECOM -- 0.1%
              Gogo, Inc.+...........................    670    3,524
              Intelsat SA+..........................    647   13,096
              Iridium Communications, Inc.+.........  1,115   30,618
              KVH Industries, Inc.+.................    190    1,862
              Loral Space & Communications, Inc.+...    149    5,486
                                                            --------
                                                              54,586
                                                            --------
            SAVINGS & LOANS/THRIFTS -- 0.6%
              Axos Financial, Inc.+.................    673   22,021
              Banc of California, Inc...............    500    7,255
              BankFinancial Corp....................    148    2,221
              Berkshire Hills Bancorp, Inc..........    473   14,185
              Brookline Bancorp, Inc................    917   13,801
              Capitol Federal Financial, Inc........  1,528   21,086
              Community Bankers Trust Corp..........    249    1,962

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
             ------------------------------------------------------
             SAVINGS & LOANS/THRIFTS (CONTINUED)
               Dime Community Bancshares, Inc......   365  $  7,355
               Entegra Financial Corp.+............    78     2,301
               ESSA Bancorp, Inc...................   110     1,684
               First Defiance Financial Corp.......   232     6,846
               First Financial Northwest, Inc......    95     1,589
               First Savings Financial Group, Inc..    21     1,220
               Flushing Financial Corp.............   312     7,051
               FS Bancorp, Inc.....................    45     2,326
               Greene County Bancorp, Inc..........    35     1,082
               Hingham Institution for Savings.....    15     2,775
               Home Bancorp, Inc...................    91     3,334
               HomeTrust Bancshares, Inc...........   196     4,971
               Investors Bancorp, Inc.............. 2,759    32,418
               Malvern Bancorp, Inc.+..............    88     1,865
               Meridian Bancorp, Inc...............   558     9,609
               MutualFirst Financial, Inc..........    68     2,033
               Northfield Bancorp, Inc.............   509     7,635
               Northwest Bancshares, Inc........... 1,111    19,365
               OceanFirst Financial Corp...........   551    13,874
               Oconee Federal Financial Corp.......    21       551
               Oritani Financial Corp..............   447     7,755
               Pacific Premier Bancorp, Inc........   529    15,378
               Provident Financial Services, Inc...   713    18,909
               Prudential Bancorp, Inc.............   102     1,781
               Riverview Bancorp, Inc..............   246     1,825
               SI Financial Group, Inc.............   129     1,847
               Southern Missouri Bancorp, Inc......    85     2,852
               Territorial Bancorp, Inc............    90     2,606
               Timberland Bancorp, Inc.............    85     2,652
               United Community Financial Corp.....   554     5,102
               United Financial Bancorp, Inc.......   589     7,769
               Washington Federal, Inc.............   941    31,185
               Waterstone Financial, Inc...........   287     4,753
               WSFS Financial Corp.................   589    25,433
                                                           --------
                                                            342,262
                                                           --------
             SCHOOLS -- 0.3%
               Adtalem Global Education, Inc.+.....   667    32,897
               American Public Education, Inc.+....   186     5,952
               Career Education Corp.+.............   789    14,320
               Chegg, Inc.+........................ 1,259    44,883
               K12, Inc.+..........................   434    13,072
               Laureate Education, Inc., Class A+.. 1,101    17,330
               Rosetta Stone, Inc.+................   231     5,826
               Strategic Education, Inc............   243    34,834
                                                           --------
                                                            169,114
                                                           --------
             SECURITY SERVICES -- 0.1%
               Brink's Co..........................   584    46,679
                                                           --------
             SEISMIC DATA COLLECTION -- 0.0%
               Dawson Geophysical Co.+.............   245       686
                                                           --------
             SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.1%
               Cirrus Logic, Inc.+.................   690    32,830
               MaxLinear, Inc.+....................   735    19,779
               Power Integrations, Inc.............   333    26,314
                                                           --------
                                                             78,923
                                                           --------
             SEMICONDUCTOR EQUIPMENT -- 0.7%
               ACM Research, Inc., Class A+........    97     1,671

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 3)
       -----------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       SEMICONDUCTOR EQUIPMENT (CONTINUED)
         Aquantia Corp.+.................................    254 $  2,416
         Axcelis Technologies, Inc.+.....................    377    8,026
         Brooks Automation, Inc..........................    807   30,271
         Cabot Microelectronics Corp.....................    330   41,662
         Cohu, Inc.......................................    460    6,822
         Entegris, Inc...................................  1,648   67,337
         FormFactor, Inc.+...............................    859   16,278
         inTEST Corp.+................................... 31,180  206,412
         Nanometrics, Inc.+..............................    265    7,894
         Ultra Clean Holdings, Inc.+.....................    446    5,339
         Veeco Instruments, Inc.+........................    551    6,711
                                                                 --------
                                                                  400,839
                                                                 --------
       SILVER MINING -- 0.0%
         Pan American Silver Corp. CVR+(1)(3)............  3,628      762
                                                                 --------
       STEEL PIPE & TUBE -- 0.0%
         Advanced Drainage Systems, Inc..................    420   11,781
         Northwest Pipe Co.+.............................    111    2,661
         Omega Flex, Inc.................................     34    2,878
         TimkenSteel Corp.+..............................    464    4,705
                                                                 --------
                                                                   22,025
                                                                 --------
       STEEL-PRODUCERS -- 0.1%
         AK Steel Holding Corp.+.........................  3,658    8,853
         Carpenter Technology Corp.......................    542   26,921
         Commercial Metals Co............................  1,352   23,376
         Schnitzer Steel Industries, Inc., Class A.......    304    7,211
         Shiloh Industries, Inc.+........................    174      995
                                                                 --------
                                                                   67,356
                                                                 --------
       STEEL-SPECIALTY -- 0.3%
         Allegheny Technologies, Inc.+...................  1,458   36,333
         Universal Stainless & Alloy Products, Inc.+.....  8,372  120,473
                                                                 --------
                                                                  156,806
                                                                 --------
       STORAGE/WAREHOUSING -- 0.0%
         Mobile Mini, Inc................................    516   18,586
                                                                 --------
       SUPRANATIONAL BANKS -- 0.0%
         Banco Latinoamericano de Comercio Exterior SA,
          Class E........................................    355    7,679
                                                                 --------
       TELECOM EQUIPMENT-FIBER OPTICS -- 0.6%
         Acacia Communications, Inc.+....................    318   18,406
         Ciena Corp.+....................................  1,664   63,831
         Clearfield, Inc.+............................... 11,040  162,730
         Finisar Corp.+..................................  1,362   32,838
         Harmonic, Inc.+.................................    987    5,586
         Viavi Solutions, Inc.+..........................  2,640   35,112
                                                                 --------
                                                                  318,503
                                                                 --------
       TELECOM SERVICES -- 0.1%
         Consolidated Communications Holdings, Inc.......    815    4,206
         GTT Communications, Inc.+.......................    493   20,681
         HC2 Holdings, Inc.+.............................    494    1,057
         Ooma, Inc.+.....................................    219    2,954
         ORBCOMM, Inc.+..................................    849    6,147
         RigNet, Inc.+...................................    163    1,531
         Spok Holdings, Inc..............................    213    2,950
         Vonage Holdings Corp.+..........................  2,567   24,951
                                                                 --------
                                                                   64,477
                                                                 --------

                                                                   VALUE
                     SECURITY DESCRIPTION                  SHARES (NOTE 3)
     ---------------------------------------------------------------------
     TELECOMMUNICATION EQUIPMENT -- 0.5%
       ADTRAN, Inc........................................    556 $  9,530
       Aerohive Networks, Inc.+...........................    385    1,301
       Airgain, Inc.+..................................... 13,134  209,750
       Casa Systems, Inc.+................................    301    2,886
       DASAN Zhone Solutions, Inc.+.......................     68      779
       Digi International, Inc.+..........................    318    4,093
       Plantronics, Inc...................................    385   19,820
       Preformed Line Products Co.........................     36    2,030
       Quantenna Communications, Inc.+....................    397    9,667
                                                                  --------
                                                                   259,856
                                                                  --------
     TELEPHONE-INTEGRATED -- 0.1%
       Cincinnati Bell, Inc.+.............................    532    4,735
       Frontier Communications Corp.+.....................  1,211    3,451
       Shenandoah Telecommunications Co...................    542   22,401
                                                                  --------
                                                                    30,587
                                                                  --------
     TELEVISION -- 0.4%
       Central European Media Enterprises, Ltd., Class A+.  1,013    4,011
       Gray Television, Inc.+.............................    928   21,743
       Nexstar Media Group, Inc., Class A.................    520   60,866
       Sinclair Broadcast Group, Inc., Class A............    785   35,945
       TEGNA, Inc.........................................  2,518   40,087
       World Wrestling Entertainment, Inc., Class A.......    500   41,925
                                                                  --------
                                                                   204,577
                                                                  --------
     TEXTILE-APPAREL -- 0.0%
       Unifi, Inc.+.......................................    181    3,656
                                                                  --------
     TEXTILE-PRODUCTS -- 0.0%
       Culp, Inc..........................................    130    2,668
                                                                  --------
     THEATERS -- 0.0%
       AMC Entertainment Holdings, Inc., Class A..........    603    9,141
       Reading International, Inc., Class A+..............    195    2,976
                                                                  --------
                                                                    12,117
                                                                  --------
     THERAPEUTICS -- 0.4%
       Akebia Therapeutics, Inc.+.........................    996    6,016
       Anika Therapeutics, Inc.+..........................    161    5,128
       Fennec Pharmaceuticals, Inc.+......................    140      623
       Flexion Therapeutics, Inc.+........................    390    4,134
       G1 Therapeutics, Inc.+.............................    269    5,757
       La Jolla Pharmaceutical Co.+.......................    249    2,004
       MannKind Corp.+....................................  1,897    2,921
       Mersana Therapeutics, Inc.+........................    146      718
       Mirati Therapeutics, Inc.+.........................    249   14,813
       Portola Pharmaceuticals, Inc.+.....................    756   26,687
       Proteostasis Therapeutics, Inc.+...................    398      438
       Recro Pharma, Inc.+................................ 17,766  155,097
       Xencor, Inc.+......................................    542   16,645
       Zafgen, Inc.+......................................    354      906
                                                                  --------
                                                                   241,887
                                                                  --------
     TOBACCO -- 0.6%
       22nd Century Group, Inc.+..........................  1,349    2,954
       Pyxus International, Inc.+.........................     97    2,215
       Turning Point Brands, Inc..........................  6,769  289,510
       Universal Corp.....................................    287   15,458
       Vector Group, Ltd..................................  1,189   11,331
                                                                  --------
                                                                   321,468
                                                                  --------

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
        ----------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        TOYS -- 0.0%
          Funko, Inc., Class A+.........................   129  $  2,558
                                                                --------
        TRAFFIC MANAGEMENT SYS -- 0.0%
          Arlo Technologies, Inc.+......................   856     3,398
                                                                --------
        TRANSACTIONAL SOFTWARE -- 0.1%
          ACI Worldwide, Inc.+.......................... 1,332    47,313
          InnerWorkings, Inc.+..........................   500     1,690
                                                                --------
                                                                  49,003
                                                                --------
        TRANSPORT-AIR FREIGHT -- 0.1%
          Air Transport Services Group, Inc.+...........   678    15,953
          Atlas Air Worldwide Holdings, Inc.+...........   275    13,280
                                                                --------
                                                                  29,233
                                                                --------
        TRANSPORT-EQUIPMENT & LEASING -- 0.1%
          GATX Corp.....................................   436    33,629
          General Finance Corp.+........................   128     1,190
          Greenbrier Cos., Inc..........................   367    13,040
          Willis Lease Finance Corp.+...................    35     1,740
                                                                --------
                                                                  49,599
                                                                --------
        TRANSPORT-MARINE -- 0.2%
          Ardmore Shipping Corp.+.......................   388     2,708
          Costamare, Inc................................   582     3,515
          DHT Holdings, Inc............................. 1,067     5,687
          Dorian LPG, Ltd.+.............................   322     2,582
          Eagle Bulk Shipping, Inc.+....................   554     3,019
          Frontline, Ltd.+..............................   893     7,314
          GasLog, Ltd...................................   473     7,393
          Genco Shipping & Trading, Ltd.+...............   113     1,141
          Golar LNG, Ltd................................ 1,099    21,475
          International Seaways, Inc.+..................   253     4,508
          Nordic American Tankers, Ltd.................. 1,628     3,484
          Overseas Shipholding Group, Inc., Class A+....   662     1,205
          Safe Bulkers, Inc.+...........................   590     1,056
          Scorpio Bulkers, Inc..........................   633     3,406
          Scorpio Tankers, Inc..........................   530    13,663
          SEACOR Holdings, Inc.+........................   199     8,864
          Ship Finance International, Ltd...............   942    12,020
          Teekay Corp...................................   795     3,307
          Teekay Tankers, Ltd., Class A+................ 2,219     2,419
          Tidewater, Inc.+..............................   346     7,785
                                                                --------
                                                                 116,551
                                                                --------
        TRANSPORT-SERVICES -- 0.1%
          CryoPort, Inc.+...............................   317     4,460
          Daseke, Inc.+.................................   476     2,456
          Echo Global Logistics, Inc.+..................   325     7,456
          Forward Air Corp..............................   335    21,212
          Hub Group, Inc., Class A+.....................   379    15,755
          Matson, Inc...................................   492    19,488
          Park-Ohio Holdings Corp.......................   104     3,810
          Radiant Logistics, Inc.+......................   452     2,956
          Universal Logistics Holdings, Inc.............    97     2,369
                                                                --------
                                                                  79,962
                                                                --------
        TRANSPORT-TRUCK -- 0.1%
          ArcBest Corp..................................   298     9,107
          Covenant Transportation Group, Inc., Class A+.   143     2,793
          Heartland Express, Inc........................   543    10,686

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
        ----------------------------------------------------------------
        TRANSPORT-TRUCK (CONTINUED)
          Marten Transport, Ltd.........................    454 $  8,980
          P.A.M. Transportation Services, Inc.+.........     25    1,251
          Saia, Inc.+...................................    298   19,188
          US Xpress Enterprises, Inc. Class A+..........    263    1,773
          USA Truck, Inc.+..............................     92    1,310
          Werner Enterprises, Inc.......................    541   18,123
          YRC Worldwide, Inc.+..........................    385    2,622
                                                                --------
                                                                  75,833
                                                                --------
        TRAVEL SERVICES -- 0.0%
          Liberty TripAdvisor Holdings, Inc., Class A+..    843   12,426
                                                                --------
        VENTURE CAPITAL -- 0.0%
          Safeguard Scientifics, Inc.+..................    224    2,563
                                                                --------
        VETERINARY DIAGNOSTICS -- 0.1%
          Heska Corp.+..................................     79    6,135
          Neogen Corp.+.................................    584   35,426
                                                                --------
                                                                  41,561
                                                                --------
        VIRTUAL REALITY PRODUCTS -- 0.0%
          Vuzix Corp.+..................................    273      647
                                                                --------
        VITAMINS & NUTRITION PRODUCTS -- 0.0%
          Natural Grocers by Vitamin Cottage, Inc.+.....    105    1,300
          Natural Health Trends Corp....................     86      994
          Nature's Sunshine Products, Inc.+.............     99      891
          USANA Health Sciences, Inc.+..................    147   12,269
                                                                --------
                                                                  15,454
                                                                --------
        WATER -- 0.5%
          American States Water Co......................    425   30,247
          Artesian Resources Corp., Class A.............     92    3,338
          California Water Service Group................    558   28,118
          Connecticut Water Service, Inc................    140    9,600
          Consolidated Water Co., Ltd...................    171    2,165
          Global Water Resources, Inc...................    126    1,228
          Middlesex Water Co............................    185   10,728
          PICO Holdings, Inc.+..........................    228    2,606
          SJW Group.....................................    276   17,129
          York Water Co.................................  5,044  171,647
                                                                --------
                                                                 276,806
                                                                --------
        WATER TREATMENT SYSTEMS -- 1.4%
          AquaVenture Holdings, Ltd.+...................    127    2,470
          Energy Recovery, Inc.+........................ 48,038  467,410
          Evoqua Water Technologies Corp.+..............    879   11,972
          Pure Cycle Corp.+............................. 32,445  326,072
                                                                --------
                                                                 807,924
                                                                --------
        WEB HOSTING/DESIGN -- 0.1%
          Endurance International Group Holdings, Inc.+.    815    4,507
          NIC, Inc......................................    747   12,893
          Q2 Holdings, Inc.+............................    434   32,732
                                                                --------
                                                                  50,132
                                                                --------
        WEB PORTALS/ISP -- 0.0%
          Meet Group, Inc.+.............................    825    4,587
          Remark Holdings, Inc.+........................    334      421
                                                                --------
                                                                   5,008
                                                                --------
        WIRE & CABLE PRODUCTS -- 0.1%
          Belden, Inc...................................    469   26,053

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

                                                        VALUE
                    SECURITY DESCRIPTION       SHARES  (NOTE 3)
               --------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRE & CABLE PRODUCTS (CONTINUED)
                 Encore Wire Corp.............    236 $    13,993
                 Insteel Industries, Inc......    212       4,439
                                                      -----------
                                                           44,485
                                                      -----------
               WIRELESS EQUIPMENT -- 0.7%
                 CalAmp Corp.+................ 21,734     317,534
                 InterDigital, Inc............    391      25,568
                 Maxar Technologies, Inc......    658       3,244
                 pdvWireless, Inc.+...........    110       4,378
                 Ribbon Communications, Inc.+.    626       3,355
                 ViaSat, Inc.+................    643      58,397
                                                      -----------
                                                          412,476
                                                      -----------
               WOUND, BURN & SKIN CARE -- 0.0%
                 Dermira, Inc.+...............    404       4,480
                                                      -----------
               X-RAY EQUIPMENT -- 0.0%
                 Varex Imaging Corp.+.........    443      14,548
                 ViewRay, Inc.+...............    733       5,102
                                                      -----------
                                                           19,650
                                                      -----------
               TOTAL COMMON STOCKS
                  (cost $49,560,393)..........         55,747,836
                                                      -----------
               EXCHANGE-TRADED FUNDS -- 0.3%
                 iShares Russell 2000 ETF
                  (cost $158,503).............  1,014     160,506
                                                      -----------
               TOTAL LONG-TERM INVESTMENT SECURITIES
                  (cost $49,718,896)..........         55,908,342
                                                      -----------

                                                        PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                   AMOUNT    (NOTE 3)
   -------------------------------------------------------------------------
   SHORT-TERM INVESTMENT SECURITIES -- 0.5%
   U.S. GOVERNMENT TREASURIES -- 0.5%
     United States Treasury Bills
      2.42% due 07/11/2019(2).......................... $100,000  $    99,531
      2.53% due 07/18/2019(2)..........................  100,000       99,486
      2.54% due 07/18/2019(2)..........................   50,000       49,743
      2.60% due 08/15/2019(2)..........................   60,000       59,579
                                                                  -----------
   TOTAL SHORT-TERM INVESTMENT SECURITIES
      (cost $308,268)..................................               308,339
                                                                  -----------
   REPURCHASE AGREEMENTS -- 0.3%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.50%, dated 04/30/2019, to
      be repurchased 05/01/2019 in the amount of
      $161,002 and collateralized by $165,000 of
      United States Treasury Notes, bearing interest
      at 2.75%, due 07/31/2023 and having an
      approximate value of $169,074
      (cost $161,000)..................................  161,000      161,000
                                                                  -----------
   TOTAL INVESTMENTS
      (cost $50,188,164)(4)............................     98.8%  56,377,681
   Other assets less liabilities.......................      1.2      672,661
                                                        --------  -----------
   NET ASSETS                                              100.0% $57,050,342
                                                        ========  ===========

--------
 +  Non-income producing security
 (1)Securities classified as Level 3 (see Note 3).
 (2)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
 (3)Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2019, the Fund held the following restricted securities:

                                  ACQUISITION         ACQUISITION         VALUE      % OF
          DESCRIPTION                DATE     SHARES     COST     VALUE PER SHARE NET ASSETS
--------------------------------  ----------- ------  ----------- ----- --------- ----------
Common Stocks
  Pan American Silver Corp., CVR  06/22/2018  3,628     $1,118    $762    $0.31      0.00%
                                                                  ====               ====

 (4)See Note 6 for cost of investments on a tax basis.

 CVR -- Contingent Value Rights
 ETF -- Exchange-Traded Funds

FUTURES CONTRACTS
-------------------------------------------------------------------------------------------
                                                                               UNREALIZED
NUMBER OF                                                  NOTIONAL NOTIONAL  APPRECIATION
CONTRACTS TYPE       DESCRIPTION          EXPIRATION MONTH  BASIS*   VALUE*  (DEPRECIATION)
--------- ----       -----                ---------------- -------- -------- --------------
    6     Long E-Mini Russell 2000 Index     June 2019     $466,852 $478,260    $11,408
                                                                                =======

--------
 * Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

        SUNAMERICA SPECIALTY SERIES -- AIG SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2019 -- (UNAUDITED) (CONTINUED)

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2019 (see Note 3):

                                   LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                       QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                   --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Chemicals-Plastics..............      $    28,607          $     --              $   95         $    28,702
  Finance-Commercial..............          260,482                --                 194             260,676
  Medical-Biomedical/Gene.........        2,924,480                --                   0           2,924,480
  Medical-Drugs...................        1,304,437                --                  57           1,304,494
  Metal-Diversified...............               --                --                   0                   0
  Multimedia......................           28,959                --                   0              28,959
  Silver Mining...................               --                --                 762                 762
  Other Industries................       51,199,763                --                  --          51,199,763
Exchange-Traded Funds.............          160,506                --                  --             160,506
Short-Term Investments Securities.               --           308,339                  --             308,339
Repurchase Agreements.............               --           161,000                  --             161,000
                                        -----------          --------              ------         -----------
TOTAL INVESTMENTS AT VALUE........      $55,907,234          $469,339              $1,108         $56,377,681
                                        ===========          ========              ======         ===========
Other Financial Instruments:+
Futures Contracts.................      $    11,408          $     --              $   --         $    11,408
                                        ===========          ========              ======         ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)

NOTE 1. ORGANIZATION

   SunAmerica Specialty Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of six different investment funds (each a "Fund" and collectively, the "Funds") as of April 30, 2019. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: AIG Commodity Strategy Fund (the "Commodity Strategy Fund"), AIG ESG Dividend Fund (the "ESG Dividend Fund"), AIG Focused Alpha Large-Cap Fund (the "Focused Alpha Large-Cap Fund"), AIG Focused Growth Fund (the "Focused Growth Fund"), AIG Income Explorer Fund (the "Income Explorer Fund") and AIG Small-Cap Fund ("the Small-Cap Fund").

   Effective February 28, 2019, AIG Focused Multi-Cap Growth Fund changed its name to AIG Focused Growth Fund.

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   The Commodity Strategy Fund seeks to provide long-term total return through a strategy that is designed to provide diversified exposure to the commodities markets. The Fund seeks to achieve its investment goal by investing its assets in a combination of commodity-linked derivative instruments and fixed income securities.

   The ESG Dividend Fund seeks to provide total return including capital appreciation and current income, employing a "buy and hold" strategy with up to forty dividend yielding equity securities selected annually from the Russell 1000(R) Index that meet the Fund's ESG standards.

   The Focused Alpha Large-Cap Fund seeks to provide growth of capital through active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-cap companies.

   The Focused Growth Fund seeks to provide growth of capital through active trading of equity securities of large, small and mid-cap companies.

   The Income Explorer Fund seeks to provide high current income with a secondary objective of capital appreciation primarily by strategically allocating its assets among a preferred securities strategy, closed-end fund strategy and global dividend equity strategy. Through this combination of investments, the Fund expects to gain exposure to a broad range of income-producing investments, including both fixed income and equity securities.

   The Small-Cap Fund seeks to provide long-term growth of capital by strategically allocating its assets between a small-cap index strategy and a micro-cap growth strategy.

   Each Fund, except for the Focused Alpha Large-Cap Fund and Focused Growth Fund, is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within one year of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

NOTE 2. BASIS FOR CONSOLIDATION FOR THE SUNAMERICA COMMODITY STRATEGY CAYMAN FUND LTD.

   The AIG Commodity Strategy Cayman Fund Ltd. (the "Commodity Strategy Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund's prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of April 30, 2019, net assets of the Commodity Strategy Fund were $33,639,820, of which approximately $6,310,023, or approximately 18.8%, represented the Commodity Strategy Fund's ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)

   based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of April 30, 2019 is reported on a schedule at the end of each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)

   adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

   Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS:

   FUTURES: During the period, the Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Small-Cap Fund entered into futures transactions for investment purposes in order to provide exposure to U.S and non-U.S. equity markets.

   A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)

   an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

   Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.

   FORWARD FOREIGN CURRENCY CONTRACTS: During the period, the Income Explorer Fund used forward contracts for investment purposes in order to gain currency exposure.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

   Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.

   OPTIONS: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


   Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement and assets and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

   Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.

   SWAP CONTRACTS: Certain Funds may enter into credit default, interest rate and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

   TOTAL RETURN SWAPS: During the period, the Commodity Strategy Fund used total return swaps for investment purposes in order to provide exposure to commodities.

   Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

   The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund's risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

   Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund's Portfolio of Investments.

   RISKS OF ENTERING INTO SWAP AGREEMENTS: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)

   meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

   RISKS OF COMMODITY-LINKED DERIVATIVES: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

   MASTER AGREEMENTS: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following tables represent the value of derivatives held as of April 30, 2019, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended April 30, 2019. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of April 30, 2019, please refer to a schedule at the end of each Fund's Portfolio of Investments.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


                                                            ASSET DERIVATIVES
                     -----------------------------------------------------------------------------------------------
                        INTEREST                                                                 FOREIGN
                          RATE           EQUITY                                                  EXCHANGE
                        CONTRACTS       CONTRACTS               COMMODITY CONTRACTS             CONTRACTS
                     --------------- --------------- ----------------------------------------- ------------
                                                                                                 FOREIGN
                         FUTURES         FUTURES         FUTURES       OPTIONS        SWAP       EXCHANGE
FUND                 CONTRACTS(1)(8) CONTRACTS(1)(8) CONTRACTS(1)(8) PURCHASED(2) CONTRACTS(6) CONTRACTS(3)  TOTAL
----                 --------------- --------------- --------------- ------------ ------------ ------------ --------
Commodity Strategy#.       $--             $--          $103,900        $4,675       $5,927       $   --    $114,502
Income Explorer.....        --              --                --            --           --        3,655       3,655
Small-Cap...........        --              --                --            --           --           --          --

                                                          LIABILITY DERIVATIVES
                     -----------------------------------------------------------------------------------------------
                        INTEREST                                                                 FOREIGN
                          RATE           EQUITY                                                  EXCHANGE
                        CONTRACTS       CONTRACTS               COMMODITY CONTRACTS             CONTRACTS
                     --------------- --------------- ----------------------------------------- ------------
                                                                                                 FOREIGN
                         FUTURES         FUTURES         FUTURES       OPTIONS        SWAP       EXCHANGE
FUND                 CONTRACTS(1)(8) CONTRACTS(1)(8) CONTRACTS(1)(8)  WRITTEN(4)  CONTRACTS(7) CONTRACTS(5)  TOTAL
----                 --------------- --------------- --------------- ------------ ------------ ------------ --------
Commodity Strategy#.       $--             $--          $103,730        $   --       $   --       $   --    $103,730
Income Explorer.....        --              --                --            --           --          248         248
Small-Cap...........        --              --             2,400            --           --                    2,400

--------
STATEMENT OF ASSETS AND LIABILITIES LOCATION:

(1)Variation margin on futures contracts
(2)Investments, at value
(3)Unrealized appreciation on forward foreign currency contracts
(4)Call and put options written, at value
(5)Unrealized depreciation on forward foreign currency contracts
(6)Unrealized appreciation on swap contracts
(7)Unrealized depreciation on swap contracts
(8)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund's Portfolio of Investments in the following amounts:

                       CUMULATIVE
                       UNREALIZED
                      APPRECIATION
FUND                 (DEPRECIATION)
----                 --------------
Commodity Strategy#.   $(532,044)
Small-Cap...........      11,408

--------
#  Consolidated (see Note 2)

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


                            REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN STATEMENT OF OPERATIONS
                     ----------------------------------------------------------------------------------------------------
                       INTEREST                                                                FOREIGN
                         RATE          EQUITY                                                  EXCHANGE
                      CONTRACTS      CONTRACTS             COMMODITY CONTRACTS                CONTRACTS
                     ------------   ------------   ----------------------------------------  ------------
                                                                                               FOREIGN
                       FUTURES        FUTURES        FUTURES                      SWAP         EXCHANGE
FUND                 CONTRACTS(1)   CONTRACTS(1)   CONTRACTS(1)   OPTIONS*    CONTRACTS(2)   CONTRACTS(3)      TOTAL
----                 ------------   ------------   ------------   --------    ------------   ------------    -----------
Commodity Strategy#.     $--         $      --     $(1,427,590)   $(53,334)    $(508,439)       $   --      $(1,989,363)
Income Explorer.....      --                --              --          --            --            --               --
Small-Cap...........      --          (895,803)             --          --            --            --         (895,803)
                     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN STATEMENT OF OPERATIONS
                     ----------------------------------------------------------------------------------------------------
                       INTEREST                                                                FOREIGN
                         RATE          EQUITY                                                  EXCHANGE
                      CONTRACTS      CONTRACTS             COMMODITY CONTRACTS                CONTRACTS
                     ------------   ------------   ----------------------------------------  ------------
                                                                                               FOREIGN
                       FUTURES        FUTURES        FUTURES                      SWAP         EXCHANGE
FUND                 CONTRACTS(4)   CONTRACTS(4)   CONTRACTS(4)   OPTIONS*    CONTRACTS(5)   CONTRACTS(6)      TOTAL
----                 ------------   ------------   ------------   --------    ------------   ------------    -----------
Commodity Strategy#.     $--         $      --     $   734,557    $  7,937     $  41,954        $   --      $   784,448
Income Explorer.....      --                --              --          --            --         3,407            3,407
Small-Cap...........      --           687,743              --          --            --            --          687,743

--------
*  Includes amounts relating to purchased and written options as follows:

                                                 CHANGE IN UNREALIZED
                     REALIZED GAIN (LOSS) ON   APPRECIATION (DEPRECIATION) ON
                     DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
                     STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
                     ------------------------- -----------------------------
                       COMMODITY CONTRACTS       COMMODITY CONTRACTS
                     ------------------------- -----------------------------
                       OPTIONS      OPTIONS      OPTIONS         OPTIONS
                     PURCHASED(7)  WRITTEN(8)  PURCHASED(9)    WRITTEN(10)
                     ------------  ----------  ------------    -----------
Commodity Strategy#.   $(54,236)      $902        $8,829          $(892)

--------
STATEMENT OF OPERATIONS LOCATION:

(1)Net realized gain (loss) on futures contracts
(2)Net realized gain (loss) on swap contracts
(3)Net realized gain (loss) on forward contracts
(4)Change in unrealized appreciation (depreciation) on futures contracts
(5)Change in unrealized appreciation (depreciation) on swap contracts
(6)Change in unrealized appreciation (depreciation) on forward contracts
(7)Net realized gain (loss) on investments
(8)Net realized gain (loss) on written options contracts
(9)Change in unrealized appreciation (depreciation) on investments
(10)Change in unrealized appreciation (depreciation) on written options contracts
#  Consolidated (see Note 2)

   The following table represents the average monthly balances of derivatives held during the period ended April 30, 2019.

                            AVERAGE AMOUNT OUTSTANDING DURING THE PERIOD
                     ----------------------------------------------------------
                                    FOREIGN    PURCHASED CALL
                       FUTURES      EXCHANGE      OPTIONS       TOTAL RETURN
FUND                 CONTRACTS(2) CONTRACTS(2)  CONTRACTS(1)  SWAP CONTRACTS(1)
----                 ------------ ------------ -------------- -----------------
Commodity Strategy#. $30,675,615    $     --       $6,039        $10,903,989
Income Explorer.....          --     169,963           --                 --
Small-Cap...........   1,930,083          --           --                 --

--------
(1)Amounts represent values in US dollars.
(2)Amounts represent notional amounts in US dollars.
#  Consolidated (see Note 2)

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


   The following tables set forth the Funds' derivative assets and liabilities by counterparty, net of amount available for offset under Master Agreements and net of related collateral pledged/(received) as of April 30, 2019. The repurchase agreements held by the Funds as of April 30, 2019 are subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

                                                  AIG COMMODITY STRATEGY FUND#
                             ----------------------------------------------------------------------
                                     DERIVATIVE ASSETS(1)             DERIVATIVE LIABILITIES(1)
                             ------------------------------------ ---------------------------------
                              FORWARD                              FORWARD                               NET
                              FOREIGN                              FOREIGN                           DERIVATIVE    COLLATERAL
                             CURRENCY             OPTIONS         CURRENCY            OPTIONS          ASSETS       PLEDGED/
COUNTERPARTY                 CONTRACTS OTC SWAPS PURCHASED TOTAL  CONTRACTS OTC SWAPS WRITTEN TOTAL (LIABILITIES) (RECEIVED)(2)
------------                 --------- --------- --------- ------ --------- --------- ------- ----- ------------- -------------
Goldman Sachs International.    $--     $5,927      $--    $5,927    $--       $--      $--    $--     $5,927          $--
                             ========= ========= ========= ====== ========= ========= ======= ===== ============= =============






                                NET
COUNTERPARTY                 AMOUNT(3)
------------                 ---------
Goldman Sachs International.  $5,927
                             =========

--------
(1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
#  Consolidated (see Note 2)

                                                    AIG INCOME EXPLORER FUND
                             ---------------------------------------------------------------------- -             -
                                     DERIVATIVE ASSETS(1)             DERIVATIVE LIABILITIES(1)
                             ------------------------------------ ---------------------------------
                              FORWARD                              FORWARD                               NET
                              FOREIGN                              FOREIGN                           DERIVATIVE    COLLATERAL
                             CURRENCY             OPTIONS         CURRENCY            OPTIONS          ASSETS       PLEDGED/
COUNTERPARTY                 CONTRACTS OTC SWAPS PURCHASED TOTAL  CONTRACTS OTC SWAPS WRITTEN TOTAL (LIABILITIES) (RECEIVED)(2)
------------                 --------- --------- --------- ------ --------- --------- ------- ----- ------------- -------------
Brown Brothers Harriman and
 Co.........................  $3,655      $--       $--    $3,655   $248       $--      $--   $248     $3,407          $--
                             ========= ========= ========= ====== ========= ========= ======= ===== ============= =============

                             -




                                NET
COUNTERPARTY                 AMOUNT(3)
------------                 ---------
Brown Brothers Harriman and
 Co.........................  $3,407
                             =========

--------
(1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   As of April 30, 2019, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

                               PERCENTAGE PRINCIPAL
FUND                           OWNERSHIP   AMOUNT
----                           ---------- ----------
Commodity Strategy............    7.00%   $2,100,000
Commodity Strategy Subsidiary.    2.30       690,000

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated April 30, 2019, bearing interest at a rate of 2.69% per annum, with a principal amount of $30,000,000, a repurchase price of $30,002,442, and a maturity date of May 1, 2019. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.88%  08/15/2028 $29,673,000 $30,708,641

   As of April 30, 2019, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

                               PERCENTAGE PRINCIPAL
FUND                           OWNERSHIP   AMOUNT
----                           ---------- ----------
Commodity Strategy............    7.00%   $1,750,000
Commodity Strategy Subsidiary.    2.30       575,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital, Inc., dated April 30, 2019, bearing interest at a rate of 2.70% per annum, with a principal amount of $25,000,000, a repurchase price of $25,001,875, and a maturity date of May 1, 2019. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Bonds.   3.00%  11/15/2045 $24,879,000 $25,475,997

   As of April 30, 2019, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                               PERCENTAGE PRINCIPAL
FUND                           OWNERSHIP   AMOUNT
----                           ---------- ----------
Commodity Strategy............    7.01%   $2,455,000
Commodity Strategy Subsidiary.    2.30       805,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated April 30, 2019, bearing interest at a rate of 2.70% per annum, with a principal amount of 35,000,000, a repurchase price of $35,002,625, and a maturity date of May 1, 2019. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.13%  11/30/2024 $35,969,900 $35,861,941

   As of April 30, 2019, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                               PERCENTAGE PRINCIPAL
FUND                           OWNERSHIP   AMOUNT
----                           ---------- ----------
Commodity Strategy............    7.04%   $2,670,000
Commodity Strategy Subsidiary.    2.35       890,000

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated April 30, 2019, bearing interest at a rate of 2.69% per annum, with a principal amount of $37,920,000, a repurchase price of $37,922,833 and a maturity date of May 1, 2019. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.75%  06/30/2025 $37,864,000 $38,979,679

   As of April 30, 2019, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

                               PERCENTAGE PRINCIPAL
FUND                           OWNERSHIP   AMOUNT
----                           ---------- ----------
Commodity Strategy............    7.01%   $2,455,000
Commodity Strategy Subsidiary.    2.30       805,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   RBS Securities, Inc., dated April 30, 2019, bearing interest at a rate of 2.70% per annum, with a principal amount of $35,000,000, a repurchase price of $35,002,625, and a maturity date of May 1, 2019. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.00%  11/30/2022 $35,760,000 $35,701,055

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis.

   Interest income is accrued daily from settlement date except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

   Expenses common to all Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


   Dividends from net investment income, if any, are normally paid monthly for the Income Explorer Fund and quarterly for the ESG Dividend Fund. All other Funds pay annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and the net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 -2017 or expected to be taken in each Funds' 2018 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   NEW ACCOUNTING PRONOUNCEMENTS: In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

   In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS, DISTRIBUTION AND SERVICE AGREEMENTS

   The Trust, on behalf of each Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities,

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)

   maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. Pursuant to the Agreements, the Funds pay SunAmerica a management fee at an annual rate based on average daily net assets, which is computed daily and payable monthly, as follows:

FUND                     PERCENTAGE
----                     ----------
Commodity Strategy......    1.00%
ESG Dividend............    0.75
Focused Alpha Large-Cap.    1.00
Focused Growth..........    1.00
Income Explorer.........    1.00
Small-Cap...............    1.00

   The Commodity Strategy Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Commodity Strategy Subsidiary. In consideration of these services, the Commodity Strategy Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Commodity Strategy Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Commodity Strategy Fund in an amount equal to the management fee paid by the Commodity Strategy Subsidiary to SunAmerica (the "Commodity Strategy Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Commodity Strategy Subsidiary is in place. For the period ended April 30, 2019, the amount of advisory fees waived was $33,315.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington Management Company LLP ("Wellington") (the "Commodity Strategy Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Fund to Wellington. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Commodity Strategy Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Subsidiary to Wellington. Payments to Wellington for its services are made by SunAmerica, not by the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC ("Marsico") and the Subadvisory Agreement between SunAmerica and Blackrock Investment Management, LLC ("Blackrock"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Large-Cap Fund to Marsico and Blackrock. Each Subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marsico, and the Subadvisory Agreement between SunAmerica and BAMCO, Inc. ("BAMCO"), SunAmerica has delegated portfolio management responsibilities of the Focused Growth Fund to Marsico and BAMCO. Each subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), SunAmerica has delegated a portion of portfolio management responsibilities of the Income Explorer Fund to Cohen & Steers. Cohen and Steers is paid by SunAmerica and not by the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Cadence Capital Management, LLC ("Cadence"), SunAmerica has delegated a portion of portfolio management responsibilities of the Small-Cap Fund to Cadence. Cadence is paid by SunAmerica and not by the Fund.

   Effective November 19, 2018, pursuant to an Advisory Fee Wavier Agreement with the Focused Growth Fund and the Small-Cap Fund, SunAmerica is contractually obligated to waive its advisory fee so that the advisory fee equals 0.90% and 0.85%, respectively, of average daily net assets of each of the Funds. For the period ended April 30, 2019, the amount of advisory fees waived for the Focused Growth Fund and Small-Cap Fund was $267,073 and $39,418, respectively.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (I.E., expenses that

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)

   are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual expense fee waivers and expense reimbursements will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees.

FUND                             PERCENTAGE
----                             ----------
Commodity Strategy Class A#.....    1.72%
Commodity Strategy Class C#.....    2.37
Commodity Strategy Class W#.....    1.52
ESG Dividend Class A(1).........    1.13
ESG Dividend Class C(1).........    1.78
ESG Dividend Class W(1).........    0.93
Focused Alpha Large-Cap Class A.    1.72
Focused Alpha Large-Cap Class C.    2.37
Focused Alpha Large-Cap Class W.    1.52
Focused Growth Class A(2).......    1.13
Focused Growth Class C(2).......    1.78
Focused Growth Class W(2).......    0.93
Income Explorer Class A.........    1.72
Income Explorer Class C.........    2.37
Income Explorer Class W.........    1.52
Small-Cap Class A(3)............    1.25
Small-Cap Class C(3)............    1.90
Small-Cap Class W(3)............    1.05

--------
#  Consolidated (see Note 2)
(1)Effective November 19, 2018, the expense limitation for Class A, C and W changed from 1.25, 1.90, and 1.05 to 1.13, 1.78 and 0.93, respectively.
(2)Effective November 19, 2018, the expense limitation for Class A, C and W changed from 1.72, 2.37, and 1.52 to 1.13, 1.78 and 0.93, respectively.
(3)Effective November 19, 2018, the expense limitation for Class A, C and W changed from 1.72, 2.37, and 1.52 to 1.25, 1.90 and 1.05, respectively.

   Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Advisory Fee and Subsidiary management fee waivers, are subject to recoupment from the Funds within two years after the occurrence of any such waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the period ended April 30, 2019, pursuant to the contractual expense limitations referred above, SunAmerica has waived or reimbursed expenses as follows:

                               OTHER
                              EXPENSES
FUND                         REIMBURSED
----                         ----------
AIG Commodity Strategy......  $107,633
AIG ESG Dividend............    61,840
AIG Focused Alpha Large-Cap.        --
AIG Focused Growth..........   463,342
AIG Income Explorer.........     6,056
AIG Small-Cap...............    99,790

                                CLASS SPECIFIC
                                   EXPENSES
FUND                              REIMBURSED
----                            --------------
AIG Commodity Strategy Class A.    $58,494
AIG Commodity Strategy Class C.     17,220
AIG Commodity Strategy Class W.     16,340
AIG ESG Dividend Class A.......     50,475
AIG ESG Dividend Class C.......     13,849
AIG ESG Dividend Class W.......     19,698

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)

                                     CLASS SPECIFIC
                                        EXPENSES
FUND                                   REIMBURSED
----                                 --------------
AIG Focused Alpha Large-Cap Class A.    $     --
AIG Focused Alpha Large-Cap Class C.       5,763
AIG Focused Alpha Large-Cap Class W.       8,923
AIG Focused Growth Class A..........     570,748
AIG Focused Growth Class C..........      85,746
AIG Focused Growth Class W..........      90,201
AIG Income Explorer Class A.........      62,203
AIG Income Explorer Class C.........      19,529
AIG Income Explorer Class W.........      23,233
AIG Small-Cap Class A...............      79,926
AIG Small-Cap Class C...............      18,433
AIG Small-Cap Class W...............      35,989

   For the period ended April 30, 2019, the amounts recouped by SunAmerica are as follows:

                                     CLASS SPECIFIC
                                        EXPENSES
FUND                                    RECOUPED
----                                 --------------
AIG Commodity Strategy Class A......     $   --
AIG Commodity Strategy Class C......         --
AIG Commodity Strategy Class W......         --
AIG ESG Dividend Class A............         --
AIG ESG Dividend Class C............         --
AIG ESG Dividend Class W............         --
AIG Focused Alpha Large-Cap Class A.         --
AIG Focused Alpha Large-Cap Class C.      5,763
AIG Focused Alpha Large-Cap Class W.        626
AIG Focused Growth Class A..........         --
AIG Focused Growth Class C..........         --
AIG Focused Growth Class W..........         --
AIG Income Explorer Class A.........         --
AIG Income Explorer Class C.........         --
AIG Income Explorer Class W.........         --
AIG Small-Cap Class A...............         --
AIG Small-Cap Class C...............         --
AIG Small-Cap Class W...............         --

   At April 30, 2019, expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time periods indicated are as follows:

                                 OTHER EXPENSES REIMBURSED
                             ---------------------------------
                             OCTOBER 31, OCTOBER 31, APRIL 30,
FUND                            2019        2020       2021
----                         ----------- ----------- ---------
AIG Commodity Strategy......   $90,459    $146,594   $107,633
AIG ESG Dividend............    91,842     124,777     61,840
AIG Focused Alpha Large-Cap.        --          --         --
AIG Focused Growth..........        --          --    463,342
AIG Income Explorer.........    15,669       8,159      6,056
AIG Small-Cap...............     1,913      22,722     99,790

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


                                     CLASS SPECIFIC EXPENSES REIMBURSED
                                     ---------------------------------
                                     OCTOBER 31,  OCTOBER 31, APRIL 30,
FUND                                    2019         2020       2021
----                                 -----------  ----------- ---------
AIG Commodity Strategy Class A......   $53,941      $89,901   $ 58,494
AIG Commodity Strategy Class C......     9,499       20,550     17,220
AIG Commodity Strategy Class W......     7,807       18,668     16,340
AIG ESG Dividend Class A............    18,960       58,848     50,475
AIG ESG Dividend Class C............       601        9,338     13,849
AIG ESG Dividend Class W............     2,304       15,719     19,698
AIG Focused Alpha Large-Cap Class A.        --           --         --
AIG Focused Alpha Large-Cap Class C.        --           --         --
AIG Focused Alpha Large-Cap Class W.     1,334        3,398      8,923
AIG Focused Growth Class A..........        --           --    570,748
AIG Focused Growth Class C..........        --           --     85,746
AIG Focused Growth Class W..........        --           --     90,201
AIG Income Explorer Class A.........    44,952       94,645     62,203
AIG Income Explorer Class C.........    11,168       26,340     19,529
AIG Income Explorer Class W.........     9,218       28,900     23,233
AIG Small-Cap Class A...............    60,654       98,881     79,926
AIG Small-Cap Class C...............     7,549       18,191     18,433
AIG Small-Cap Class W...............    12,741       41,848     35,989

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. The Distributor does not receive or retain any distribution and/or a account maintenance fees for any shares when the shareholder does not have a broker of record. For the period ended April 30, 2019, ACS received fees based upon the aforementioned rates (see Statement of Operations).

   The Trust, on behalf of each fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the period ended April 30, 2019, ACS earned fees based upon the aforementioned rates (see Statement of Operations).

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and nonaffiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)

   with certain redemptions of each Fund's Class A and Class C shares. ACS has advised the Funds that for the period ended April 30, 2019, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                               CLASS A                           CLASS C
                         ---------------------------------------------------- -------------
                                                                 CONTINGENT    CONTINGENT
                          SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
FUND                     CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
----                     -------- -------------- -------------- ------------- -------------
Commodity Strategy...... $  1,805    $   186        $  1,368        $ --         $   44
ESG Dividend............    8,752         33           7,859          --             --
Focused Alpha Large-Cap.  163,269     36,868         101,317          --            936
Focused Growth..........  347,531     76,020         216,565         574          3,684
Income Explorer.........    9,035      3,586           3,767          --            105
Small-Cap...............   17,853      4,517          10,389          --            545

   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST"), in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to AFS for services rendered based upon an annual rate of 0.22% of daily net assets. For the period ended April 30, 2019, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

                                            PAYABLE AT
FUND                             EXPENSES APRIL 30, 2019
----                             -------- --------------
Commodity Strategy Class A...... $ 33,349    $  5,592
Commodity Strategy Class C......    1,818         282
Commodity Strategy Class W......    1,559         249
ESG Dividend Class A............   24,633       4,035
ESG Dividend Class C............      835         177
ESG Dividend Class W............    4,752       1,369
Focused Alpha Large-Cap Class A.  610,475     106,406
Focused Alpha Large-Cap Class C.   38,384       6,640
Focused Alpha Large-Cap Class W.   20,109       3,508
Focused Growth Class A..........  515,839      89,751
Focused Growth Class C..........   68,255      11,501
Focused Growth Class W..........   73,195      11,173
Income Explorer Class A.........   43,758       6,752
Income Explorer Class C.........    4,341         702
Income Explorer Class W.........    6,162       1,053
Small-Cap Class A...............   52,043       8,775
Small-Cap Class C...............    3,868         652
Small-Cap Class W...............    9,595         830

   At April 30, 2019, SunAmerica Series, Inc. AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund ("Strategy Funds"), affiliates of the Adviser owned 5% or more of the outstanding shares of the following Funds:

                                HOLDER
                    ------------------------------
                      AIG ACTIVE    AIG MULTI-ASSET
FUND                ALLOCATION FUND ALLOCATION FUND
----                --------------- ---------------
Commodity Strategy.      11.25%          65.54%
ESG Dividend.......      13.25           54.06
Income Explorer....       9.86           50.69
Small-Cap..........      15.00           45.25

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


   The Strategy Portfolios do not invest in the underlying funds for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

NOTE 5. PURCHASES AND SALES OF INVESTMENT SECURITIES

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2019 were as follows:

                            PURCHASES         SALES
                          OF PORTFOLIO    OF PORTFOLIO
                           SECURITIES      SECURITIES    PURCHASES OF   SALES
                         (EXCLUDING U.S. (EXCLUDING U.S.     U.S.      OF U.S.
                           GOVERNMENT      GOVERNMENT     GOVERNMENT  GOVERNMENT
FUND                       SECURITIES      SECURITIES     SECURITIES  SECURITIES
----                     --------------- --------------- ------------ ----------
Commodity Strategy......  $    154,357    $         --     $799,510    $600,000
ESG Dividend............    15,921,604      11,419,945           --          --
Focused Alpha Large-Cap.   240,777,336     268,260,322           --          --
Focused Growth..........   248,566,112     287,798,276           --          --
Income Explorer.........     4,332,997      14,435,877           --          --
Small-Cap...............    15,018,407      22,520,685           --          --

NOTE 6. FEDERAL INCOME TAXES

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from a wholly-owned foreign subsidiary, amortization of organizational costs, late year ordinary loss deferral, partnership investments, investments in passive foreign investment companies, wash sales and derivative transactions.

                                 DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
                         --------------------------------------  -------------------------
                                        FOR THE YEAR ENDED OCTOBER 31, 2018
                         -----------------------------------------------------------------
                                    LONG-TERM      UNREALIZED
                         ORDINARY GAINS/CAPITAL   APPRECIATION    ORDINARY     LONG-TERM
FUND                      INCOME  LOSS CARRYOVER (DEPRECIATION)*   INCOME    CAPITAL GAINS
----                     -------- -------------- --------------- ----------- -------------
Commodity Strategy#..... $ 25,673  $(83,767,850)  $ (9,547,972)  $    67,054  $        --
ESG Dividend............  347,779     1,650,859       (381,035)      981,131           --
Focused Alpha Large-Cap.       --   104,668,821    113,918,006    13,732,012   40,937,135
Focused Growth..........       --   122,154,351    134,201,686            --   49,277,386
Income Explorer.........  105,789       416,587     (3,518,231)    2,147,476       33,238
Small-Cap...............  273,336     5,967,938      6,204,906     1,857,529    3,935,160

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#  Consolidated (see Note 2)

   As of April 30, 2019, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

                                UNLIMITED
                         -----------------------
FUND                         ST          LT
----                     ----------- -----------
Commodity Strategy#..... $51,868,138 $31,899,712
ESG Dividend............          --          --
Focused Alpha Large-Cap.          --          --
Focused Growth..........          --          --
Income Explorer.........          --          --
Small-Cap...............          --          --

   For the period ended October 31, 2018 AIG Commodity Strategy portfolio utilized $2 of capital loss carryforward.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


   At April 30, 2019, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements and derivatives, were as follows:

                                                      NET
                         AGGREGATE    AGGREGATE    UNREALIZED
                         UNREALIZED   UNREALIZED     GAIN/       COST OF
FUND                        GAIN         LOSS        (LOSS)    INVESTMENTS
----                     ----------- -----------  -----------  -----------
Commodity Strategy#.....   5,242,641 (12,687,167)  (7,444,526)  39,829,802
ESG Dividend............   2,665,990    (992,152)   1,673,838   29,282,356
Focused Alpha Large-Cap. 165,719,990  (3,063,583) 162,656,407  480,471,882
Focused Growth.......... 175,688,500  (3,136,386) 172,552,114  432,606,673
Income Explorer.........     224,920  (1,029,410)    (804,490)  46,666,911
Small-Cap...............  11,119,552  (4,506,286)   6,613,266   50,452,158

--------
#  Consolidated (see Note 2)

   On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. All requested changes have been made in accordance with the Act.

NOTE 7. CAPITAL SHARE TRANSACTIONS

   Transactions in capital shares of each class of each Fund were as follows:

                                                               COMMODITY STRATEGY FUND#
                            ----------------------------------------------------------------------------------------------
                                   CLASS A                  CLASS A                 CLASS C                     CLASS C
             -              ---------------------  ------------------------  ---------------------      ----------------------
                                   FOR THE                                          FOR THE
                               SIX MONTHS ENDED             FOR THE             SIX MONTHS ENDED                FOR THE
                                APRIL 30, 2019            YEAR ENDED             APRIL 30, 2019               YEAR ENDED
                                 (UNAUDITED)           OCTOBER 31, 2018           (UNAUDITED)              OCTOBER 31, 2018
                            ---------------------  ------------------------  ---------------------      ----------------------
                             SHARES      AMOUNT      SHARES       AMOUNT      SHARES        AMOUNT       SHARES        AMOUNT
                            --------  -----------  ----------  ------------  --------    -----------    --------    ------------
Shares sold................  224,247  $ 1,509,265   1,619,670  $ 11,880,945     9,796    $    62,001       9,163    $     63,895
Reinvested shares..........    3,240       21,807       8,624        59,854        --             --          --              --
Shares redeemed............ (361,531)  (2,410,185) (1,799,912)  (13,083,452)  (62,228)      (394,797)    (92,784)       (640,264)
                            --------  -----------  ----------  ------------  --------    -----------    --------    ------------
Net increase (decrease) in
 shares outstanding before
 automatic conversion...... (134,044)    (879,113)   (171,618)   (1,142,653)  (52,432)      (332,796)    (83,621)       (576,369)
Shares issued/(reacquired)
 upon automatic
 conversion................    2,437       16,326      25,904       186,179    (2,557)       (16,326)    (26,994)       (186,179)
                            --------  -----------  ----------  ------------  --------    -----------    --------    ------------
Net increase (decrease).... (131,607) $  (862,787)   (145,714) $   (956,474)  (54,989)   $  (349,122)   (110,615)   $   (762,548)
                            ========  ===========  ==========  ============  ========    ===========    ========    ============

                                        COMMODITY STRATEGY FUND#
                            -----------------------------------------------
                                   CLASS W                  CLASS W
                            ---------------------  ------------------------
                                   FOR THE
                               SIX MONTHS ENDED             FOR THE
                                APRIL 30, 2019            YEAR ENDED
                                 (UNAUDITED)           OCTOBER 31, 2018
                            ---------------------  ------------------------
                             SHARES      AMOUNT      SHARES       AMOUNT
                            --------  -----------  ----------  ------------
Shares sold................   28,682  $   195,203     155,952  $  1,145,736
Reinvested shares..........      478        3,253         752         5,282
Shares redeemed............  (80,780)    (554,728)   (115,167)     (830,352)
                            --------  -----------  ----------  ------------
Net increase (decrease)....  (51,620) $  (356,272)     41,537  $    320,666
                            ========  ===========  ==========  ============

--------
#  Consolidated (see Note 2)

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)


                                                                     ESG DIVIDEND FUND
                            -----------------------------------------------------------------------------
                                     CLASS A                   CLASS A                 CLASS C
                            ------------------------  ------------------------  ---------------------
                                     FOR THE                                           FOR THE
                                SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED
                                 APRIL 30, 2019              YEAR ENDED             APRIL 30, 2019
                                   (UNAUDITED)            OCTOBER 31, 2018           (UNAUDITED)
                            ------------------------  ------------------------  ---------------------
                              SHARES       AMOUNT       SHARES       AMOUNT      SHARES        AMOUNT
                            ----------  ------------  ----------  ------------  ---------    -----------
Shares sold................    200,876  $  2,768,181      68,182  $  1,095,499    38,989     $   524,230
Reinvested shares..........    135,534     1,950,168      57,756       925,918     2,410          34,664
Shares redeemed............   (322,549)   (4,717,980)   (254,921)   (4,118,199)     (670)         (9,751)
                            ----------  ------------  ----------  ------------  --------     -----------
Net increase (decrease)....     13,861  $        369    (128,983) $ (2,096,782)   40,729     $   549,143
                            ==========  ============  ==========  ============  ========     ===========

                                             ESG DIVIDEND FUND
                            --------------------------------------------------
                                     CLASS W                   CLASS W
                            ------------------------  ------------------------
                                     FOR THE
                                SIX MONTHS ENDED               FOR THE
                                 APRIL 30, 2019              YEAR ENDED
                                   (UNAUDITED)            OCTOBER 31, 2018
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Shares sold................    397,340  $  5,790,601     143,398  $  2,304,995
Reinvested shares..........     18,795       270,887       2,754        44,202
Shares redeemed............    (62,861)     (902,544)    (11,129)     (181,843)
                            ----------  ------------  ----------  ------------
Net increase (decrease)....    353,274  $  5,158,944     135,023  $  2,167,354
                            ==========  ============  ==========  ============

                                                                FOCUSED ALPHA LARGE-CAP FUND
                            -----------------------------------------------------------------------------
                                     CLASS A                   CLASS A                 CLASS C
                            ------------------------  ------------------------  ---------------------
                                     FOR THE                                           FOR THE
                                SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED
                                 APRIL 30, 2019              YEAR ENDED             APRIL 30, 2019
                                   (UNAUDITED)            OCTOBER 31, 2018           (UNAUDITED)
                            ------------------------  ------------------------  ---------------------
                              SHARES       AMOUNT       SHARES       AMOUNT      SHARES        AMOUNT
                            ----------  ------------  ----------  ------------  ---------    -----------
Shares sold................    471,779  $ 12,234,186   2,397,357  $ 72,821,938   181,112     $ 4,161,308
Reinvested shares..........  3,597,827    90,593,272   1,354,077    40,527,524   243,728       5,754,416
Shares redeemed............ (1,459,343)  (39,225,728) (2,390,171)  (75,811,620) (202,277)     (4,911,412)
                            ----------  ------------  ----------  ------------  --------     -----------
Net increase (decrease) in
 shares outstanding before
 automatic conversion......  2,610,263    63,601,730   1,361,263    37,537,842   222,563       5,004,312
Shares issued/(reacquired)
 upon automatic
 conversion................     25,145       672,978     996,516    31,069,723   (26,814)       (672,978)
                            ----------  ------------  ----------  ------------  --------     -----------
Net increase (decrease)....  2,635,408  $ 64,274,708   2,357,779  $ 68,607,565   195,749     $ 4,331,334
                            ==========  ============  ==========  ============  ========     ===========

                                       FOCUSED ALPHA LARGE-CAP FUND
                            --------------------------------------------------
                                     CLASS W                   CLASS W
                            ------------------------  ------------------------
                                     FOR THE
                                SIX MONTHS ENDED               FOR THE
                                 APRIL 30, 2019              YEAR ENDED
                                   (UNAUDITED)            OCTOBER 31, 2018
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Shares sold................    133,704  $  3,741,240     386,088  $ 12,455,918
Reinvested shares..........    117,540     3,007,853      31,057       941,329
Shares redeemed............   (202,353)   (5,552,350)   (257,008)   (8,197,909)
                            ----------  ------------  ----------  ------------
Net increase (decrease)....     48,891  $  1,196,743     160,137  $  5,199,338
                            ==========  ============  ==========  ============

                            ----------------------
                                     CLASS C
                            ------------------------

                                     FOR THE
                                   YEAR ENDED
                                OCTOBER 31, 2018
                            ------------------------
                              SHARES        AMOUNT
                            ----------   ------------
Shares sold................        891   $     14,266
Reinvested shares..........        626         10,032
Shares redeemed............       (542)        (8,876)
                            ----------   ------------
Net increase (decrease)....        975   $     15,422
                            ==========   ============












Shares sold................
Reinvested shares..........
Shares redeemed............

Net increase (decrease)....



                            ----------------------
                                     CLASS C
                            ------------------------

                                     FOR THE
                                   YEAR ENDED
                                OCTOBER 31, 2018
                            ------------------------
                              SHARES        AMOUNT
                            ----------   ------------
Shares sold................    197,254   $  5,928,549
Reinvested shares..........    354,695     10,137,186
Shares redeemed............ (2,173,937)   (62,389,813)
                            ----------   ------------
Net increase (decrease) in
 shares outstanding before
 automatic conversion...... (1,621,988)   (46,324,078)
Shares issued/(reacquired)
 upon automatic
 conversion................ (1,045,543)   (31,069,723)
                            ----------   ------------
Net increase (decrease).... (2,667,531)  $(77,393,801)
                            ==========   ============












Shares sold................
Reinvested shares..........
Shares redeemed............

Net increase (decrease)....


        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)

                                                                    FOCUSED GROWTH FUND*
                            ------------------------------------------------------------------------------
                                     CLASS A                   CLASS A                  CLASS C
                            ------------------------  ------------------------  ----------------------
                                     FOR THE                                            FOR THE
                                SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED
                                 APRIL 30, 2019              YEAR ENDED             APRIL 30, 2019
                                   (UNAUDITED)            OCTOBER 31, 2018            (UNAUDITED)
                            ------------------------  ------------------------  ----------------------
                              SHARES       AMOUNT       SHARES       AMOUNT      SHARES         AMOUNT
                            ----------  ------------  ----------  ------------  ---------    ------------
Shares sold................    798,159  $ 19,868,784   2,711,467  $ 86,165,054   242,207     $  5,529,562
Reinvested shares..........  3,675,722    87,813,005   1,188,572    34,884,590   572,895       12,764,097
Shares redeemed............ (1,882,144)  (47,974,192) (2,720,684)  (85,784,825) (572,476)     (13,215,269)
                            ----------  ------------  ----------  ------------  --------     ------------
Net increase (decrease) in
 shares outstanding
 before automatic
 conversion................  2,591,737    59,707,597   1,179,355    35,264,819   242,626        5,078,390
Shares issued/(reacquired)
 upon automatic
 conversion................     20,247       520,276     472,031    15,105,961   (21,690)        (520,276)
                            ----------  ------------  ----------  ------------  --------     ------------
Net increase (decrease)....  2,611,984  $ 60,227,873   1,651,386  $ 50,370,780   220,936     $  4,558,114
                            ==========  ============  ==========  ============  ========     ============

                                            FOCUSED GROWTH FUND
                            --------------------------------------------------
                                     CLASS W                   CLASS W
                            ------------------------  ------------------------
                                     FOR THE
                                SIX MONTHS ENDED               FOR THE
                                 APRIL 30, 2019              YEAR ENDED
                                   (UNAUDITED)            OCTOBER 31, 2018
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Shares sold................    675,424  $ 17,421,657   1,821,788  $ 59,225,727
Reinvested shares..........    558,388    13,607,909      92,850     2,762,282
Shares redeemed............ (1,478,442)  (38,122,867)   (860,667)  (27,340,408)
                            ----------  ------------  ----------  ------------
Net increase (decrease)....   (244,630) $ (7,093,301)  1,053,971  $ 34,647,601
                            ==========  ============  ==========  ============
*See Note 1

                                                                    INCOME EXPLORER FUND
                            ------------------------------------------------------------------------------
                                     CLASS A                   CLASS A                  CLASS C
                            ------------------------  ------------------------  ----------------------
                                     FOR THE                                            FOR THE
                                SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED
                                 APRIL 30, 2019              YEAR ENDED             APRIL 30, 2019
                                   (UNAUDITED)            OCTOBER 31, 2018            (UNAUDITED)
                            ------------------------  ------------------------  ----------------------
                              SHARES       AMOUNT       SHARES       AMOUNT      SHARES         AMOUNT
                            ----------  ------------  ----------  ------------  ---------    ------------
Shares sold................     53,618  $    780,563   1,762,469  $ 27,485,149     6,364     $     94,014
Reinvested shares..........     87,097     1,248,085     108,056     1,674,221     7,385          105,403
Shares redeemed............   (767,792)  (11,258,863)   (856,460)  (13,378,396)  (55,959)        (798,220)
                            ----------  ------------  ----------  ------------  --------     ------------
Net increase (decrease) in
 shares outstanding
 before automatic
 conversion................   (627,077)   (9,230,215)  1,014,065    15,780,974   (42,210)        (598,803)
Shares issued/(reacquired)
 upon automatic
 conversion................        313         4,655      25,853       406,919      (314)          (4,655)
                            ----------  ------------  ----------  ------------  --------     ------------
Net increase (decrease)....   (626,764) $ (9,225,560)  1,039,918  $ 16,187,893   (42,524)    $   (603,458)
                            ==========  ============  ==========  ============  ========     ============

                            ----------------------
                                     CLASS C
                            ------------------------

                                     FOR THE
                                   YEAR ENDED
                                OCTOBER 31, 2018
                            ------------------------
                              SHARES       AMOUNT
                            ----------  ------------
Shares sold................    714,635  $ 21,892,758
Reinvested shares..........    261,228     7,301,311
Shares redeemed............ (1,117,708)  (33,215,494)
                            ----------  ------------
Net increase (decrease) in
 shares outstanding
 before automatic
 conversion................   (141,845)   (4,021,425)
Shares issued/(reacquired)
 upon automatic
 conversion................   (496,621)  (15,105,961)
                            ----------  ------------
Net increase (decrease)....   (638,466) $(19,127,386)
                            ==========  ============












Shares sold................
Reinvested shares..........
Shares redeemed............

Net increase (decrease)....

*See Note 1


                            ----------------------
                                     CLASS C
                            ------------------------

                                     FOR THE
                                   YEAR ENDED
                                OCTOBER 31, 2018
                            ------------------------
                              SHARES       AMOUNT
                            ----------  ------------
Shares sold................    105,523  $  1,665,122
Reinvested shares..........     11,735       182,186
Shares redeemed............   (106,259)   (1,639,799)
                            ----------  ------------
Net increase (decrease) in
 shares outstanding
 before automatic
 conversion................     10,999       207,509
Shares issued/(reacquired)
 upon automatic
 conversion................    (25,918)     (406,919)
                            ----------  ------------
Net increase (decrease)....    (14,919) $   (199,410)
                            ==========  ============

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)

                                                INCOME EXPLORER FUND
                                   ----------------------------------------------
                                           CLASS W                 CLASS W
                                   ----------------------  ----------------------
                                           FOR THE
                                      SIX MONTHS ENDED             FOR THE
                                       APRIL 30, 2019            YEAR ENDED
                                         (UNAUDITED)          OCTOBER 31, 2018
                                   ----------------------  ----------------------
                                    SHARES      AMOUNT      SHARES      AMOUNT
                                   --------  ------------  --------  ------------
Shares sold.......................   83,694  $  1,242,852   283,191  $  4,420,873
Reinvested shares.................   13,002       186,361    19,404       301,743
Shares redeemed................... (129,747)   (1,860,501) (378,226)   (5,959,900)
                                   --------  ------------  --------  ------------
Net increase (decrease)...........  (33,051) $   (431,288)  (75,631) $ (1,237,284)
                                   ========  ============  ========  ============

                                                                            SMALL-CAP FUND
                                   ---------------------------------------------------------------------------
                                           CLASS A                 CLASS A                 CLASS C
                                   ----------------------  ----------------------  ----------------------
                                           FOR THE                                         FOR THE
                                      SIX MONTHS ENDED             FOR THE            SIX MONTHS ENDED
                                       APRIL 30, 2019            YEAR ENDED            APRIL 30, 2019
                                         (UNAUDITED)          OCTOBER 31, 2018           (UNAUDITED)
                                   ----------------------  ----------------------  ----------------------
                                    SHARES      AMOUNT      SHARES      AMOUNT       SHARES        AMOUNT
                                   --------  ------------  --------  ------------  ---------    -----------
Shares sold.......................  142,250  $  2,364,208   574,499  $ 11,192,104    100,956    $ 1,468,185
Reinvested shares.................  293,816     4,703,992   258,775     4,720,058     19,319        296,934
Shares redeemed................... (255,052)   (4,225,829) (571,045)  (11,339,452)   (71,261)    (1,132,488)
                                   --------  ------------  --------  ------------  ---------    -----------
Net increase (decrease) in shares
 outstanding before automatic
 conversion.......................  181,014     2,842,371   262,229     4,572,710     49,014        632,631
Shares issued/(reacquired)
 upon automatic conversion........      161         2,605     6,468       122,891       (168)        (2,605)
                                   --------  ------------  --------  ------------  ---------    -----------
Net increase (decrease)...........  181,175  $  2,844,976   268,697  $  4,695,601     48,846    $   630,026
                                   ========  ============  ========  ============  =========    ===========

                                                   SMALL-CAP FUND
                                   ----------------------------------------------
                                           CLASS W                 CLASS W
                                   ----------------------  ----------------------
                                           FOR THE
                                      SIX MONTHS ENDED             FOR THE
                                       APRIL 30, 2019            YEAR ENDED
                                         (UNAUDITED)          OCTOBER 31, 2018
                                   ----------------------  ----------------------
                                    SHARES      AMOUNT      SHARES      AMOUNT
                                   --------  ------------  --------  ------------
Shares sold.......................   41,282  $    715,438   634,428  $ 12,521,968
Reinvested shares.................   73,951     1,198,001    44,203       812,888
Shares redeemed................... (729,147)  (12,060,305) (207,190)   (4,097,869)
                                   --------  ------------  --------  ------------
Net increase (decrease)........... (613,914) $(10,146,866)  471,441  $  9,236,987
                                   ========  ============  ========  ============











Shares sold.......................
Reinvested shares.................
Shares redeemed...................

Net increase (decrease)...........



                                   --------------------
                                           CLASS C
                                   -----------------------

                                           FOR THE
                                          YEAR ENDED
                                       OCTOBER 31, 2018
                                   -----------------------
                                     SHARES         AMOUNT
                                   ----------    -----------
Shares sold.......................    100,301    $ 1,942,803
Reinvested shares.................     11,540        204,147
Shares redeemed...................    (34,652)      (658,404)
                                   ----------    -----------
Net increase (decrease) in shares
 outstanding before automatic
 conversion.......................     77,189      1,488,546
Shares issued/(reacquired)
 upon automatic conversion........     (6,677)      (122,891)
                                   ----------    -----------
Net increase (decrease)...........     70,512    $ 1,365,655
                                   ==========    ===========












Shares sold.......................
Reinvested shares.................
Shares redeemed...................

Net increase (decrease)...........


NOTE 8. LINE OF CREDIT

   The Trust, along with certain other funds managed by the Adviser and exclusive of the Commodity Strategy Fund, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The Commodity Strategy Fund has access to a $10 million committed secured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2019 -- (UNAUDITED)
        (CONTINUED)

   daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended April 30, 2019, the following Funds had borrowings:

                                               AVERAGE   WEIGHTED
                            DAYS     INTEREST    DEBT    AVERAGE
FUND                     OUTSTANDING CHARGES   UTILIZED  INTEREST
----                     ----------- -------- ---------- --------
ESG Dividend............      4      $   720  $  864,555   3.75%
Focused Alpha Large-Cap.     20          931     450,706   0.04
Focused Growth..........     98       10,686   1,054,788   3.73
Income Explorer.........     33          841     248,905   3.70
Small Cap...............     12          631     505,349   3.74

   At April 30, 2019, none of the Funds had outstanding borrowings.

NOTE 9. EXPENSE REDUCTIONS

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the period ended April 30, 2019, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

NOTE 10. INTERFUND LENDING AGREEMENT

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the period ended April 30, 2019, none of the Funds participated in this program.

NOTE 11. INVESTMENT CONCENTRATION

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Commodity Strategy Funds' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

   The Commodity Strategy Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

NOTE 12. SECURITY TRANSACTIONS WITH AFFILIATED PORTFOLIOS

   The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended April 30, 2019, none of the Funds engaged in security transactions with affiliated Funds.

        SUNAMERICA SPECIALTY SERIES
        SUPPLEMENT TO THE PROSPECTUS

             THIS SUPPLEMENT IS NOT PART OF THE SEMI-ANNUAL REPORT

                          SUNAMERICA SPECIALTY SERIES
                 AIG Focused Alpha Large-Cap Fund (the "Fund")

            Supplement dated May 24, 2019, to the Fund's Prospectus dated February 28, 2019, as supplemented and amended to date

In the section entitled "FUND HIGHLIGHTS: AIG FOCUSED ALPHA LARGE-CAP FUND," on page 15 of the Prospectus, the table under the heading "PORTFOLIO MANAGERS" is deleted in its entirety and replaced with the following:

                   PORTFOLIO MANAGER
      NAME         OF THE FUND SINCE                          TITLE
------------------ ----------------- ---------------------------------------------------------
Thomas F. Marsico.       2005        Portfolio Manager and Chief Investment Officer (Marsico)

Brandon Geisler...       2019        Portfolio Manager and Senior Analyst (Marsico)

Antonio DeSpirito.       2017        Managing Director and Portfolio Manager (BlackRock)

Carrie King.......       2017        Managing Director and Portfolio Manager (BlackRock)

Todd Burnside.....       2017        Director and Portfolio Manager (BlackRock)

In the section entitled "FUND MANAGEMENT," the table on page 31 is deleted in its entirety and replaced with the following:

                   NAME, TITLE AND
                    AFFILIATION OF
   FUND           PORTFOLIO MANAGER                                      EXPERIENCE
------------ ----------------------------- ------------------------------------------------------------------------
AIG Focused  Thomas F. Marsico, Portfolio  Mr. Marsico is the Founder, Chief Executive Officer and Chief
Growth Fund  Manager, Chief Executive      Investment Officer of Marsico. Mr. Marsico has over 35 years of
             Officer and Chief Investment  experience in the investment management field as a securities analyst
             Officer (Marsico)             and a portfolio manager.

             Brandon Geisler, Portfolio    Mr. Geisler is a Portfolio Manager and Senior Analyst at Marsico.
             Manager and Senior Analyst    Mr. Geisler joined Marsico in 2006 and has nearly 15 years of
             (Marsico)                     experience in the financial services industry. Mr. Geisler spent four years with Goldman, Sachs& Co., where he was a Vice President in
                                           Equity Research covering the restaurant, retailing, and other consumer-
                                           related industry groups. At Marsico, Mr. Geisler has remained actively involved in those areas, while broadening his research responsibilities to include many other industries. Mr. Geisler received his MBA degree and Honours BS degree from McMaster University in Ontario.

             Ronald Baron, Portfolio       Mr. Baron is the Founder, Chairman, Chief Executive Officer and Chief
             Manager, Chairman, Chief      Investment Officer of BCG and its subsidiaries. BAMCO, established
             Executive Officer and Chief   in 1987, is one of its subsidiaries. Mr. Baron has managed money for
             Investment Officer (BAMCO)    others on a discretionary basis since 1975. In 1982, he established
                                           Baron Capital, Inc. and was the founding Portfolio Manager of several
                                           Baron Mutual Funds.

        SUNAMERICA SPECIALTY SERIES
        SUPPLEMENT TO THE PROSPECTUS -- (CONTINUED)

                        NAME, TITLE AND
                         AFFILIATION OF
     FUND              PORTFOLIO MANAGER                                        EXPERIENCE
---------------- ------------------------------- -------------------------------------------------------------------------
AIG Focused      Thomas F. Marsico, Portfolio    See the AIG Focused Growth Fund above.
Alpha Large-Cap  Manager, Chief Executive
Fund             Officer and Chief Investment
                 Officer (Marsico)

                 Brandon Geisler, Portfolio      See the AIG Focused Growth Fund above.
                 Manager and Senior Analyst
                 (Marsico)

                 Antonio (Tony) DeSpirito,       Prior to joining BlackRock in 2014, Mr. DeSpirito worked at Pzena
                 Managing Director and           Investment Management, where he served as Managing Principal,
                 Portfolio Manager (BlackRock)   portfolio manager, and a member of the firm's Executive Committee.
                                                 Mr. DeSpirito was responsible for a suite of large-cap value, all-cap value and two hedge fund portfolios. Having managed value equity assets since 1996, Mr. DeSpirito served as a portfolio manager for the
                                                 John Hancock Classic Value, PACE Large Company Value, and
                                                 Vanguard Windsor funds. Mr. DeSpirito earned a BS degree in economics with concentration in finance, summa cum laude, from the
                                                 Wharton School of the University of Pennsylvania in 1990, and a JD
                                                 degree, magna cum laude, from Harvard Law School in 1993.

                 Carrie King, Managing           Ms. King's service with the firm dates back to 1993, including her years
                 Director and Portfolio Manager  with Merrill Lynch Investment Managers (MLIM), which merged with
                 (BlackRock)                     BlackRock in 2006. At MLIM, Ms. King served several roles including senior fund analyst, associate portfolio manager, and industry analyst, all with an emphasis on a value-oriented investment style. Ms. King has been a member of the Basic Value team since 1996. Prior to joining
                                                 MLIM, Ms. King was an industry analyst for The Fuji Bank from 1991 to 1993, and an equity securities analyst for Kidder, Peabody & Co from 1986 to 1989. She began her career as a research analyst for John
                                                 Hancock Financial Services in 1985. Ms. King earned a BS degree in business administration from Boston University in 1985 and an MBA degree from New York University in 1990.

                 Todd Burnside, Director and     Director, is a member of the U.S. Income & Value team within the
                 Portfolio Manager (BlackRock)   Fundamental Active Equity business of BlackRock's Active Equities
                                                 Group. Mr. Burnside is lead Portfolio Manager for the BlackRock
                                                 Large Cap Core portfolios and maintains investment expertise in the consumer discretionary, financials and telecommunications sectors.
                                                 Mr. Burnside joined BlackRock in 2008. Previously, he was an analyst with Morgan Stanley Investment Management from 2003 to 2008, where he was responsible for covering US large cap industrials and consumer stocks. Prior to that, he was a software equity analyst with
                                                 Prudential Securities from 1999 to 2001. He began his career as an analyst with Nasdaq-Amex in 1997. Mr. Burnside earned a BS degree in Finance from Penn State University in 1997 and an MBA degree in
                                                 Finance from New York University in 2003.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[LOGO]
HARBORSIDE 5
185 HUDSON STREET, SUITE 3300
JERSEY CITY, NJ 07311

DIRECTORS/TRUSTEES         VOTING PROXIES ON FUND     DELIVERY OF SHAREHOLDER
 RICHARD W. GRANT          PORTFOLIO SECURITIES       DOCUMENTS
 PETER A. HARBECK          A description of the       The Funds have adopted a
 DR. JUDITH L. CRAVEN      policies and proce-dures   policy that allows them
 WILLIAM F. DEVIN          that the Trust uses to     to send only one copy of
 STEPHEN J. GUTMAN         determine how to vote      a Fund's prospectus,
 EILEEN A. KAMERICK        proxies related to         proxy material, annual
OFFICERS                   securities held in a       report and semi-annual
 JOHN T. GENOY, PRESIDENT  Fund's portfolio, which    report (the "shareholder
   AND CHIEF EXECUTIVE     is available in the        documents") to
   OFFICER                 Trust's Statement of       shareholders with
 TIMOTHY PETTEE, VICE      Additional Information,    multiple accounts
   PRESIDENT               may be ob-tained without   residing at the same
 JAMES NICHOLS, VICE       charge upon request, by    "household." This
   PRESIDENT               calling (800) 858-8850.    practice is called
 GREGORY N. BRESSLER,      The in-formation is also   householding and reduces
   SECRETARY               available from the EDGAR   Fund expenses, which
 GREGORY R. KINGSTON,      database on the U.S.       benefits you and other
   TREASURER               Secu-rities and Exchange   shareholders. Unless the
 SHAWN PARRY, VICE         Commission's website at    Funds receive
   PRESIDENT AND           http://www.sec.gov.        instructions to the
   ASSISTANT TREASURER     PROXY VOTING RECORD ON     con-trary, you will only
 DONNA MCMANUS, VICE       FUND PORTFOLIO SECURITIES  receive one copy of the
   PRESIDENT AND           Information regarding how  shareholder documents.
   ASSISTANT TREASURER     the Trust voted proxies    The Funds will continue
 KATHLEEN FUENTES, CHIEF   related to securities      to household the
   LEGAL OFFICER AND       held in the Funds during   share-holder documents
   ASSISTANT SECRETARY     the most recent twelve     indefinitely, until we
 CHRISTOPHER C. JOE,       month period ended         are instructed otherwise.
   CHIEF COMPLIANCE        June 30 is available,      If you do not wish to
   OFFICER                 once filed with the U.S.   participate in
 MATTHEW J. HACKETHAL,     Securities and Exchange    householding please
   ANTI-MONEY LAUNDERING   Commission, without        contact Shareholder
   COMPLIANCE OFFICER      charge, upon request, by   Services at
INVESTMENT ADVISER         call-ing (800) 858-8850    (800) 858-8850 ext. 6010
 SUNAMERICA ASSET          or on the U.S. Securities  or send a written request
   MANAGEMENT, LLC         and Exchange Commission    with your name, the name
 HARBORSIDE 5              website at                 of your fund(s) and your
 185 HUDSON STREET, SUITE  http://www.sec.gov.        ac-count number(s) to AIG
   3300                    DISCLOSURE OF QUARTERLY    Funds, P.O. Box 219186,
 JERSEY CITY, NJ 07311     PORTFOLIO HOLDINGS         Kansas City MO,
DISTRIBUTOR                The Trust is required to   64121-9186. We will
 AIG CAPITAL SERVICES,     file its com-plete         resume in-dividual
   INC.                    schedule of portfolio      mailings for your account
 HARBORSIDE 5              holdings quarterly with    within thirty (30) days
 185 HUDSON STREET, SUITE  the U.S. Securities and    of receipt of your
   3300                    Exchange Commission on     request.
 JERSEY CITY, NJ 07311     Form N-PORT. The Trust's   This report is submitted
SHAREHOLDER SERVICING      Forms N-PORT are           solely for the general
AGENT                      available on the U.S.      information of
 AIG FUND SERVICES, INC.   Securities and Exchange    shareholders of the
 HARBORSIDE 5              Commis-sion website at     Funds. Distribution of
 185 HUDSON STREET, SUITE  http://www.sec.gov.        this report to persons
   3300                                               other than shareholders
 JERSEY CITY, NJ 07311                                of the Funds is
CUSTODIAN                                             authorized only in
 STATE STREET BANK AND                                con-nection with a
   TRUST COMPANY                                      currently effective
 ONE LINCOLN STREET                                   pro-spectus, setting
 BOSTON, MA 02111                                     forth details of the
TRANSFER AGENT                                        Funds, which must precede
 DST ASSET MANAGER                                    or accom-pany this report.
   SOLUTIONS, INC.                                    The accompanying report
 303 W 11TH STREET                                    has not been audited by
 KANSAS CITY, MO 64105                                independent accountants
                                                      and accordingly no
                                                      opinion has been
                                                      expressed thereon.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW THESE SIMPLE STEPS:

                   1   GO TO WWW.AIG.COM/FUNDS

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

[LOGO]

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.


AIG FUNDS ARE ADVISED BY SUNAMERICA ASSET MANAGEMENT, LLC (SAAMCO) AND DISTRIBUTED BY AIG CAPITAL SERVICES, INC. (ACS), MEMBER FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS, CONTAINING THIS AND OTHER IMPORTANT INFORMATION, CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER, THE AIG FUNDS SALES DESK AT 800-858-8850, EXT. 6003, OR AT AIG.COM/FUNDS. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

HWSAN-4/19

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

         Not applicable.

Item 13. Exhibits.

     (a) (1) Not applicable.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 8, 2019

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: July 8, 2019